UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of principal executive offices)     (Zip code)
Carl Verboncoeur
Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 2.4%
Boeing Co.	37,333	$1,579,559
General Dynamics Corp.	27,452	1,557,352
Goodrich Corp.	43,519	1,682,445
Honeywell International, Inc.	46,531	1,526,682
L-3 Communications Holdings, Inc.	21,146	1,670,957
Lockheed Martin Corp.	19,432	1,594,201
Northrop Grumman Corp.	36,232	1,743,484
Precision Castparts Corp.	25,634	1,664,928
Raytheon Co.	30,728	1,555,451
Rockwell Collins, Inc.	40,709	1,533,915
United Technologies Corp.	30,146	1,446,707

Total Aerospace & Defense		17,555,681

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	29,596	1,360,824
Expeditors International of Washington, Inc.	47,597	1,323,672
FedEx Corp.	24,236	1,234,582
United Parcel Service, Inc. — Class B	28,704	1,219,633

Total Air Freight & Logistics		5,138,711

Airlines 0.2%
Southwest Airlines Co.	190,438	1,338,779

Total Airlines		1,338,779

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	255,898	1,578,891
Johnson Controls, Inc.	86,895	1,087,056

Total Auto Components		2,665,947

Automobiles 0.5%
Ford Motor Co.*	536,867	1,003,941
General Motors Corp.	378,727	1,139,968
Harley-Davidson, Inc.	92,352	1,124,848

Total Automobiles		3,268,757

Beverages 1.6%
Brown-Forman Corp. — Class B	30,868	1,401,716
Coca-Cola Co.(The)	34,344	1,467,176
Coca-Cola Enterprises, Inc.	129,562	1,454,981
Constellation Brands, Inc. — Class A*	99,068	1,438,467
Dr Pepper Snapple Group, Inc.*	92,029	1,513,877
Molson Coors Brewing Co. — Class B	33,352	1,343,085
Pepsi Bottling Group, Inc.	72,174	1,392,236
PepsiCo, Inc.	28,468	1,429,948

Total Beverages		11,441,486

Biotechnology 1.3%
Amgen, Inc.*	26,390	1,447,492
Biogen Idec, Inc.*	32,915	1,601,315
Celgene Corp.*	28,358	1,501,556
Cephalon, Inc.*	19,876	1,534,030
Genzyme Corp.*	22,569	1,555,455
Gilead Sciences, Inc.*	31,168	1,582,399

Total Biotechnology		9,222,247

Building Products 0.1%
Masco Corp.	135,033	1,055,958

Total Building Products		1,055,958

Capital Markets 2.9%
American Capital, Ltd.	490,758	1,403,568
Ameriprise Financial, Inc.	70,013	1,410,762
Bank of New York Mellon Corp.	57,261	1,473,898
Charles Schwab Corp.(The)	101,816	1,383,679
E*TRADE Financial Corp.*	1,316,827	1,501,183
Federated Investors, Inc. — Class B	90,463	1,765,838
Franklin Resources, Inc.	24,502	1,186,387
Goldman Sachs Group, Inc.(The)	20,232	1,633,329

		Market
	Shares	Value

Invesco Ltd.	117,689	$1,387,553
Janus Capital Group, Inc.	201,603	1,058,416
Legg Mason, Inc.	71,047	1,141,015
Morgan Stanley	94,297	1,907,628
Northern Trust Corp.	29,916	1,720,768
State Street Corp.	38,155	887,867
T. Rowe Price Group, Inc.	46,329	1,277,754

Total Capital Markets		21,139,645

Chemicals 2.3%
Air Products & Chemicals, Inc.	32,391	1,629,267
CF Industries Holdings, Inc.	31,660	1,488,020
Dow Chemical Co.(The)	76,001	880,852
Du Pont (E.I.) de Nemours & Co.	60,347	1,385,567
Eastman Chemical Co.	51,368	1,333,000
Ecolab, Inc.	43,141	1,465,068
International Flavors & Fragrances, Inc.	52,480	1,501,978
Monsanto Co.	21,047	1,600,835
PPG Industries, Inc.	36,674	1,378,209
Praxair, Inc.	26,270	1,635,570
Rohm & Haas Co.	22,665	1,250,881
Sigma-Aldrich Corp.	37,010	1,335,321

Total Chemicals		16,884,568

Commercial Banks 1.8%
BB&T Corp.	54,227	1,073,152
Comerica, Inc.	78,778	1,312,441
Fifth Third Bancorp	199,026	475,672
First Horizon National Corp.	148,688	1,415,510
Huntington Bancshares, Inc.	204,271	588,300
KeyCorp	190,663	1,388,027
M&T Bank Corp.	27,291	1,061,893
Marshall & Ilsley Corp.	118,773	678,194
PNC Financial Services Group, Inc.	34,089	1,108,574
Regions Financial Corp.	186,476	645,207
SunTrust Banks, Inc.	52,649	645,477
U.S. Bancorp	60,426	896,722
Wells Fargo & Co.	52,514	992,515
Zions Bancorp	61,865	923,026

Total Commercial Banks		13,204,710

Commercial Services & Supplies 2.3%
Avery Dennison Corp.	47,294	1,145,934
Cintas Corp.	68,687	1,562,629
Dun & Bradstreet Corp.	20,869	1,586,044
Equifax, Inc.	61,105	1,510,515
Iron Mountain, Inc.*	61,843	1,265,308
Monster Worldwide, Inc.*	127,012	1,169,780
Pitney Bowes, Inc.	62,195	1,384,461
R.R. Donnelley & Sons Co.	114,967	1,122,078
Republic Services, Inc.	65,701	1,699,028
Robert Half International, Inc.	77,062	1,306,201
Stericycle, Inc.*	28,790	1,408,407
Waste Management, Inc.	49,044	1,529,682

Total Commercial Services & Supplies		16,690,067

Communications Equipment 1.9%
Ciena Corp.*	234,881	1,465,657
Cisco Systems, Inc.*	92,017	1,377,494
Corning, Inc.	175,862	1,777,965
Harris Corp.	41,345	1,789,825
JDS Uniphase Corp.*	417,692	1,516,222
Juniper Networks, Inc.*	90,825	1,286,082
Motorola, Inc.	349,346	1,547,603
QUALCOMM, Inc.	44,305	1,530,738
Tellabs, Inc.*	377,660	1,559,736

Total Communications Equipment		13,851,322

Computers & Peripherals 2.3%
Apple, Inc.*	17,299	1,559,159

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)(continued)	January 31, 2009

		Market
	Shares	Value

Dell, Inc.*	136,927	$1,300,807
EMC Corp.*	141,859	1,566,123
Hewlett-Packard Co.	43,748	1,520,243
International Business Machines Corp.	18,357	1,682,419
Lexmark International, Inc. — Class A*	55,713	1,319,284
NetApp, Inc.*	112,358	1,666,269
QLogic Corp.*	120,739	1,366,765
SanDisk Corp.*	160,137	1,830,366
Sun Microsystems, Inc.*	382,347	1,590,564
Teradata Corp.*	104,317	1,369,682

Total Computers & Peripherals		16,771,681

Construction & Engineering 0.4%
Fluor Corp.	34,397	1,338,044
Jacobs Engineering Group, Inc.*	33,581	1,298,577

Total Construction & Engineering		2,636,621

Construction Materials 0.2%
Vulcan Materials Co.	22,774	1,126,402

Total Construction Materials		1,126,402

Consumer Finance 0.7%
American Express Co.	78,590	1,314,811
Capital One Financial Corp.	49,624	786,044
Discover Financial Services	160,107	1,144,765
SLM Corp.*	186,360	2,133,822

Total Consumer Finance		5,379,442

Containers & Packaging 0.9%
Ball Corp.	37,403	1,434,031
Bemis Co., Inc.	60,174	1,358,127
Owens-Illinois, Inc.*	58,336	1,108,384
Pactiv Corp.*	63,394	1,370,578
Sealed Air Corp.	102,976	1,395,325

Total Containers & Packaging		6,666,445

Distributors 0.2%
Genuine Parts Co.	40,921	1,310,290

Total Distributors		1,310,290

Diversified Consumer Services 0.4%
Apollo Group, Inc. — Class A*	20,145	1,641,012
H&R Block, Inc.	70,345	1,458,252

Total Diversified Consumer Services		3,099,264

Diversified Financial Services 1.6%
Bank of America Corp.	109,985	723,701
CIT Group, Inc.	350,241	977,172
Citigroup, Inc.	216,648	769,101
CME Group, Inc.	7,058	1,227,457
IntercontinentalExchange, Inc.*	19,233	1,094,935
JPMorgan Chase & Co.	50,316	1,283,561
Leucadia National Corp.*	75,233	1,197,709
Moody’s Corp.	68,447	1,466,135
Nasdaq OMX Group (The)*	62,121	1,355,480
NYSE Euronext	57,673	1,268,806

Total Diversified Financial Services		11,364,057

Diversified Telecommunication Services 1.5%
AT&T, Inc.	54,868	1,350,850
CenturyTel, Inc.	59,995	1,628,264
Embarq Corp.	48,293	1,725,026
Frontier Communications Corp.	179,131	1,452,753
Qwest Communications International, Inc.	457,203	1,472,194
Verizon Communications, Inc.	45,669	1,364,133
Windstream Corp.	166,355	1,443,961

Total Diversified Telecommunication Services		10,437,181

Electric Utilities 2.8%
Allegheny Energy, Inc.	48,468	1,611,076
American Electric Power Co., Inc.	47,723	1,496,116
Duke Energy Corp.	103,109	1,562,101

		Market
	Shares	Value

Edison International	48,415	$1,576,877
Entergy Corp.	18,607	1,420,830
Exelon Corp.	28,800	1,561,536
FirstEnergy Corp.	30,128	1,506,099
FPL Group, Inc.	30,212	1,557,429
Pepco Holdings, Inc.	89,920	1,601,475
Pinnacle West Capital Corp.	50,123	1,677,617
PPL Corp.	50,992	1,563,415
Progress Energy, Inc.	39,067	1,512,674
Southern Co.	42,293	1,414,701

Total Electric Utilities		20,061,946

Electrical Equipment 0.6%
Cooper Industries, Ltd. — Class A	53,952	1,451,848
Emerson Electric Co.	45,417	1,485,136
Rockwell Automation, Inc.	49,691	1,293,954

Total Electrical Equipment		4,230,938

Electronic Equipment & Instruments 1.3%
Agilent Technologies, Inc.*	94,331	1,705,505
Amphenol Corp. — Class A	66,380	1,735,837
FLIR Systems, Inc.*	53,160	1,327,405
Jabil Circuit, Inc.	240,694	1,400,839
Molex, Inc.	111,172	1,486,370
Tyco Electronics, Ltd.	97,246	1,377,003

Total Electronic Equipment & Instruments		9,032,959

Energy Equipment & Services 2.7%
Baker Hughes, Inc.	50,602	1,686,059
BJ Services Co.	135,128	1,486,408
Cameron International Corp.*	76,756	1,777,669
ENSCO International, Inc.	55,170	1,509,451
Halliburton Co.	86,290	1,488,502
Nabors Industries, Ltd.*	137,547	1,506,140
National-Oilwell Varco, Inc.*	64,861	1,714,925
Noble Corp.	71,004	1,927,759
Rowan Cos., Inc.	99,722	1,262,480
Schlumberger, Ltd.	37,585	1,533,844
Smith International, Inc.	65,416	1,484,943
Weatherford International, Ltd.*	154,051	1,699,182

Total Energy Equipment & Services		19,077,362

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	28,774	1,295,693
CVS Caremark Corp.	57,442	1,544,041
Kroger Co.(The)	59,358	1,335,555
Safeway, Inc.	65,917	1,412,602
SUPERVALU, Inc.	118,780	2,083,401
Sysco Corp.	63,683	1,419,494
Wal-Mart Stores, Inc.	27,392	1,290,711
Walgreen Co.	60,045	1,645,834
Whole Foods Market, Inc.	152,513	1,563,258

Total Food & Staples Retailing		13,590,589

Food Products 2.9%
Archer-Daniels-Midland Co.	54,548	1,493,524
Campbell Soup Co.	55,181	1,675,847
ConAgra Foods, Inc.	95,449	1,632,178
Dean Foods Co.*	89,248	1,726,056
General Mills, Inc.	25,844	1,528,673
H.J. Heinz Co.	41,125	1,501,062
Hershey Co.(The)	43,685	1,628,577
J.M. Smucker Co.(The)	36,847	1,663,642
Kellogg Co.	35,781	1,563,272
Kraft Foods, Inc. — Class A	57,358	1,608,892
McCormick & Co., Inc.	48,688	1,559,964
Sara Lee Corp.	158,479	1,589,544
Tyson Foods, Inc. — Class A	192,826	1,706,510

Total Food Products		20,877,741

2

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)(continued)	January 31, 2009

		Market
	Shares	Value

Gas Utilities 0.6%
Equitable Resources, Inc.	47,932	$1,640,712
Nicor, Inc.	41,896	1,433,262
Questar Corp.	46,555	1,581,939

Total Gas Utilities		4,655,913

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	28,744	1,685,836
Becton, Dickinson & Co.	23,054	1,675,334
Boston Scientific Corp.*	201,409	1,786,498
C.R. Bard, Inc.	19,213	1,644,056
Covidien, Ltd.	42,007	1,610,548
Dentsply International, Inc.	56,552	1,521,814
Hospira, Inc.*	58,016	1,444,598
Intuitive Surgical, Inc.*	12,191	1,258,477
Medtronic, Inc.	48,116	1,611,405
St Jude Medical, Inc.*	47,454	1,725,902
Stryker Corp.	39,377	1,663,285
Varian Medical Systems, Inc.*	44,321	1,645,639
Zimmer Holdings, Inc.*	38,232	1,391,645

Total Health Care Equipment & Supplies		20,665,037

Health Care Providers & Services 3.6%
Aetna, Inc.	56,432	1,749,392
AmerisourceBergen Corp.	44,111	1,602,112
Cardinal Health, Inc.	46,758	1,760,439
CIGNA Corp.	94,807	1,645,849
Coventry Health Care, Inc.*	113,274	1,713,836
DaVita, Inc.*	30,598	1,438,106
Express Scripts, Inc.*	24,978	1,342,817
Humana, Inc.*	43,022	1,631,824
Laboratory Corp. of America Holdings*	24,376	1,443,059
McKesson Corp.	40,649	1,796,686
Medco Health Solutions, Inc.*	35,771	1,607,191
Patterson Cos., Inc.*	84,001	1,544,778
Quest Diagnostics, Inc.	30,592	1,509,715
Tenet Healthcare Corp.*	1,495,938	1,600,654
UnitedHealth Group, Inc.	58,603	1,660,223
WellPoint, Inc.*	36,158	1,498,749

Total Health Care Providers & Services		25,545,430

Health Care Technology 0.2%
IMS Health, Inc.	104,806	1,521,783

Total Health Care Technology		1,521,783

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	63,893	1,162,214
Darden Restaurants, Inc.	56,031	1,469,133
International Game Technology	133,507	1,415,174
Marriott International, Inc. — Class A	85,975	1,402,252
McDonald’s Corp.	25,368	1,471,851
Starbucks Corp.*	156,893	1,481,070
Starwood Hotels & Resorts Worldwide, Inc.	88,748	1,341,870
Wyndham Worldwide Corp.	227,934	1,397,235
Wynn Resorts Ltd.*	35,465	1,066,787
Yum! Brands, Inc.	50,346	1,440,903

Total Hotels, Restaurants & Leisure		13,648,489

Household Durables 2.2%
Black & Decker Corp.	34,583	999,795
Centex Corp.	128,778	1,095,901
D.R. Horton, Inc.	205,117	1,222,497
Fortune Brands, Inc.	38,355	1,227,360
Harman International Industries, Inc.	94,582	1,521,824
KB HOME	100,672	1,074,170
Leggett & Platt, Inc.	105,452	1,317,096
Lennar Corp. — Class A	149,399	1,148,878
Newell Rubbermaid, Inc.	162,505	1,313,040
Pulte Homes, Inc.	135,102	1,371,285
Snap-on, Inc.	39,923	1,204,876

		Market
	Shares	Value

Stanley Works(The)	46,840	$1,464,219
Whirlpool Corp.	36,481	1,219,560

Total Household Durables		16,180,501

Household Products 0.8%
Clorox Co.	28,744	1,441,512
Colgate-Palmolive Co.	23,680	1,540,147
Kimberly-Clark Corp.	29,806	1,534,115
Procter & Gamble Co.	25,548	1,392,366

Total Household Products		5,908,140

Independent Power Producers & Energy Traders 0.7%
AES Corp.(The)*	192,069	1,519,266
Constellation Energy Group, Inc.	64,193	1,688,276
Dynegy, Inc. — Class A*	719,866	1,518,917

Total Independent Power Producers & Energy Traders		4,726,459

Industrial Conglomerates 0.7%
3M Co.	27,056	1,455,342
General Electric Co.	95,048	1,152,932
Textron, Inc.	99,897	902,070
Tyco International, Ltd.	72,162	1,516,846

Total Industrial Conglomerates		5,027,190

Insurance 3.5%
AFLAC, Inc.	34,127	792,088
Allstate Corp.	48,952	1,060,790
American International Group, Inc.	939,207	1,202,185
Aon Corp.	35,515	1,315,831
Assurant, Inc.	56,805	1,499,652
Chubb Corp.	30,648	1,304,992
Cincinnati Financial Corp.	50,841	1,114,943
Genworth Financial, Inc. — Class A	487,692	1,131,445
Hartford Financial Services Group, Inc.	86,865	1,143,143
Lincoln National Corp.	81,427	1,231,991
Loews Corp.	55,133	1,345,245
Marsh & McLennan Cos., Inc.	66,843	1,292,075
MBIA, Inc.*	309,387	1,194,234
MetLife, Inc.	42,004	1,206,775
Principal Financial Group, Inc.	76,427	1,267,924
Progressive Corp.*	105,873	1,286,357
Prudential Financial, Inc.	51,934	1,337,300
Torchmark Corp.	34,809	1,044,270
Travelers Cos., Inc.(The)	35,442	1,369,479
Unum Group	85,349	1,208,542
XL Capital, Ltd. — Class A	385,120	1,116,848

Total Insurance		25,466,109

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	29,976	1,763,188
Expedia, Inc.*	184,917	1,651,309

Total Internet & Catalog Retail		3,414,497

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	98,693	1,330,381
eBay, Inc.*	107,135	1,287,763
Google, Inc. — Class A*	4,934	1,670,307
VeriSign, Inc.*	72,525	1,400,458
Yahoo!, Inc.*	118,051	1,384,738

Total Internet Software & Services		7,073,647

IT Services 2.3%
Affiliated Computer Services, Inc. — Class A*	35,060	1,607,852
Automatic Data Processing, Inc.	41,025	1,490,438
Cognizant Technology Solutions Corp. — Class A*	85,495	1,601,321
Computer Sciences Corp.*	45,879	1,690,182
Convergys Corp.*	239,607	1,804,241
Fidelity National Information Services, Inc.	90,200	1,435,082

3

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)(continued)	January 31, 2009

		Market
	Shares	Value

Fiserv, Inc.*	42,147	$1,338,167
Mastercard, Inc. — Class A	10,246	1,391,202
Paychex, Inc.	59,369	1,442,073
Total System Services, Inc.	109,804	1,390,119
Western Union Co.	110,913	1,515,072

Total IT Services		16,705,749

Leisure Equipment & Products 0.5%
Eastman Kodak Co.	251,317	1,138,466
Hasbro, Inc.	52,509	1,267,042
Mattel, Inc.	102,434	1,453,539

Total Leisure Equipment & Products		3,859,047

Life Sciences Tools & Services 1.1%
Life Technologies Corp.*	70,275	1,789,201
Millipore Corp.*	30,286	1,670,576
PerkinElmer, Inc.	110,597	1,395,734
Thermo Fisher Scientific Inc.*	47,450	1,704,878
Waters Corp.*	41,821	1,512,666

Total Life Sciences Tools & Services		8,073,055

Machinery 2.8%
Caterpillar, Inc.	36,251	1,118,343
Cummins, Inc.	58,693	1,407,458
Danaher Corp.	27,858	1,558,098
Deere & Co.	39,321	1,366,012
Dover Corp.	48,602	1,374,465
Eaton Corp.	33,967	1,495,227
Flowserve Corp.	30,036	1,601,219
Illinois Tool Works, Inc.	45,669	1,491,550
Ingersoll-Rand Co., Ltd. — Class A	96,174	1,558,981
ITT Corp.	34,740	1,573,027
Manitowoc Co., Inc.	178,527	981,898
PACCAR, Inc.	54,552	1,439,627
Pall Corp.	58,019	1,512,555
Parker-Hannifin Corp.	40,699	1,555,109

Total Machinery		20,033,569

Media 2.8%
CBS Corp. — Class B	205,446	1,175,151
Comcast Corp. — Class A	97,561	1,429,269
DIRECTV Group, Inc.(The)*	70,084	1,534,840
Gannett Co., Inc.	198,519	1,145,455
Interpublic Group of Cos., Inc.*	372,137	1,239,216
McGraw-Hill Cos., Inc.	63,477	1,395,859
Meredith Corp.	92,860	1,482,974
New York Times Co. — Class A	229,567	1,140,948
News Corp. — Class A	176,667	1,128,902
Omnicom Group, Inc.	56,358	1,459,109
Scripps Networks Interactive — Class A	73,854	1,585,645
Time Warner, Inc.	154,220	1,438,873
Viacom, Inc. — Class B*	86,019	1,268,780
Walt Disney Co.(The)	69,177	1,430,580
Washington Post Co. — Class B	3,992	1,559,115

Total Media		20,414,716

Metals & Mining 1.6%
AK Steel Holding Corp.	163,918	1,322,818
Alcoa, Inc.	156,390	1,218,278
Allegheny Technologies, Inc.	63,351	1,399,424
Freeport-McMoRan Copper & Gold, Inc.	65,976	1,658,637
Newmont Mining Corp.	41,289	1,642,476
Nucor Corp.	36,041	1,470,112
Titanium Metals Corp.	177,672	1,252,588
United States Steel Corp.	41,920	1,258,858

Total Metals & Mining		11,223,191

Multi-Utilities 3.2%
Ameren Corp.	46,690	1,552,442
CenterPoint Energy, Inc.	122,252	1,635,732

		Market
	Shares	Value

CMS Energy Corp.	156,875	$1,843,281
Consolidated Edison, Inc.	39,293	1,601,190
Dominion Resources, Inc.	43,195	1,519,600
DTE Energy Co.	43,261	1,492,505
Integrys Energy Group, Inc.	36,243	1,513,145
NiSource, Inc.	136,911	1,325,298
PG&E Corp.	39,533	1,528,741
Public Service Enterprise Group, Inc.	52,856	1,668,664
SCANA Corp.	39,434	1,352,192
Sempra Energy	37,140	1,628,218
TECO Energy, Inc.	127,199	1,527,660
Wisconsin Energy Corp.	36,862	1,643,308
Xcel Energy, Inc.	82,289	1,519,055

Total Multi-Utilities		23,351,031

Multiline Retail 1.6%
Big Lots, Inc.*	98,623	1,326,479
Family Dollar Stores, Inc.	61,359	1,703,939
J.C. Penney Co., Inc.	77,496	1,298,058
Kohl’s Corp.*	43,648	1,602,318
Macy’s, Inc.	148,289	1,327,187
Nordstrom, Inc.	123,749	1,570,375
Sears Holdings Corp.*	39,357	1,610,489
Target Corp.	44,441	1,386,559

Total Multiline Retail		11,825,404

Office Electronics 0.2%
Xerox Corp.	198,270	1,316,513

Total Office Electronics		1,316,513

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	40,481	1,487,272
Apache Corp.	20,631	1,547,325
Cabot Oil & Gas Corp.	58,346	1,603,932
Chesapeake Energy Corp.	96,898	1,531,957
Chevron Corp.	20,992	1,480,356
ConocoPhillips	29,382	1,396,527
CONSOL Energy, Inc.	52,634	1,434,803
Devon Energy Corp.	23,244	1,431,830
El Paso Corp.	203,469	1,664,376
EOG Resources, Inc.	23,590	1,598,694
Exxon Mobil Corp.	19,974	1,527,612
Hess Corp.	32,316	1,797,093
Marathon Oil Corp.	59,095	1,609,157
Massey Energy Co.	117,608	1,785,289
Murphy Oil Corp.	34,976	1,545,240
Noble Energy, Inc.	31,810	1,556,463
Occidental Petroleum Corp.	27,026	1,474,268
Peabody Energy Corp.	67,362	1,684,050
Pioneer Natural Resources Co.	95,928	1,404,386
Range Resources Corp.	44,217	1,584,737
Southwestern Energy Co.*	54,088	1,711,885
Spectra Energy Corp.	99,381	1,442,018
Sunoco, Inc.	37,346	1,729,867
Tesoro Corp.	136,848	2,357,891
Valero Energy Corp.	68,814	1,659,794
Williams Cos., Inc.	109,798	1,553,642
XTO Energy, Inc.	41,511	1,539,643

Total Oil, Gas & Consumable Fuels		43,140,107

Paper & Forest Products 0.6%
International Paper Co.	125,868	1,147,916
MeadWestvaco Corp.	136,695	1,591,130
Weyerhaeuser Co.	44,853	1,226,281

Total Paper & Forest Products		3,965,327

Personal Products 0.4%
Avon Products, Inc.	66,211	1,354,015

4

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)(continued)	January 31, 2009

		Market
	Shares	Value

Estee Lauder Cos., Inc — Class A	51,868	$1,361,535

Total Personal Products		2,715,550

Pharmaceuticals 2.8%
Abbott Laboratories	29,220	1,619,957
Allergan, Inc.	42,197	1,608,550
Bristol-Myers Squibb Co.	66,656	1,427,105
Eli Lilly & Co.	40,353	1,485,797
Forest Laboratories, Inc.*	62,571	1,566,778
Johnson & Johnson	26,134	1,507,671
King Pharmaceuticals, Inc.*	148,249	1,295,696
Merck & Co., Inc.	53,881	1,538,303
Mylan Inc.*	162,355	1,839,482
Pfizer, Inc.	88,742	1,293,858
Schering-Plough Corp.	92,028	1,616,012
Watson Pharmaceuticals, Inc.*	62,798	1,713,129
Wyeth	40,895	1,757,258

Total Pharmaceuticals		20,269,596

Real Estate Investment Trusts (REITs) 2.6%
Apartment Investment & Management Co. — Class A	134,761	1,198,024
AvalonBay Communities, Inc.	24,170	1,252,248
Boston Properties, Inc.	27,436	1,187,979
Developers Diversified Realty Corp.	339,388	1,629,062
Equity Residential	52,857	1,264,868
HCP, Inc.	60,309	1,407,612
Health Care REIT, Inc.	34,015	1,286,107
Host Hotels & Resorts, Inc.	204,899	1,102,357
Kimco Realty Corp.	85,661	1,231,805
Plum Creek Timber Co., Inc.	44,765	1,377,419
ProLogis	167,635	1,678,026
Public Storage, Inc.	20,954	1,296,424
Simon Property Group, Inc.	29,167	1,253,598
Vornado Realty Trust	25,923	1,317,148

Total Real Estate Investment Trusts (REITs)		18,482,677

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	379,383	1,365,779

Total Real Estate Management & Development		1,365,779

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	20,661	1,368,791
CSX Corp.	47,523	1,376,266
Norfolk Southern Corp.	33,794	1,296,338
Ryder System, Inc.	42,280	1,428,218
Union Pacific Corp.	32,782	1,435,524

Total Road & Rail		6,905,137

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	700,392	1,533,859
Altera Corp.	93,309	1,435,092
Analog Devices, Inc.	81,378	1,625,932
Applied Materials, Inc.	151,319	1,417,859
Broadcom Corp. — Class A*	86,934	1,377,904
Intel Corp.	106,026	1,367,735
KLA-Tencor Corp.	71,087	1,424,584
Linear Technology Corp.	69,803	1,634,786
LSI Corp.*	413,125	1,313,738
MEMC Electronic Materials, Inc.*	106,689	1,450,970
Microchip Technology, Inc.	77,759	1,475,088
Micron Technology, Inc.*	535,043	1,990,360
National Semiconductor Corp.	149,413	1,515,048
Novellus Systems, Inc.*	120,535	1,662,178
NVIDIA Corp.*	179,123	1,424,028
Teradyne, Inc.*	374,016	1,799,017
Texas Instruments, Inc.	101,888	1,523,226
Xilinx, Inc.	88,272	1,487,383

Total Semiconductors & Semiconductor Equipment		27,458,787

		Market
	Shares	Value

Software 2.8%
Adobe Systems, Inc.*	69,713	$1,346,158
Autodesk, Inc.*	83,735	1,386,652
BMC Software, Inc.*	59,319	1,502,550
CA, Inc.	84,500	1,520,155
Citrix Systems, Inc.*	67,035	1,410,417
Compuware Corp.*	230,302	1,496,963
Electronic Arts, Inc.*	88,385	1,364,664
Intuit, Inc.*	65,977	1,494,379
McAfee, Inc.*	45,515	1,387,752
Microsoft Corp.	79,443	1,358,475
Novell, Inc.*	431,499	1,596,546
Oracle Corp.*	86,108	1,449,198
Salesforce.com, Inc.*	47,836	1,272,916
Symantec Corp.*	116,108	1,779,936

Total Software		20,366,761

Specialty Retail 3.1%
Abercrombie & Fitch Co. — Class A	68,724	1,226,723
AutoNation, Inc.*	157,667	1,463,150
AutoZone, Inc.*	11,466	1,523,717
Bed Bath & Beyond, Inc.*	60,015	1,394,149
Best Buy Co., Inc.	54,998	1,541,044
GameStop Corp. — Class A*	63,171	1,565,377
Gap, Inc.(The)	113,778	1,283,416
Home Depot, Inc.	63,574	1,368,748
Limited Brands, Inc.	167,470	1,326,362
Lowe’s Cos., Inc.	69,720	1,273,784
Office Depot, Inc.*	568,645	1,228,273
RadioShack Corp.	134,447	1,540,763
Sherwin-Williams Co.(The)	27,352	1,306,058
Staples, Inc.	84,088	1,340,363
Tiffany & Co.	63,721	1,322,211
TJX Cos., Inc.	75,446	1,465,161

Total Specialty Retail		22,169,299

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.*	74,944	1,094,182
Jones Apparel Group, Inc.	271,363	938,916
NIKE, Inc. — Class B	29,986	1,356,867
Polo Ralph Lauren Corp.	32,935	1,351,323
V.F. Corp.	27,552	1,543,463

Total Textiles, Apparel & Luxury Goods		6,284,751

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	102,696	1,191,274
People’s United Financial, Inc.	85,478	1,398,420

Total Thrifts & Mortgage Finance		2,589,694

Tobacco 0.8%
Altria Group, Inc.	100,486	1,662,039
Lorillard, Inc.	26,766	1,591,506
Philip Morris International, Inc.	36,437	1,353,635
Reynolds American, Inc.	38,029	1,451,947

Total Tobacco		6,059,127

Trading Companies & Distributors 0.4%
Fastenal Co.	45,127	1,542,441
W.W. Grainger, Inc.	20,951	1,528,375

Total Trading Companies & Distributors		3,070,816

Wireless Telecommunication Services 0.5%
American Tower Corp. — Class A*	52,144	1,582,049
Sprint Nextel Corp.*	880,812	2,140,373

Total Wireless Telecommunication Services		3,722,422

Total Common Stocks (Cost $1,296,881,837)		718,322,096

5

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	2,321,032	$2,321,032

Total Short Term Investments (Cost $2,321,032)		2,321,032

Total Investments 100.1% (Cost $1,299,202,869)		720,643,128

Liabilities in Excess of Other Assets — (0.1)%		(916,583)

Net Assets — 100.0%		$719,726,545

*	Non-Income Producing Security.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Aerospace & Defense 2.1%
Boeing Co.	82,329	$3,483,340
United Technologies Corp.	106,644	5,117,846

Total Aerospace & Defense		8,601,186

Air Freight & Logistics 0.8%
United Parcel Service, Inc. — Class B	74,944	3,184,371

Total Air Freight & Logistics		3,184,371

Beverages 4.8%
Coca-Cola Co.(The)	254,536	10,873,778
PepsiCo, Inc.	173,804	8,730,175

Total Beverages		19,603,953

Biotechnology 1.0%
Genentech, Inc.*	50,899	4,135,035

Total Biotechnology		4,135,035

Capital Markets 1.0%
Goldman Sachs Group, Inc.(The)	48,662	3,928,483

Total Capital Markets		3,928,483

Chemicals 1.3%
Monsanto Co.	60,134	4,573,792
Mosaic Co (The)	17,023	607,210

Total Chemicals		5,181,002

Commercial Banks 2.8%
U.S. Bancorp	190,736	2,830,522
Wells Fargo & Co.	462,310	8,737,659

Total Commercial Banks		11,568,181

Communications Equipment 3.8%
Cisco Systems, Inc.*	647,301	9,690,096
QUALCOMM, Inc.	177,371	6,128,168

Total Communications Equipment		15,818,264

Computers & Peripherals 7.7%
Apple, Inc.*	96,610	8,707,459
Hewlett-Packard Co.	270,146	9,387,573
International Business Machines Corp.	150,507	13,793,967

Total Computers & Peripherals		31,888,999

Diversified Financial Services 4.1%
Bank of America Corp.	693,654	4,564,243
Citigroup, Inc.	596,568	2,117,816
JPMorgan Chase & Co.	405,876	10,353,897

Total Diversified Financial Services		17,035,956

Diversified Telecommunication Services 6.1%
AT&T, Inc.	651,014	16,027,965
Verizon Communications, Inc.	312,378	9,330,731

Total Diversified Telecommunication Services		25,358,696

Electric Utilities 0.9%
Exelon Corp.	71,876	3,897,117

Total Electric Utilities		3,897,117

Energy Equipment & Services 1.3%
Schlumberger, Ltd.	130,740	5,335,499

Total Energy Equipment & Services		5,335,499

Food & Staples Retailing 3.8%
CVS Caremark Corp.	156,633	4,210,295
Wal-Mart Stores, Inc.	245,859	11,584,876

Total Food & Staples Retailing		15,795,171

Health Care Equipment & Supplies 1.0%
Medtronic, Inc.	123,059	4,121,246

Total Health Care Equipment & Supplies		4,121,246

		Market
	Shares	Value

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	124,212	$7,206,780

Total Hotels, Restaurants & Leisure		7,206,780

Household Products 4.4%
Procter & Gamble Co.	330,311	18,001,949

Total Household Products		18,001,949

Industrial Conglomerates 4.4%
3M Co.	77,174	4,151,190
General Electric Co.	1,153,032	13,986,278

Total Industrial Conglomerates		18,137,468

Insurance 0.1%
American International Group, Inc.	254,560	325,837

Total Insurance		325,837

Internet Software & Services 2.1%
Google, Inc. — Class A*	25,964	8,789,593

Total Internet Software & Services		8,789,593

IT Services 0.6%
Visa, Inc. — Class A	49,050	2,420,618

Total IT Services		2,420,618

Media 3.0%
Comcast Corp. — Class A	307,267	4,501,461
Time Warner, Inc.	392,112	3,658,405
Walt Disney Co.(The)	208,772	4,317,405

Total Media		12,477,271

Oil, Gas & Consumable Fuels 17.8%
Chevron Corp.	226,654	15,983,640
ConocoPhillips	169,024	8,033,711
Exxon Mobil Corp.	578,990	44,281,155
Occidental Petroleum Corp.	89,935	4,905,954

Total Oil, Gas & Consumable Fuels		73,204,460

Pharmaceuticals 13.3%
Abbott Laboratories	169,111	9,375,514
Eli Lilly & Co.	109,503	4,031,901
Johnson & Johnson	308,819	17,815,768
Merck & Co., Inc.	235,224	6,715,645
Pfizer, Inc.	741,333	10,808,635
Wyeth	146,104	6,278,089

Total Pharmaceuticals		55,025,552

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	627,681	8,097,085

Total Semiconductors & Semiconductor Equipment		8,097,085

Software 5.4%
Microsoft Corp.	879,714	15,043,109
Oracle Corp.*	426,767	7,182,489

Total Software		22,225,598

Tobacco 2.1%
Philip Morris International, Inc.	231,150	8,587,223

Total Tobacco		8,587,223

Total Common Stocks (Cost $637,094,655)		409,952,593

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	1,685,396	1,685,396

Total Short Term Investments (Cost $1,685,396)		1,685,396

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

		Market
	Shares	Value

Total Investments 99.8% (Cost $638,780,051)		411,637,989

Other Assets in Excess of Liabilities — 0.2%		697,404

Net Assets — 100.0%		$412,335,393

*	Non-Income Producing Security.

2

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 0.5%
Northrop Grumman Corp.	1,060	$51,007

Total Aerospace & Defense		51,007

Auto Components 1.5%
Goodyear Tire & Rubber Co.(The)*	21,325	131,575
Johnson Controls, Inc.	3,322	41,558

Total Auto Components		173,133

Automobiles 0.8%
Ford Motor Co.*	48,024	89,805

Total Automobiles		89,805

Beverages 0.6%
Coca-Cola Enterprises, Inc.	5,932	66,616

Total Beverages		66,616

Building Products 0.7%
Masco Corp.	9,523	74,470

Total Building Products		74,470

Capital Markets 5.0%
American Capital, Ltd.	85,354	244,112
Ameriprise Financial, Inc.	2,530	50,980
Legg Mason, Inc.	4,512	72,463
Morgan Stanley	9,922	200,722

Total Capital Markets		568,277

Chemicals 2.1%
Air Products & Chemicals, Inc.	1,062	53,419
Dow Chemical Co.(The)	5,742	66,550
Du Pont (E.I.) de Nemours & Co.	2,560	58,777
Eastman Chemical Co.	2,242	58,180

Total Chemicals		236,926

Commercial Banks 4.0%
BB&T Corp.	2,030	40,174
Comerica, Inc.	6,162	102,659
Fifth Third Bancorp	14,293	34,160
Huntington Bancshares, Inc.	13,143	37,852
KeyCorp	7,232	52,649
Marshall & Ilsley Corp.	7,952	45,406
Regions Financial Corp.	10,423	36,063
SunTrust Banks, Inc.	3,762	46,122
U.S. Bancorp	1,780	26,415
Zions Bancorp	1,640	24,469

Total Commercial Banks		445,969

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	1,550	37,557
R.R. Donnelley & Sons Co.	9,362	91,373

Total Commercial Services & Supplies		128,930

Computers & Peripherals 0.5%
Sun Microsystems, Inc.*	12,543	52,179

Total Computers & Peripherals		52,179

Consumer Finance 0.3%
Capital One Financial Corp.	2,140	33,898

Total Consumer Finance		33,898

Diversified Financial Services 3.3%
Bank of America Corp.	8,813	57,990
CIT Group, Inc.	68,959	192,396
Citigroup, Inc.	21,677	76,953
JPMorgan Chase & Co.	1,552	39,591

Total Diversified Financial Services		366,930

Diversified Telecommunication Services 4.7%
AT&T, Inc.	1,680	41,362
CenturyTel, Inc.	3,932	106,714

		Market
	Shares	Value

Embarq Corp.	2,512	$89,729
Frontier Communications Corp.	8,692	70,492
Qwest Communications International, Inc.	33,039	106,385
Verizon Communications, Inc.	1,470	43,909
Windstream Corp.	8,532	74,058

Total Diversified Telecommunication Services		532,649

Electric Utilities 3.2%
American Electric Power Co., Inc.	1,540	48,279
Duke Energy Corp.	4,122	62,448
Pepco Holdings, Inc.	4,952	88,195
Pinnacle West Capital Corp.	2,990	100,076
Progress Energy, Inc.	1,550	60,016

Total Electric Utilities		359,014

Electronic Equipment & Instruments 2.1%
Jabil Circuit, Inc.	22,867	133,086
Molex, Inc.	3,082	41,206
Tyco Electronics, Ltd.	4,732	67,005

Total Electronic Equipment & Instruments		241,297

Food & Staples Retailing 3.4%
SUPERVALU, Inc.	21,715	380,881

Total Food & Staples Retailing		380,881

Food Products 1.6%
ConAgra Foods, Inc.	2,652	45,349
Tyson Foods, Inc. — Class A	14,845	131,378

Total Food Products		176,727

Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	3,960	143,827
McKesson Corp.	1,240	54,808
Tenet Healthcare Corp.*	83,092	88,909

Total Health Care Providers & Services		287,544

Hotels, Restaurants & Leisure 3.4%
Carnival Corp.	3,780	68,758
Darden Restaurants, Inc.	1,490	39,068
International Game Technology	7,532	79,839
Starwood Hotels & Resorts Worldwide, Inc.	3,292	49,775
Wyndham Worldwide Corp.	24,647	151,086

Total Hotels, Restaurants & Leisure		388,526

Household Durables 2.1%
Fortune Brands, Inc.	1,060	33,920
Leggett & Platt, Inc.	5,022	62,725
Newell Rubbermaid, Inc.	6,892	55,687
Whirlpool Corp.	2,560	85,581

Total Household Durables		237,913

Independent Power Producers & Energy Traders 1.3%
Constellation Energy Group, Inc.	5,662	148,910

Total Independent Power Producers & Energy Traders		148,910

Industrial Conglomerates 1.5%
General Electric Co.	4,712	57,157
Textron, Inc.	6,442	58,171
Tyco International, Ltd.	2,440	51,289

Total Industrial Conglomerates		166,617

Insurance 11.9%
Allstate Corp.	3,532	76,538
American International Group, Inc.	173,828	222,500
Assurant, Inc.	1,690	44,616
Cincinnati Financial Corp.	1,890	41,448
Genworth Financial, Inc. — Class A	88,314	204,888
Hartford Financial Services Group, Inc.	18,705	246,158
Lincoln National Corp.	9,793	148,168
Principal Financial Group, Inc.	3,100	51,429
Prudential Financial, Inc.	2,772	71,379

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value

XL Capital, Ltd. — Class A	79,822	$231,484

Total Insurance		1,338,608

Leisure Equipment & Products 1.2%
Eastman Kodak Co.	20,485	92,797
Mattel, Inc.	2,730	38,739

Total Leisure Equipment & Products		131,536

Machinery 0.6%
Ingersoll-Rand Co., Ltd. — Class A	4,312	69,897

Total Machinery		69,897

Media 4.0%
CBS Corp. — Class B	27,977	160,028
Gannett Co., Inc.	30,619	176,672
Meredith Corp.	4,170	66,595
Time Warner, Inc.	5,170	48,236

Total Media		451,531

Metals & Mining 2.4%
AK Steel Holding Corp.	10,712	86,446
Alcoa, Inc.	13,695	106,684
United States Steel Corp.	2,470	74,174

Total Metals & Mining		267,304

Multi-Utilities 5.5%
Ameren Corp.	2,540	84,455
CenterPoint Energy, Inc.	4,942	66,124
Consolidated Edison, Inc.	1,430	58,272
DTE Energy Co.	2,020	69,690
Integrys Energy Group, Inc.	1,900	79,325
NiSource, Inc.	10,873	105,251
SCANA Corp.	1,180	40,462
TECO Energy, Inc.	5,742	68,961
Xcel Energy, Inc.	2,380	43,935

Total Multi-Utilities		616,475

Multiline Retail 2.5%
J.C. Penney Co., Inc.	4,382	73,399
Macy’s, Inc.	22,777	203,854

Total Multiline Retail		277,253

Oil, Gas & Consumable Fuels 5.6%
Spectra Energy Corp.	6,562	95,214
Tesoro Corp.	22,125	381,214
Valero Energy Corp.	6,282	151,522

Total Oil, Gas & Consumable Fuels		627,950

Paper & Forest Products 2.8%
International Paper Co.	12,363	112,751
MeadWestvaco Corp.	12,653	147,281
Weyerhaeuser Co.	2,242	61,296

Total Paper & Forest Products		321,328

Pharmaceuticals 0.5%
Pfizer, Inc.	3,732	54,412

Total Pharmaceuticals		54,412

Real Estate Investment Trusts (REITs) 8.8%
Apartment Investment & Management Co. — Class A	9,055	80,501
AvalonBay Communities, Inc.	660	34,195
Boston Properties, Inc.	1,272	55,078
Equity Residential	1,812	43,361
HCP, Inc.	3,122	72,867
Health Care REIT, Inc.	1,660	62,765
Host Hotels & Resorts, Inc.	22,987	123,670
Kimco Realty Corp.	4,472	64,307
ProLogis	34,550	345,845
Simon Property Group, Inc.	1,160	49,857
Vornado Realty Trust	1,270	64,529

Total Real Estate Investment Trusts (REITs)		996,975

		Market
	Shares	Value

Road & Rail 0.4%
Ryder System, Inc.	1,270	$42,901

Total Road & Rail		42,901

Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.	3,210	64,136
Microchip Technology, Inc.	2,840	53,875

Total Semiconductors & Semiconductor Equipment		118,011

Specialty Retail 3.1%
AutoNation, Inc.*	7,992	74,166
Limited Brands, Inc.	10,103	80,016
Office Depot, Inc.*	92,364	199,506

Total Specialty Retail		353,688

Textiles, Apparel & Luxury Goods 1.2%
Jones Apparel Group, Inc.	38,980	134,871

Total Textiles, Apparel & Luxury Goods		134,871

Tobacco 2.0%
Altria Group, Inc.	5,582	92,326
Philip Morris International, Inc.	2,000	74,300
Reynolds American, Inc.	1,680	64,143

Total Tobacco		230,769

Total Common Stocks (Cost $19,403,574)		11,241,727

SHORT TERM INVESTMENTS 0.6%

SSgA Government Money Market Fund	65,228	65,228

Total Short Term Investments (Cost $65,228)		65,228

Total Investments 100.3% (Cost $19,468,802)		11,306,955

Liabilities in Excess of Other Assets — (0.3)%		(30,835)

Net Assets — 100.0%		$11,276,120

*	Non-Income Producing Security.

2

RYDEX S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 1.6%
Lockheed Martin Corp.	1,830	$150,133
Rockwell Collins, Inc.	5,200	195,936

Total Aerospace & Defense		346,069

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	3,360	154,493
Expeditors International of Washington, Inc.	4,800	133,488

Total Air Freight & Logistics		287,981

Beverages 0.7%
PepsiCo, Inc.	2,830	142,151

Total Beverages		142,151

Biotechnology 2.8%
Amgen, Inc.*	2,700	148,095
Biogen Idec, Inc.*	2,860	139,139
Celgene Corp.*	6,180	327,231

Total Biotechnology		614,465

Capital Markets 1.4%
Franklin Resources, Inc.	1,990	96,356
Goldman Sachs Group, Inc.(The)	2,640	213,127

Total Capital Markets		309,483

Chemicals 0.5%
Ecolab, Inc.	3,160	107,314

Total Chemicals		107,314

Commercial Services & Supplies 2.0%
Dun & Bradstreet Corp.	2,080	158,080
Equifax, Inc.	6,140	151,781
Robert Half International, Inc.	7,010	118,819

Total Commercial Services & Supplies		428,680

Communications Equipment 3.1%
Cisco Systems, Inc.*	9,490	142,065
Harris Corp.	3,600	155,844
Motorola, Inc.	51,321	227,352
QUALCOMM, Inc.	4,190	144,765

Total Communications Equipment		670,026

Computers & Peripherals 4.2%
Apple, Inc.*	2,320	209,102
Dell, Inc.*	17,950	170,525
Lexmark International, Inc. — Class A*	4,340	102,771
NetApp, Inc.*	11,860	175,884
SanDisk Corp.*	21,940	250,774

Total Computers & Peripherals		909,056

Consumer Finance 1.5%
SLM Corp.*	28,360	324,722

Total Consumer Finance		324,722

Containers & Packaging 0.8%
Ball Corp.	4,280	164,095

Total Containers & Packaging		164,095

Diversified Consumer Services 1.1%
Apollo Group, Inc. — Class A*	2,950	240,307

Total Diversified Consumer Services		240,307

Diversified Financial Services 2.8%
CME Group, Inc.	840	146,085
IntercontinentalExchange, Inc.*	3,840	218,611
NYSE Euronext	10,750	236,500

Total Diversified Financial Services		601,196

Electrical Equipment 0.6%
Rockwell Automation, Inc.	5,380	140,095

Total Electrical Equipment		140,095

		Market
	Shares	Value

Electronic Equipment & Instruments 3.3%
Agilent Technologies, Inc.*	18,670	$337,554
Amphenol Corp. — Class A	8,750	228,812
FLIR Systems, Inc.*	5,670	141,580

Total Electronic Equipment & Instruments		707,946

Energy Equipment & Services 5.4%
Baker Hughes, Inc.	5,110	170,265
BJ Services Co.	17,020	187,220
Cameron International Corp.*	5,940	137,570
ENSCO International, Inc.	4,600	125,856
Nabors Industries, Ltd.*	14,880	162,936
Schlumberger, Ltd.	6,260	255,471
Smith International, Inc.	6,020	136,654

Total Energy Equipment & Services		1,175,972

Food & Staples Retailing 0.7%
Sysco Corp.	6,400	142,656

Total Food & Staples Retailing		142,656

Food Products 2.0%
Campbell Soup Co.	4,750	144,258
Hershey Co.(The)	4,090	152,475
Kellogg Co.	3,210	140,245

Total Food Products		436,978

Gas Utilities 0.6%
Questar Corp.	3,820	129,804

Total Gas Utilities		129,804

Health Care Equipment & Supplies 4.4%
Intuitive Surgical, Inc.*	2,690	277,689
Medtronic, Inc.	3,970	132,955
St Jude Medical, Inc.*	3,860	140,388
Stryker Corp.	2,890	122,074
Varian Medical Systems, Inc.*	5,150	191,219
Zimmer Holdings, Inc.*	2,740	99,736

Total Health Care Equipment & Supplies		964,061

Health Care Providers & Services 3.9%
DaVita, Inc.*	5,250	246,750
Express Scripts, Inc.*	3,210	172,570
Laboratory Corp. of America Holdings*	1,740	103,008
Patterson Cos., Inc.*	5,290	97,283
UnitedHealth Group, Inc.	7,670	217,291

Total Health Care Providers & Services		836,902

Health Care Technology 0.9%
IMS Health, Inc.	13,750	199,650

Total Health Care Technology		199,650

Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.*	18,040	170,297
Wynn Resorts Ltd.*	4,350	130,848
Yum! Brands, Inc.	4,890	139,952

Total Hotels, Restaurants & Leisure		441,097

Household Durables 0.6%
Black & Decker Corp.	4,130	119,398

Total Household Durables		119,398

Household Products 0.7%
Colgate-Palmolive Co.	2,180	141,787

Total Household Products		141,787

Industrial Conglomerates 0.7%
3M Co.	2,830	152,226

Total Industrial Conglomerates		152,226

Insurance 0.7%
Progressive Corp.*	11,570	140,576

Total Insurance		140,576

RYDEX S&P 500 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

		Market
	Shares	Value

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	3,860	$227,045

Total Internet & Catalog Retail		227,045

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	16,860	227,273
eBay, Inc.*	11,050	132,821
Google, Inc. — Class A*	850	287,751
VeriSign, Inc.*	8,040	155,252
Yahoo!, Inc.*	13,710	160,818

Total Internet Software & Services		963,915

IT Services 4.9%
Cognizant Technology Solutions Corp. — Class A*	14,120	264,468
Fiserv, Inc.*	3,310	105,093
Mastercard, Inc. — Class A	1,750	237,615
Paychex, Inc.	6,750	163,957
Total System Services, Inc.	10,290	130,271
Western Union Co.	12,570	171,706

Total IT Services		1,073,110

Life Sciences Tools & Services 0.8%
Waters Corp.*	5,080	183,744

Total Life Sciences Tools & Services		183,744

Machinery 2.3%
Caterpillar, Inc.	5,320	164,122
Danaher Corp.	2,180	121,927
PACCAR, Inc.	7,650	201,884

Total Machinery		487,933

Media 1.1%
McGraw-Hill Cos., Inc.	6,380	140,296
Viacom, Inc. — Class B*	6,630	97,793

Total Media		238,089

Metals & Mining 3.8%
Freeport-McMoRan Copper & Gold, Inc.	11,530	289,864
Nucor Corp.	6,360	259,424
Titanium Metals Corp.	38,631	272,349

Total Metals & Mining		821,637

Multiline Retail 1.5%
Sears Holdings Corp.*	7,910	323,677

Total Multiline Retail		323,677

Oil, Gas & Consumable Fuels 11.8%
Anadarko Petroleum Corp.	3,600	132,264
Apache Corp.	2,350	176,250
Cabot Oil & Gas Corp.	5,700	156,693
Chesapeake Energy Corp.	12,130	191,775
Chevron Corp.	2,470	174,184
CONSOL Energy, Inc.	4,420	120,489
Devon Energy Corp.	1,720	105,952
EOG Resources, Inc.	3,030	205,343
Exxon Mobil Corp.	2,760	211,085
Hess Corp.	2,870	159,601
Murphy Oil Corp.	4,700	207,646
Range Resources Corp.	3,200	114,688
Sunoco, Inc.	7,330	339,526
XTO Energy, Inc.	7,190	266,677

Total Oil, Gas & Consumable Fuels		2,562,173

Personal Products 1.1%
Avon Products, Inc.	6,550	133,947
Estee Lauder Cos., Inc — Class A	4,260	111,825

Total Personal Products		245,772

Pharmaceuticals 1.2%
Forest Laboratories, Inc.*	5,470	136,969

		Market
	Shares	Value

Johnson & Johnson	2,260	$130,379

Total Pharmaceuticals		267,348

Real Estate Management & Development 0.8%
CB Richard Ellis Group, Inc. — Class A*	48,721	175,396

Total Real Estate Management & Development		175,396

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp.	8,590	132,114
MEMC Electronic Materials, Inc.*	8,100	110,160
National Semiconductor Corp.	17,920	181,709
Texas Instruments, Inc.	11,220	167,739

Total Semiconductors & Semiconductor Equipment		591,722

Software 6.0%
Adobe Systems, Inc.*	5,630	108,715
Autodesk, Inc.*	10,810	179,014
BMC Software, Inc.*	8,910	225,690
Compuware Corp.*	15,940	103,610
Intuit, Inc.*	6,590	149,264
Microsoft Corp.	9,700	165,870
Oracle Corp.*	9,070	152,648
Salesforce.com, Inc.*	7,890	209,953

Total Software		1,294,764

Specialty Retail 4.2%
Abercrombie & Fitch Co. — Class A	10,180	181,713
AutoZone, Inc.*	1,280	170,099
Bed Bath & Beyond, Inc.*	5,660	131,482
GameStop Corp. — Class A*	5,030	124,643
Sherwin-Williams Co.(The)	2,830	135,132
TJX Cos., Inc.	8,880	172,450

Total Specialty Retail		915,519

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.*	12,940	188,924
NIKE, Inc. — Class B	2,170	98,192

Total Textiles, Apparel & Luxury Goods		287,116

Trading Companies & Distributors 0.6%
Fastenal Co.	4,100	140,138

Total Trading Companies & Distributors		140,138

Total Common Stocks (Cost $32,098,181)		21,673,791

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	50,441	50,441

Total Short Term Investments (Cost $50,441)		50,441

Total Investments 100.0% (Cost $32,148,622)		21,724,232

Liabilities in Excess of Other Assets — 0.0%(a)		(845)

Net Assets — 100.0%		$21,723,387

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Auto Components 3.7%
ArvinMeritor, Inc.	94,451	$165,289
Modine Manufacturing Co.	43,966	120,467

Total Auto Components		285,756

Capital Markets 1.0%
Apollo Investment Corp.	11,649	76,301

Total Capital Markets		76,301

Chemicals 6.7%
Ashland, Inc.	20,058	160,865
Cabot Corp.	4,270	57,047
Chemtura Corp.	97,041	72,781
Cytec Industries, Inc.	2,560	52,326
Ferro Corp.	23,208	91,904
RPM International, Inc.	6,139	75,571

Total Chemicals		510,494

Commercial Banks 3.1%
Associated Banc-Corp.	2,520	39,438
Colonial BancGroup, Inc.	123,008	97,176
PacWest Bancorp	1,930	32,636
Webster Financial Corp.	9,939	41,545
Wilmington Trust Corp.	1,940	26,559

Total Commercial Banks		237,354

Commercial Services & Supplies 4.4%
Deluxe Corp.	5,909	68,131
HNI Corp.	6,919	91,400
Kelly Services, Inc. — Class A	13,629	123,479
Manpower, Inc.	1,820	51,797

Total Commercial Services & Supplies		334,807

Computers & Peripherals 0.8%
Imation Corp.	5,969	58,138

Total Computers & Peripherals		58,138

Containers & Packaging 5.2%
Packaging Corp. of America	5,969	84,760
Temple-Inland, Inc.	54,535	309,213

Total Containers & Packaging		393,973

Diversified Consumer Services 2.5%
Brink’s Home Security Holdings, Inc.*	5,619	128,506
Regis Corp.	5,739	64,564

Total Diversified Consumer Services		193,070

Electric Utilities 2.8%
Great Plains Energy, Inc.	5,110	97,448
NV Energy, Inc.	5,309	56,965
Westar Energy, Inc.	3,060	61,445

Total Electric Utilities		215,858

Electronic Equipment & Instruments 5.8%
Arrow Electronics, Inc.*	3,780	72,084
Avnet, Inc.*	3,040	60,253
Ingram Micro, Inc. — Class A*	9,569	117,412
Tech Data Corp.*	7,229	130,917
Vishay Intertechnology, Inc.*	21,178	62,687

Total Electronic Equipment & Instruments		443,353

Food Products 1.9%
Smithfield Foods, Inc.*	11,999	142,428

Total Food Products		142,428

Gas Utilities 1.7%
AGL Resources, Inc.	1,650	50,869
Oneok, Inc.	2,750	80,355

Total Gas Utilities		131,224

		Market
	Shares	Value

Health Care Providers & Services 4.3%
Health Net, Inc.*	9,409	$137,654
Kindred Healthcare, Inc.*	7,169	97,283
WellCare Health Plans, Inc.*	6,039	89,256

Total Health Care Providers & Services		324,193

Hotels, Restaurants & Leisure 3.5%
Bob Evans Farms, Inc.	2,290	40,212
Boyd Gaming Corp.	19,168	92,198
Brinker International, Inc.	11,949	131,081

Total Hotels, Restaurants & Leisure		263,491

Household Durables 1.0%
American Greetings Corp. — Class A	7,009	30,419
Blyth, Inc.	13,569	46,270

Total Household Durables		76,689

Independent Power Producers & Energy Traders 0.7%
Black Hills Corp.	2,070	54,855

Total Independent Power Producers & Energy Traders		54,855

Insurance 7.0%
Fidelity National Financial, Inc. — Class A	6,039	88,290
First American Corp.	1,700	37,128
Horace Mann Educators Corp.	10,159	94,987
Old Republic International Corp.	9,519	98,236
Protective Life Corp.	14,459	119,721
Unitrin, Inc.	7,499	95,687

Total Insurance		534,049

Machinery 5.0%
Crane Co.	3,580	62,363
Federal Signal Corp.	5,669	38,266
Oshkosh Corp.	28,537	206,037
Timken Co.	5,219	77,711

Total Machinery		384,377

Marine 0.6%
Alexander & Baldwin, Inc.	2,040	44,962

Total Marine		44,962

Media 3.1%
Belo Corp. — Class A	114,129	163,204
Harte-Hanks, Inc.	12,149	76,539

Total Media		239,743

Metals & Mining 0.6%
Worthington Industries, Inc.	4,880	49,093

Total Metals & Mining		49,093

Multi-Utilities 1.8%
OGE Energy Corp.	1,960	48,373
PNM Resources, Inc.	8,669	87,037

Total Multi-Utilities		135,410

Oil, Gas & Consumable Fuels 0.7%
Southern Union Co.	3,930	50,658

Total Oil, Gas & Consumable Fuels		50,658

Paper & Forest Products 1.9%
Louisiana-Pacific Corp.	71,393	148,497

Total Paper & Forest Products		148,497

Real Estate Investment Trusts (REITs) 17.4%
Alexandria Real Estate Equities, Inc.	1,580	93,757
BRE Properties, Inc.	2,350	59,667
Camden Property Trust	2,680	70,645
Cousins Properties, Inc.	5,390	51,798
Duke Realty Corp.	10,069	92,735
Equity One, Inc.	4,420	62,985
Highwoods Properties, Inc.	2,970	67,003
Hospitality Properties Trust	8,659	116,204
Liberty Property Trust	4,050	81,000

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value

Macerich Co.(The)	5,229	$77,075
Mack-Cali Realty Corp.	4,470	90,830
Nationwide Health Properties, Inc.	2,790	71,229
Omega Healthcare Investors, Inc.	4,390	64,226
Realty Income Corp.	2,950	56,847
Regency Centers Corp.	1,720	60,716
SL Green Realty Corp.	6,319	99,272
UDR, Inc.	3,380	39,647
Weingarten Realty Investors	4,690	75,931

Total Real Estate Investment Trusts (REITs)		1,331,567

Road & Rail 0.9%
YRC Worldwide, Inc.*	23,128	66,609

Total Road & Rail		66,609

Semiconductors & Semiconductor Equipment 1.7%
Intersil Corp. — Class A	7,909	73,633
RF Micro Devices, Inc.*	55,185	59,600

Total Semiconductors & Semiconductor Equipment		133,233

Specialty Retail 7.1%
AnnTaylor Stores Corp.*	18,928	93,126
Barnes & Noble, Inc.	8,759	143,823
Foot Locker, Inc.	20,138	148,216
Williams-Sonoma, Inc.	19,818	156,958

Total Specialty Retail		542,123

Thrifts & Mortgage Finance 1.9%
Astoria Financial Corp.	2,530	22,972
New York Community Bancorp, Inc.	5,899	78,162
Washington Federal, Inc.	3,560	43,717

Total Thrifts & Mortgage Finance		144,851

Tobacco 0.9%
Universal Corp.	2,150	65,747

Total Tobacco		65,747

Total Common Stocks (Cost $12,188,402)		7,612,903

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	41,813	41,813

Total Short Term Investments (Cost $41,813)		41,813

Total Investments 100.2% (Cost $12,230,215)		7,654,716

Liabilities in Excess of Other Assets — (0.2)%		(18,301)

Net Assets — 100.0%		$7,636,415

*	Non-Income Producing Security.

2

RYDEX S&P MIDCAP 400 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 0.9%
Alliant Techsystems, Inc.*	1,300	$105,053

Total Aerospace & Defense		105,053

Airlines 0.7%
Alaska Air Group, Inc.*	3,140	82,770

Total Airlines		82,770

Automobiles 0.5%
Thor Industries, Inc.	6,040	63,903

Total Automobiles		63,903

Beverages 1.9%
Hansen Natural Corp.*	6,860	229,810

Total Beverages		229,810

Biotechnology 2.1%
United Therapeutics Corp.*	3,680	250,056

Total Biotechnology		250,056

Capital Markets 3.0%
Affiliated Managers Group, Inc.*	3,380	135,842
Eaton Vance Corp.	6,720	128,621
SEI Investments Co.	7,990	101,233

Total Capital Markets		365,696

Chemicals 1.0%
FMC Corp.	2,850	127,167

Total Chemicals		127,167

Commercial Banks 0.4%
SVB Financial Group*	2,270	47,148

Total Commercial Banks		47,148

Commercial Services & Supplies 5.6%
Clean Harbors, Inc.*	2,190	117,187
Copart, Inc.*	1,710	41,194
Corporate Executive Board Co.(The)	7,740	156,348
FTI Consulting, Inc.*	1,200	49,212
Herman Miller, Inc.	10,580	116,274
Korn/Ferry International*	6,730	63,262
Navigant Consulting, Inc.*	4,150	59,469
Rollins, Inc.	4,720	73,632

Total Commercial Services & Supplies		676,578

Communications Equipment 2.9%
CommScope, Inc.*	13,100	188,902
F5 Networks, Inc.*	4,290	95,109
Plantronics, Inc.	6,360	64,554

Total Communications Equipment		348,565

Computers & Peripherals 1.4%
Western Digital Corp.*	11,380	167,058

Total Computers & Peripherals		167,058

Diversified Consumer Services 5.1%
Career Education Corp.*	4,230	92,214
ITT Educational Services, Inc.*	1,500	183,765
Sotheby’s	26,130	227,070
Strayer Education, Inc.	520	112,543

Total Diversified Consumer Services		615,592

Electrical Equipment 1.8%
AMETEK, Inc.	1,810	57,848
Roper Industries, Inc.	1,170	48,134
Thomas & Betts Corp.*	5,240	112,083

Total Electrical Equipment		218,065

Electronic Equipment & Instruments 0.5%
Mettler Toledo International, Inc.*	520	34,622

		Market
	Shares	Value

Trimble Navigation, Ltd.*	2,200	$32,604

Total Electronic Equipment & Instruments		67,226

Energy Equipment & Services 7.0%
FMC Technologies, Inc.*	3,840	113,625
Helix Energy Solutions Group, Inc.*	24,160	124,424
Helmerich & Payne, Inc.	6,030	135,434
Oceaneering International, Inc.*	2,430	83,738
Patterson-UTI Energy, Inc.	15,530	148,467
Superior Energy Services, Inc.*	5,650	88,027
Unit Corp.*	6,200	154,628

Total Energy Equipment & Services		848,343

Health Care Equipment & Supplies 5.1%
Gen-Probe, Inc.*	1,660	74,733
Hologic, Inc.*	7,290	85,949
Idexx Laboratories, Inc.*	2,340	76,752
Immucor, Inc.*	3,870	107,238
Kinetic Concepts, Inc.*	8,070	194,487
ResMed, Inc.*	1,920	76,608

Total Health Care Equipment & Supplies		615,767

Health Care Providers & Services 1.5%
Lincare Holdings, Inc.*	3,190	76,720
VCA Antech, Inc.*	5,970	112,355

Total Health Care Providers & Services		189,075

Health Care Technology 0.4%
Cerner Corp.*	1,570	52,940

Total Health Care Technology		52,940

Hotels, Restaurants & Leisure 0.7%
Chipotle Mexican Grill, Inc. — Class A*	1,780	85,013

Total Hotels, Restaurants & Leisure		85,013

Household Durables 2.4%
Hovnanian Enterprises, Inc. — Class A*	35,340	59,725
NVR, Inc.*	370	157,653
Toll Brothers, Inc.*	4,730	80,505

Total Household Durables		297,883

Household Products 1.8%
Church & Dwight Co., Inc.	1,030	54,827
Energizer Holdings, Inc.*	3,430	163,371

Total Household Products		218,198

Insurance 2.6%
Brown & Brown, Inc.	4,030	77,094
Hanover Insurance Group, Inc.(The)	1,500	60,630
HCC Insurance Holdings, Inc.	3,790	88,724
W.R. Berkley Corp.	3,260	86,325

Total Insurance		312,773

Internet & Catalog Retail 1.6%
NetFlix, Inc.*	3,880	140,223
Priceline.com, Inc.*	830	55,685

Total Internet & Catalog Retail		195,908

Internet Software & Services 1.9%
Digital River, Inc.*	5,480	135,740
ValueClick, Inc.*	16,090	100,562

Total Internet Software & Services		236,302

IT Services 3.7%
Alliance Data Systems Corp.*	1,630	67,792
DST Systems, Inc.*	3,570	113,419
Gartner, Inc.*	2,850	40,356
Global Payments, Inc.	1,930	66,990
Metavante Technologies, Inc.*	3,880	56,299
NeuStar, Inc. — Class A*	7,390	100,652

Total IT Services		445,508

Life Sciences Tools & Services 1.1%
Pharmaceutical Product Development, Inc.	2,540	60,680

RYDEX S&P MIDCAP 400 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

		Market
	Shares	Value

Techne Corp.	1,210	$72,564

Total Life Sciences Tools & Services		133,244

Machinery 5.8%
Bucyrus International, Inc. — Class A	5,400	83,700
Donaldson Co., Inc.	2,380	74,066
Graco, Inc.	5,400	114,858
Joy Global, Inc.	8,140	169,556
Lincoln Electric Holdings, Inc.	1,440	59,285
Terex Corp.*	6,930	82,051
Trinity Industries, Inc.	10,340	119,013

Total Machinery		702,529

Media 2.6%
DreamWorks Animation SKG, Inc. — Class A*	3,360	73,752
John Wiley & Sons, Inc.- Class A	2,150	76,175
Lamar Advertising Co. — Class A*	7,620	68,656
Marvel Entertainment, Inc.*	3,600	99,036

Total Media		317,619

Metals & Mining 3.8%
Cliffs Natural Resources, Inc.	7,500	173,775
Reliance Steel & Aluminum Co.	5,720	126,584
Steel Dynamics, Inc.	15,480	164,397

Total Metals & Mining		464,756

Multiline Retail 0.5%
Dollar Tree, Inc.*	1,450	61,930

Total Multiline Retail		61,930

Oil, Gas & Consumable Fuels 5.1%
Comstock Resources, Inc.*	1,080	41,180
Denbury Resources, Inc.*	9,240	113,098
Encore Acquisition Co.*	5,030	136,716
Frontier Oil Corp.	14,250	203,490
Quicksilver Resources, Inc.*	18,680	129,452

Total Oil, Gas & Consumable Fuels		623,936

Pharmaceuticals 3.4%
Endo Pharmaceuticals Holdings, Inc.*	3,780	84,937
Sepracor, Inc.*	21,470	326,344

Total Pharmaceuticals		411,281

Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc.	3,810	89,954

Total Real Estate Management & Development		89,954

Road & Rail 2.8%
Con-way, Inc.	4,820	106,185
J.B. Hunt Transport Services, Inc.	4,280	95,316
Landstar System, Inc.	4,050	145,273

Total Road & Rail		346,774

Semiconductors & Semiconductor Equipment 2.9%
Cree, Inc.*	3,700	73,741
Lam Research Corp.*	8,840	178,656
Silicon Laboratories, Inc.*	4,200	96,726

Total Semiconductors & Semiconductor Equipment		349,123

Software 3.3%
ACI Worldwide, Inc.*	3,500	59,465
Ansys, Inc.*	2,250	55,935
Factset Research Systems, Inc.	2,900	115,420
Parametric Technology Corp.*	7,000	63,000
Synopsys, Inc.*	5,680	105,080

Total Software		398,900

Specialty Retail 8.4%
Advance Auto Parts, Inc.	2,280	74,624
Aeropostale, Inc.*	10,510	221,866
Chico’s FAS, Inc.*	31,310	123,988
Dick’s Sporting Goods, Inc.*	5,290	58,243

		Market
	Shares	Value

Guess?, Inc.	8,060	$129,685
J. Crew Group, Inc.*	18,320	183,200
Ross Stores, Inc.	3,380	99,440
Urban Outfitters, Inc.*	8,070	125,731

Total Specialty Retail		1,016,777

Textiles, Apparel & Luxury Goods 2.2%
Timberland Co. — Class A*	5,860	64,401
Under Armour, Inc. — Class A*	5,850	108,225
Warnaco Group, Inc.*	4,360	98,711

Total Textiles, Apparel & Luxury Goods		271,337

Trading Companies & Distributors 0.8%
MSC Industrial Direct Co. — Class A	2,770	94,900

Total Trading Companies & Distributors		94,900

Total Common Stocks (Cost $17,514,832)		12,145,457

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	11,518	11,518

Total Short Term Investments (Cost $11,518)		11,518

Total Investments 100.0% (Cost $17,526,350)		12,156,975

Liabilities in Excess of Other Assets – 0.0%(a)		(5,031)

Net Assets – 100.0%		$12,151,944

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Auto Components 2.9%
Spartan Motors, Inc.	27,018	$117,258
Standard Motor Products, Inc.	96,334	226,385
Superior Industries International, Inc.	8,659	88,928

Total Auto Components		432,571

Building Products 0.6%
Apogee Enterprises, Inc.	8,489	87,012

Total Building Products		87,012

Chemicals 1.6%
A. Schulman, Inc.	5,120	77,568
PolyOne Corp.*	29,758	61,004
Quaker Chemical Corp.	9,429	107,585

Total Chemicals		246,157

Commercial Banks 5.5%
First Midwest Bancorp, Inc.	3,630	36,300
Frontier Financial Corp.	53,027	93,858
Independent Bank Corp.	54,056	85,949
Irwin Financial Corp.*	95,924	229,258
Provident Bankshares Corp.	7,959	51,096
South Financial Group, Inc.	25,218	47,410
Sterling Financial Corp.	34,948	64,654
Susquehanna Bancshares, Inc.	7,190	79,090
Umpqua Holdings Corp.	6,220	60,956
Whitney Holding Corp.	6,020	78,200

Total Commercial Banks		826,771

Commercial Services & Supplies 4.3%
Bowne & Co., Inc.	39,131	109,567
CDI Corp.	10,259	109,976
Consolidated Graphics, Inc.*	3,210	51,713
Spherion Corp.*	106,753	152,657
Standard Register Co.(The)	14,069	102,282
Volt Information Sciences, Inc.*	20,939	111,605

Total Commercial Services & Supplies		637,800

Computers & Peripherals 0.4%
Hutchinson Technology, Inc.*	19,519	61,875

Total Computers & Peripherals		61,875

Containers & Packaging 0.5%
Myers Industries, Inc.	10,979	68,838

Total Containers & Packaging		68,838

Diversified Consumer Services 0.5%
Hillenbrand, Inc.	4,260	78,767

Total Diversified Consumer Services		78,767

Diversified Telecommunication Services 0.9%
Fairpoint Communications, Inc.	46,337	126,500

Total Diversified Telecommunication Services		126,500

Electric Utilities 0.8%
Central Vermont Public Service Corp.	2,610	58,986
UIL Holdings Corp.	2,070	54,710

Total Electric Utilities		113,696

Electrical Equipment 0.7%
Baldor Electric Co.	3,010	42,170
C&D Technologies, Inc.*	20,849	62,130

Total Electrical Equipment		104,300

Electronic Equipment & Instruments 9.5%
Agilysys, Inc.	33,918	121,087
Brightpoint, Inc.*	32,208	150,733
CTS Corp.	7,120	36,597
Gerber Scientific, Inc.*	27,638	86,783
Insight Enterprises, Inc.*	47,927	248,262
Keithley Instruments, Inc.	65,336	226,716

		Market
	Shares	Value

SYNNEX Corp.*	23,268	$357,164
Technitrol, Inc.	87,644	192,817

Total Electronic Equipment & Instruments		1,420,159

Food & Staples Retailing 2.1%
Andersons, Inc.(The)	7,320	119,975
Great Atlantic & Pacific Tea Co., Inc.*	27,618	196,640

Total Food & Staples Retailing		316,615

Gas Utilities 0.6%
Atmos Energy Corp.	3,340	81,997

Total Gas Utilities		81,997

Hotels, Restaurants & Leisure 4.2%
DineEquity Inc.	8,219	72,656
O’Charleys, Inc.	138,021	345,052
Ruby Tuesday, Inc.*	174,829	216,788

Total Hotels, Restaurants & Leisure		634,496

Household Durables 5.3%
Bassett Furniture Industries, Inc.	56,376	185,477
Champion Enterprises, Inc.*	491,318	226,006
Ethan Allen Interiors, Inc.	8,719	99,310
La-Z-Boy, Inc.	47,767	46,334
National Presto Industries, Inc.	910	61,098
Russ Berrie & Co., Inc.*	34,668	59,282
Standard Pacific Corp.*	80,435	113,413

Total Household Durables		790,920

Insurance 3.5%
Delphi Financial Group-Class A	3,600	54,612
National Financial Partners Corp.	89,654	230,411
Presidential Life Corp.	7,100	68,657
Stewart Information Services Corp.	11,589	171,981

Total Insurance		525,661

IT Services 2.9%
Gevity HR, Inc.	150,990	303,490
Startek, Inc.*	29,288	135,896

Total IT Services		439,386

Leisure Equipment & Products 2.3%
Arctic Cat, Inc.	21,369	91,673
Brunswick Corp.	90,484	251,546

Total Leisure Equipment & Products		343,219

Machinery 2.5%
Barnes Group, Inc.	4,060	45,878
Briggs & Stratton Corp.	6,070	89,775
John Bean Technologies Corp.	16,519	160,235
Wabash National Corp.	29,988	84,566

Total Machinery		380,454

Media 4.3%
AH Belo Corp.-ClassA	144,511	289,022
EW Scripps Co.-Class A	130,751	210,509
Live Nation, Inc.*	27,078	141,618

Total Media		641,149

Multi-Utilities 0.3%
CH Energy Group, Inc.	970	49,063

Total Multi-Utilities		49,063

Multiline Retail 0.9%
Tuesday Morning Corp.*	111,373	131,420

Total Multiline Retail		131,420

Paper & Forest Products 1.3%
Buckeye Technologies, Inc.*	16,229	47,389
Neenah Paper, Inc.	21,869	147,178

Total Paper & Forest Products		194,567

Real Estate Investment Trusts (REITs) 14.5%
Acadia Realty Trust	3,316	38,703

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value

BioMed Realty Trust, Inc.	12,049	$133,021
Cedar Shopping Centers, Inc.	23,338	143,062
Colonial Properties Trust	28,538	209,754
DiamondRock Hospitality Co.	32,028	131,315
EastGroup Properties, Inc.	1,610	48,912
Entertainment Properties Trust	3,220	72,933
Extra Space Storage, Inc.	9,499	77,037
Franklin Street Properties Corp.	4,400	50,248
Home Properties, Inc.	1,910	68,550
Inland Real Estate Corp.	6,000	59,220
Kilroy Realty Corp.	2,530	57,836
Kite Realty Group Trust	31,278	144,817
Lexington Realty Trust	27,378	121,285
LTC Properties, Inc.	4,320	89,381
Mid-America Apartment Communities, Inc.	1,540	45,492
National Retail Properties, Inc.	6,710	96,825
Parkway Properties, Inc.	8,119	121,135
Pennsylvania Real Estate Investment Trust	35,338	156,547
Post Properties, Inc.	6,780	88,750
Senior Housing Properties Trust	6,240	100,963
Sovran Self Storage, Inc.	2,680	69,680
Urstadt Biddle Properties, Inc- Class A	3,310	48,955

Total Real Estate Investment Trusts (REITs)		2,174,421

Semiconductors & Semiconductor Equipment 1.2%
Axcelis Technologies, Inc.*	205,997	58,709
Cypress Semiconductor Corp.*	15,399	69,450
Rudolph Technologies, Inc.*	17,769	49,931

Total Semiconductors & Semiconductor Equipment		178,090

Specialty Retail 14.4%
Big 5 Sporting Goods Corp.	39,987	210,332
Brown Shoe Co., Inc.	21,679	101,675
Christopher & Banks Corp.	34,658	134,473
Group 1 Automotive, Inc.	23,548	234,774
Lithia Motors, Inc. — Class A	94,324	288,631
MarineMax, Inc.*	60,606	106,667
Men’s Wearhouse, Inc.(The)	4,530	52,774
OfficeMax, Inc.	47,097	259,504
PEP Boys-Manny Moe & Jack	47,317	136,746
Sonic Automotive, Inc. — Class A	87,474	177,572
Stage Stores, Inc.	19,319	138,131
Stein Mart, Inc.*	179,298	209,779
Tween Brands, Inc.*	21,389	57,536
Zale Corp.*	31,188	38,673

Total Specialty Retail		2,147,267

Textiles, Apparel & Luxury Goods 4.7%
Liz Claiborne, Inc.	89,854	197,679
Oxford Industries, Inc.	35,328	235,285
Perry Ellis International, Inc.*	23,738	91,154
Quiksilver, Inc.*	84,524	177,500

Total Textiles, Apparel & Luxury Goods		701,618

Thrifts & Mortgage Finance 6.6%
Anchor BanCorp Wisconsin, Inc.	63,486	128,242
BankAtlantic Bancorp, Inc-A	66,286	153,784
Brookline Bancorp, Inc.	5,720	55,312
Corus Bankshares, Inc.	242,894	269,612
Flagstar Bancorp, Inc.*	342,068	205,241
Guaranty Financial Group, Inc.*	114,932	179,294

Total Thrifts & Mortgage Finance		991,485

Total Common Stocks (Cost $22,470,384)		14,926,274

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	34,147	$34,147

Total Short Term Investments (Cost $34,147)		34,147

Total Investments 100.0% (Cost $22,504,531)		14,960,421

Other Assets in Excess of Liabilities — 0.0%(a)		1,244

Net Assets — 100.0%		$14,961,665

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value
COMMON STOCKS 99.9%

Aerospace & Defense 4.2%
AAR Corp.*	1,190	$21,586
Aerovironment, Inc.*	1,080	40,025
American Science & Engineering, Inc.	430	33,540
Axsys Technologies, Inc.*	420	17,934
Ceradyne, Inc.*	3,290	75,078
Curtiss-Wright Corp.	730	23,579
Orbital Sciences Corp.*	1,310	21,969
Teledyne Technologies, Inc.*	600	16,722

Total Aerospace & Defense		250,433

Air Freight & Logistics 0.4%
Forward Air Corp.	1,310	26,541

Total Air Freight & Logistics		26,541

Airlines 0.6%
SkyWest, Inc.	2,230	34,900

Total Airlines		34,900

Auto Components 0.4%
Drew Industries, Inc.*	2,490	21,464

Total Auto Components		21,464

Beverages 0.3%
Boston Beer Co., Inc. - Class A*	680	17,163

Total Beverages		17,163

Biotechnology 2.1%
Cubist Pharmaceuticals, Inc.*	3,360	71,938
Martek Biosciences Corp.*	1,990	52,635

Total Biotechnology		124,573

Building Products 0.3%
Simpson Manufacturing Co., Inc.	840	16,859

Total Building Products		16,859

Capital Markets 3.3%
Greenhill & Co., Inc.	1,050	68,271
optionsXpress Holdings, Inc.	4,440	48,351
Stifel Financial Corp.*	350	12,264
TradeStation Group, Inc.*	13,129	72,341

Total Capital Markets		201,227

Chemicals 0.3%
Balchem Corp.	770	17,194

Total Chemicals		17,194

Commercial Banks 2.2%
Cascade Bancorp	4,750	11,115
East West Bancorp, Inc.	2,280	21,637
Nara Bancorp, Inc.	3,340	19,739
PrivateBancorp, Inc.	900	13,122
Signature Bank*	1,050	26,975
Wilshire Bancorp, Inc.	6,240	42,807

Total Commercial Banks		135,395

Commercial Services & Supplies 2.0%
Geo Group, Inc.(The)*	1,890	27,972
SYKES Enterprises, Inc.*	1,250	20,887
Viad Corp.	2,320	51,574
Watson Wyatt Worldwide, Inc.- Class A	400	18,600

Total Commercial Services & Supplies		119,033

Communications Equipment 1.9%
Bel Fuse, Inc.-Class B	1,400	21,336
Comtech Telecommunications Corp.*	760	29,488
NETGEAR, Inc.*	3,590	39,921
ViaSat, Inc.*	1,040	23,046

Total Communications Equipment		113,791

Computers & Peripherals 1.9%
Intevac, Inc.*	15,439	$67,623
Stratasys, Inc.*	1,700	18,207
Synaptics, Inc.*	1,160	27,341

Total Computers & Peripherals		113,171

Construction Materials 1.1%
Eagle Materials, Inc.	2,610	47,189
Headwaters, Inc.*	4,380	19,841

Total Construction Materials		67,030

Consumer Finance 0.8%
First Cash Financial Services, Inc.*	1,240	20,857
World Acceptance Corp.*	1,500	28,725

Total Consumer Finance		49,582

Diversified Consumer Services 1.9%
Capella Education Co.*	450	24,898
Coinstar, Inc.*	970	22,291
Pre-Paid Legal Services, Inc.*	1,170	39,335
Universal Technical Institute, Inc.*	1,460	25,594

Total Diversified Consumer Services		112,118

Diversified Financial Services 0.5%
Portfolio Recovery Associates, Inc.*	1,210	28,544

Total Diversified Financial Services		28,544

Electrical Equipment 0.4%
II-VI, Inc.*	1,440	27,115

Total Electrical Equipment		27,115

Electronic Equipment & Instruments 3.5%
Daktronics, Inc.	3,490	30,119
Electro Scientific Industries, Inc.*	5,920	37,414
FARO Technologies, Inc.*	1,990	29,890
Park Electrochemical Corp.	2,070	36,329
Plexus Corp.*	2,590	37,451
TTM Technologies, Inc.*	6,240	37,627

Total Electronic Equipment & Instruments		208,830

Energy Equipment & Services 7.1%
Basic Energy Services, Inc.*	6,090	58,464
CARBO Ceramics, Inc.	770	27,681
Dril-Quip, Inc.*	1,320	32,340
Hornbeck Offshore Services, Inc.*	3,290	58,365
ION Geophysical Corp.*	10,779	16,169
Lufkin Industries, Inc.	770	26,912
NATCO Group, Inc.-Class A*	1,840	31,519
Oil States International, Inc.*	2,330	42,662
Pioneer Drilling Co.*	4,670	23,210
SEACOR Holdings, Inc.*	430	27,967
Superior Well Services, Inc.*	4,960	45,582
Tetra Technologies, Inc.*	6,990	36,278

Total Energy Equipment & Services		427,149

Food & Staples Retailing 0.4%
Spartan Stores, Inc.	1,300	24,154

Total Food & Staples Retailing		24,154

Food Products 1.7%
Darling International, Inc.*	7,070	32,451
Diamond Foods, Inc.	1,390	35,695
Green Mountain Coffee Roasters, Inc.*	890	34,052

Total Food Products		102,198

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.*	1,630	25,787
ICU Medical, Inc.*	590	18,001
Integra LifeSciences Holdings Corp.*	850	23,579
Meridian Bioscience, Inc.	1,520	32,315
Natus Medical, Inc.*	2,020	15,635
Palomar Medical Technologies, Inc.*	7,760	68,676
SurModics, Inc.*	470	9,320

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value
Symmetry Medical, Inc.*	2,890	$19,796

Total Health Care Equipment & Supplies		213,109

Health Care Providers & Services 7.2%
Air Methods Corp.*	1,320	25,740
Amedisys, Inc.*	560	23,089
Amsurg Corp.*	740	14,497
Catalyst Health Solutions, Inc.*	2,020	44,480
Chemed Corp.	1,100	44,143
Healthways, Inc.*	4,020	55,556
inVentiv Health, Inc.*	5,370	51,230
LCA-Vision, Inc.	18,829	47,449
LHC Group, Inc.*	970	25,812
Magellan Health Services, Inc.*	1,470	53,243
MEDNAX, Inc..*	670	22,492
Molina Healthcare, Inc.*	1,370	24,030

Total Health Care Providers & Services		431,761

Hotels, Restaurants & Leisure 4.9%
CEC Entertainment, Inc.*	1,000	23,340
Cracker Barrel Old Country Store, Inc.	2,100	36,897
Monarch Casino & Resort, Inc.*	2,070	21,197
P.F. Chang’s China Bistro, Inc.*	920	16,312
Panera Bread Co. — Class A*	720	33,826
Papa John’s International, Inc.*	1,510	28,705
Ruth’s Hospitality Group Inc*	48,557	54,869
Shuffle Master, Inc.*	14,359	48,677
WMS Industries, Inc.*	1,300	28,886

Total Hotels, Restaurants & Leisure		292,709

Household Durables 0.5%
Meritage Homes Corp.*	2,620	28,872

Total Household Durables		28,872

Insurance 1.0%
American Physicians Capital, Inc.	760	32,315
Amerisafe, Inc.*	1,660	31,092

Total Insurance		63,407

Internet & Catalog Retail 3.4%
HSN, Inc.*	2,060	9,785
NutriSystem, Inc.	5,740	73,988
PetMed Express, Inc.*	3,440	49,674
Stamps.com, Inc.*	8,509	69,604

Total Internet & Catalog Retail		203,051

Internet Software & Services 6.7%
Bankrate, Inc.*	1,260	42,033
DealerTrack Holdings, Inc.*	4,810	54,786
InfoSpace, Inc.*	8,469	67,837
j2 Global Communications, Inc.*	3,310	64,810
Knot, Inc.(The)*	6,590	45,339
Perficient, Inc.*	11,479	44,883
United Online, Inc.	8,819	53,972
Websense, Inc.*	2,420	27,104

Total Internet Software & Services		400,764

IT Services 3.0%
CACI International, Inc. — Class A*	450	20,318
Cybersource Corp.*	4,410	52,611
Heartland Payment Systems, Inc.	3,790	34,375
Integral Systems, Inc.*	1,370	14,974
Wright Express Corp.*	4,790	55,852

Total IT Services		178,130

Leisure Equipment & Products 0.8%
Pool Corp.	2,920	46,282

Total Leisure Equipment & Products		46,282

Life Sciences Tools & Services 0.5%
Dionex Corp.*	650	32,916

Total Life Sciences Tools & Services		32,916

Machinery 2.8%
Actuant Corp. — Class A	2,810	$46,309
Astec Industries, Inc.*	1,480	36,364
Gardner Denver, Inc.*	1,260	27,430
Mueller Industries, Inc.	1,450	29,174
Toro Co.	1,090	32,275

Total Machinery		171,552

Metals & Mining 1.5%
AM Castle & Co.	5,630	47,630
Brush Engineered Materials, Inc.*	3,550	44,588

Total Metals & Mining		92,218

Oil, Gas & Consumable Fuels 3.6%
Penn Virginia Corp.	1,650	33,990
Petroleum Development Corp.*	2,770	47,783
Petroquest Energy, Inc.*	5,300	33,549
St. Mary Land & Exploration Co.	3,010	58,243
Swift Energy Co.*	2,700	41,364

Total Oil, Gas & Consumable Fuels		214,929

Paper & Forest Products 0.2%
Deltic Timber Corp.	330	13,058

Total Paper & Forest Products		13,058

Personal Products 1.5%
Chattem, Inc.*	370	25,012
Mannatech, Inc.	24,728	66,518

Total Personal Products		91,530

Pharmaceuticals 1.6%
Salix Pharmaceuticals Ltd.*	2,050	16,400
Viropharma, Inc.*	6,440	77,280

Total Pharmaceuticals		93,680

Road & Rail 1.1%
Heartland Express, Inc.	1,570	21,132
Knight Transportation, Inc.	1,980	26,413
Old Dominion Freight Line, Inc.*	860	21,569

Total Road & Rail		69,114

Semiconductors & Semiconductor Equipment 6.3%
ATMI, Inc.*	2,750	37,152
Cymer, Inc.*	740	15,096
Diodes, Inc.*	5,750	37,260
Hittite Microwave Corp.*	2,190	56,108
Kulicke & Soffa Industries, Inc.*	29,278	44,795
Micrel, Inc.	6,410	48,716
MKS Instruments, Inc.*	3,300	46,365
Pericom Semiconductor Corp.*	10,089	62,249
Varian Semiconductor Equipment Associates, Inc.*	1,790	34,082

Total Semiconductors & Semiconductor Equipment		381,823

Software 4.6%
Blackbaud, Inc.	2,930	32,611
Concur Technologies, Inc.*	1,080	26,665
Epicor Software Corp.*	12,669	44,848
EPIQ Systems, Inc.*	2,020	35,794
MICROS Systems, Inc.*	1,260	18,144
Quality Systems, Inc.	1,400	52,192
Smith Micro Software, Inc.*	8,929	47,324
Tyler Technologies, Inc.*	1,300	16,367

Total Software		273,945

Specialty Retail 3.2%
Children’s Place Retail Stores, Inc.(The)*	1,310	24,641
Dress Barn, Inc.*	2,890	24,912
Gymboree Corp.*	710	17,395
Hibbett Sports, Inc.*	2,090	28,445
Jos. A. Bank Clothiers, Inc.*	1,190	32,678
Tractor Supply Co.*	740	24,945

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	January 31, 2009

		Market
	Shares	Value
Zumiez, Inc.*	5,920	$42,328

Total Specialty Retail		195,344

Textiles, Apparel & Luxury Goods 4.7%
Carter’s, Inc.*	700	11,893
Crocs, Inc.*	58,126	69,751
Deckers Outdoor Corp.*	470	24,553
Fossil, Inc.*	1,380	15,925
K-Swiss, Inc. — Class A	3,120	33,447
Maidenform Brands, Inc.*	2,620	23,449
True Religion Apparel, Inc.*	6,610	75,420
Volcom, Inc.*	3,610	29,927

Total Textiles, Apparel & Luxury Goods		284,365

Total Common Stocks (Cost $8,093,690)		6,011,023

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	6,338	6,338

Total Short Term Investments (Cost $6,338)		6,338

Total Investments 100.0% (Cost $8,100,028)		6,017,361

Liabilities in Excess of Other Assets — 0.0%(a)		(2,774)

Net Assets — 100.0%		$6,014,587

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Auto Components 2.5%
Goodyear Tire & Rubber Co.(The)*	27,920	$172,266
Johnson Controls, Inc.	9,480	118,595

Total Auto Components		290,861

Automobiles 3.0%
Ford Motor Co.*	58,570	109,526
General Motors Corp.	41,300	124,313
Harley-Davidson, Inc.	10,080	122,774

Total Automobiles		356,613

Distributors 1.2%
Genuine Parts Co.	4,470	143,129

Total Distributors		143,129

Diversified Consumer Services 2.8%
Apollo Group, Inc. — Class A*	2,200	179,212
H&R Block, Inc.	7,670	158,999

Total Diversified Consumer Services		338,211

Hotels, Restaurants & Leisure 12.6%
Carnival Corp.	6,970	126,784
Darden Restaurants, Inc.	6,110	160,204
International Game Technology	14,570	154,442
Marriott International, Inc. — Class A	9,380	152,988
McDonald’s Corp.	2,770	160,715
Starbucks Corp.*	17,120	161,613
Starwood Hotels & Resorts Worldwide, Inc.	9,680	146,362
Wyndham Worldwide Corp.	24,870	152,453
Wynn Resorts Ltd.*	3,870	116,410
Yum! Brands, Inc.	5,490	157,124

Total Hotels, Restaurants & Leisure		1,489,095

Household Durables 14.9%
Black & Decker Corp.	3,770	108,991
Centex Corp.	14,050	119,565
D.R. Horton, Inc.	22,380	133,385
Fortune Brands, Inc.	4,180	133,760
Harman International Industries, Inc.	10,320	166,049
KB HOME	10,990	117,263
Leggett & Platt, Inc.	11,500	143,635
Lennar Corp. — Class A	16,300	125,347
Newell Rubbermaid, Inc.	17,730	143,258
Pulte Homes, Inc.	14,740	149,611
Snap-on, Inc.	4,360	131,585
Stanley Works(The)	5,110	159,739
Whirlpool Corp.	3,980	133,051

Total Household Durables		1,765,239

Internet & Catalog Retail 3.1%
Amazon.com, Inc.*	3,270	192,342
Expedia, Inc.*	20,180	180,207

Total Internet & Catalog Retail		372,549

Leisure Equipment & Products 3.5%
Eastman Kodak Co.	27,420	124,213
Hasbro, Inc.	5,730	138,265
Mattel, Inc.	11,180	158,644

Total Leisure Equipment & Products		421,122

Media 18.8%
CBS Corp. — Class B	22,410	128,185
Comcast Corp. — Class A	10,650	156,023
DIRECTV Group, Inc.(The)*	7,650	167,535
Gannett Co., Inc.	21,660	124,978
Interpublic Group of Cos., Inc.*	40,600	135,198
McGraw-Hill Cos., Inc.	6,930	152,391
Meredith Corp.	10,130	161,776
New York Times Co. — Class A	25,050	124,499

		Market
	Shares	Value

News Corp. — Class A	19,280	$123,199
Omnicom Group, Inc.	6,150	159,223
Scripps Networks Interactive — Class A	8,060	173,048
Time Warner, Inc.	16,830	157,024
Viacom, Inc. — Class B*	9,390	138,503
Walt Disney Co.(The)	7,550	156,134
Washington Post Co. — Class B	440	171,846

Total Media		2,229,562

Multiline Retail 10.9%
Big Lots, Inc.*	10,760	144,722
Family Dollar Stores, Inc.	6,660	184,948
J.C. Penney Co., Inc.	8,450	141,537
Kohl’s Corp.*	4,760	174,740
Macy’s, Inc.	16,180	144,811
Nordstrom, Inc.	13,500	171,315
Sears Holdings Corp.*	4,290	175,547
Target Corp.	4,850	151,320

Total Multiline Retail		1,288,940

Specialty Retail 20.4%
Abercrombie & Fitch Co. — Class A	7,500	133,875
AutoNation, Inc.*	17,200	159,616
AutoZone, Inc.*	1,250	166,112
Bed Bath & Beyond, Inc.*	6,550	152,157
Best Buy Co., Inc.	6,000	168,120
GameStop Corp. — Class A*	6,890	170,734
Gap, Inc.(The)	12,410	139,985
Home Depot, Inc.	6,940	149,418
Limited Brands, Inc.	18,270	144,698
Lowe’s Cos., Inc.	7,610	139,035
Office Depot, Inc.*	62,030	133,985
RadioShack Corp.	14,670	168,118
Sherwin-Williams Co.(The)	2,980	142,295
Staples, Inc.	9,180	146,329
Tiffany & Co.	6,950	144,213
TJX Cos., Inc.	8,230	159,827

Total Specialty Retail		2,418,517

Textiles, Apparel & Luxury Goods 5.8%
Coach, Inc.*	8,180	119,428
Jones Apparel Group, Inc.	29,590	102,381
NIKE, Inc. — Class B	3,270	147,968
Polo Ralph Lauren Corp.	3,590	147,298
V.F. Corp.	3,010	168,620

Total Textiles, Apparel & Luxury Goods		685,695

Total Common Stocks (Cost $14,142,024)		11,799,533

SHORT TERM INVESTMENTS 0.5%
SSgA Government Money Market Fund	56,169	56,169

Total Short Term Investments (Cost $56,169)		56,169

Total Investments 100.0% (Cost $14,198,193)		11,855,702

Liabilities in Excess of Other Assets — 0.0%(a)		(4,452)

Net Assets — 100.0%		$11,851,250

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Beverages 18.8%
Brown-Forman Corp. — Class B	4,890	$222,055
Coca-Cola Co.(The)	5,450	232,824
Coca-Cola Enterprises, Inc.	20,540	230,664
Constellation Brands, Inc. — Class A*	15,710	228,109
Dr Pepper Snapple Group, Inc.*	14,590	240,006
Molson Coors Brewing Co. — Class B	5,290	213,028
Pepsi Bottling Group, Inc.	11,440	220,678
PepsiCo, Inc.	4,510	226,537

Total Beverages		1,813,901

Food & Staples Retailing 22.3%
Costco Wholesale Corp.	4,560	205,337
CVS Caremark Corp.	9,110	244,877
Kroger Co.(The)	9,410	211,725
Safeway, Inc.	10,450	223,943
SUPERVALU, Inc.	18,830	330,278
Sysco Corp.	10,100	225,129
Wal-Mart Stores, Inc.	4,340	204,501
Walgreen Co.	9,520	260,943
Whole Foods Market, Inc.	24,180	247,845

Total Food & Staples Retailing		2,154,578

Food Products 34.3%
Archer-Daniels-Midland Co.	8,650	236,837
Campbell Soup Co.	8,750	265,738
ConAgra Foods, Inc.	15,130	258,723
Dean Foods Co.*	14,150	273,661
General Mills, Inc.	4,100	242,515
H.J. Heinz Co.	6,520	237,980
Hershey Co.(The)	6,930	258,350
J.M. Smucker Co.(The)	5,840	263,676
Kellogg Co.	5,670	247,722
Kraft Foods, Inc. — Class A	9,090	254,975
McCormick & Co., Inc.	7,720	247,349
Sara Lee Corp.	25,130	252,054
Tyson Foods, Inc. — Class A	30,570	270,544

Total Food Products		3,310,124

Household Products 9.7%
Clorox Co.	4,560	228,684
Colgate-Palmolive Co.	3,750	243,900
Kimberly-Clark Corp.	4,730	243,453
Procter & Gamble Co.	4,050	220,725

Total Household Products		936,762

Personal Products 4.5%
Avon Products, Inc.	10,500	214,725
Estee Lauder Cos., Inc — Class A	8,220	215,775

Total Personal Products		430,500

Tobacco 9.9%
Altria Group, Inc.	15,930	263,482
Lorillard, Inc.	4,240	252,111
Philip Morris International, Inc.	5,780	214,727
Reynolds American, Inc.	6,030	230,225

Total Tobacco		960,545

Total Common Stocks (Cost $11,688,767)		9,606,410

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	49,385	49,385

Total Short Term Investments (Cost $49,385)		49,385

Total Investments 100.0% (Cost $11,738,152)		9,655,795

Other Assets in Excess of Liabilities — 0.0%(a)		4,208

Net Assets — 100.0%		$9,660,003

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT ENERGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 30.6%
Baker Hughes, Inc.	4,290	$142,943
BJ Services Co.	11,450	125,950
Cameron International Corp.*	6,500	150,540
ENSCO International, Inc.	4,670	127,771
Halliburton Co.	7,310	126,098
Nabors Industries, Ltd.*	11,650	127,567
National-Oilwell Varco, Inc.*	5,490	145,156
Noble Corp.	6,010	163,171
Rowan Cos., Inc.	8,450	106,977
Schlumberger, Ltd.	3,180	129,776
Smith International, Inc.	5,540	125,758
Weatherford International, Ltd.*	13,050	143,941

Total Energy Equipment & Services		1,615,648

Oil, Gas & Consumable Fuels 69.3%
Anadarko Petroleum Corp.	3,430	126,018
Apache Corp.	1,750	131,250
Cabot Oil & Gas Corp.	4,940	135,801
Chesapeake Energy Corp.	8,210	129,800
Chevron Corp.	1,780	125,526
ConocoPhillips	2,490	118,350
CONSOL Energy, Inc.	4,460	121,580
Devon Energy Corp.	1,970	121,352
El Paso Corp.	17,240	141,023
EOG Resources, Inc.	2,000	135,540
Exxon Mobil Corp.	1,690	129,251
Hess Corp.	2,740	152,371
Marathon Oil Corp.	5,010	136,422
Massey Energy Co.	9,960	151,193
Murphy Oil Corp.	2,960	130,773
Noble Energy, Inc.	2,690	131,622
Occidental Petroleum Corp.	2,290	124,919
Peabody Energy Corp.	5,710	142,750
Pioneer Natural Resources Co.	8,130	119,023
Range Resources Corp.	3,750	134,400
Southwestern Energy Co.*	4,580	144,957
Spectra Energy Corp.	8,420	122,174
Sunoco, Inc.	3,160	146,371
Tesoro Corp.	11,590	199,696
Valero Energy Corp.	5,830	140,620
Williams Cos., Inc.	9,300	131,595
XTO Energy, Inc.	3,520	130,557

Total Oil, Gas & Consumable Fuels		3,654,934

Total Common Stocks (Cost $8,912,520)		5,270,582

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	8,291	8,291

Total Short Term Investments (Cost $8,291)		8,291

Total Investments 100.1% (Cost $8,920,811)		5,278,873

Liabilities in Excess of Other Assets — (0.1)%		(3,470)

Net Assets — 100.0%		$5,275,403

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 21.2%
American Capital, Ltd.	34,537	$98,776
Ameriprise Financial, Inc.	4,930	99,340
Bank of New York Mellon Corp.	4,030	103,732
Charles Schwab Corp.(The)	7,169	97,427
E*TRADE Financial Corp.*	92,693	105,670
Federated Investors, Inc. — Class B	6,369	124,323
Franklin Resources, Inc.	1,730	83,767
Goldman Sachs Group, Inc.(The)	1,380	111,407
Invesco Ltd.	8,289	97,727
Janus Capital Group, Inc.	14,199	74,545
Legg Mason, Inc.	5,000	80,300
Morgan Stanley	6,640	134,327
Northern Trust Corp.	2,110	121,367
State Street Corp.	2,690	62,596
T. Rowe Price Group, Inc.	3,260	89,911

Total Capital Markets		1,485,215

Commercial Banks 13.3%
BB&T Corp.	3,820	75,598
Comerica, Inc.	5,550	92,463
Fifth Third Bancorp	14,009	33,481
First Horizon National Corp.	10,469	99,665
Huntington Bancshares, Inc.	14,379	41,412
KeyCorp	13,419	97,690
M&T Bank Corp.	1,920	74,707
Marshall & Ilsley Corp.	8,359	47,730
PNC Financial Services Group, Inc.	2,400	78,048
Regions Financial Corp.	13,129	45,426
SunTrust Banks, Inc.	3,710	45,485
U.S. Bancorp	4,250	63,070
Wells Fargo & Co.	3,700	69,930
Zions Bancorp	4,360	65,051

Total Commercial Banks		929,756

Consumer Finance 5.4%
American Express Co.	5,530	92,517
Capital One Financial Corp.	3,490	55,282
Discover Financial Services	11,269	80,573
SLM Corp.*	13,119	150,212

Total Consumer Finance		378,584

Diversified Financial Services 11.4%
Bank of America Corp.	7,750	50,995
CIT Group, Inc.	24,648	68,768
Citigroup, Inc.	15,249	54,134
CME Group, Inc.	500	86,955
IntercontinentalExchange, Inc.*	1,350	76,856
JPMorgan Chase & Co.	3,540	90,305
Leucadia National Corp.*	5,299	84,360
Moody’s Corp.	4,820	103,245
Nasdaq OMX Group (The)*	4,370	95,353
NYSE Euronext	4,060	89,320

Total Diversified Financial Services		800,291

Insurance 25.7%
AFLAC, Inc.	2,400	55,704
Allstate Corp.	3,450	74,762
American International Group, Inc.	66,135	84,653
Aon Corp.	2,500	92,625
Assurant, Inc.	3,990	105,336
Chubb Corp.	2,160	91,973
Cincinnati Financial Corp.	3,580	78,509
Genworth Financial, Inc. — Class A	34,318	79,618
Hartford Financial Services Group, Inc.	6,119	80,526
Lincoln National Corp.	5,730	86,695
Loews Corp.	3,880	94,672

		Market
	Shares	Value

Marsh & McLennan Cos., Inc.	4,710	$91,044
MBIA, Inc.*	21,778	84,063
MetLife, Inc.	2,960	85,041
Principal Financial Group, Inc.	5,380	89,254
Progressive Corp.*	7,450	90,517
Prudential Financial, Inc.	3,660	94,245
Torchmark Corp.	2,450	73,500
Travelers Cos., Inc.(The)	2,500	96,600
Unum Group	6,010	85,102
XL Capital, Ltd. — Class A	27,118	78,642

Total Insurance		1,793,081

Real Estate Investment Trusts (REITs) 18.6%
Apartment Investment & Management Co. — Class A	9,440	83,918
AvalonBay Communities, Inc.	1,700	88,077
Boston Properties, Inc.	1,930	83,569
Developers Diversified Realty Corp.	23,888	114,662
Equity Residential	3,720	89,020
HCP, Inc.	4,250	99,195
Health Care REIT, Inc.	2,330	88,097
Host Hotels & Resorts, Inc.	14,419	77,574
Kimco Realty Corp.	6,030	86,711
Plum Creek Timber Co., Inc.	3,150	96,926
ProLogis	11,799	118,108
Public Storage, Inc.	1,480	91,568
Simon Property Group, Inc.	2,050	88,109
Vornado Realty Trust	1,820	92,474

Total Real Estate Investment Trusts (REITs)		1,298,008

Real Estate Management & Development 1.4%
CB Richard Ellis Group, Inc. — Class A*	26,708	96,149

Total Real Estate Management & Development		96,149

Thrifts & Mortgage Finance 2.6%
Hudson City Bancorp, Inc.	7,229	83,856
People’s United Financial, Inc.	6,020	98,487

Total Thrifts & Mortgage Finance		182,343

Total Common Stocks (Cost $12,395,706)		6,963,427

SHORT TERM INVESTMENTS 0.4%
SSgA Government Money Market Fund	27,770	27,770

Total Short Term Investments (Cost $27,770)		27,770

Total Investments 100.0% (Cost $12,423,476)		6,991,197

Liabilities in Excess of Other Assets — 0.0%(a)		(2,318)

Net Assets — 100.0%		$6,988,879

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 10.8%
Amgen, Inc.*	10,815	$593,203
Biogen Idec, Inc.*	13,534	658,429
Celgene Corp.*	11,694	619,197
Cephalon, Inc.*	8,183	631,564
Genzyme Corp.*	9,281	639,647
Gilead Sciences, Inc.*	12,851	652,445

Total Biotechnology		3,794,485

Health Care Equipment & Supplies 24.2%
Baxter International, Inc.	11,842	694,533
Becton, Dickinson & Co.	9,487	689,420
Boston Scientific Corp.*	83,438	740,095
C.R. Bard, Inc.	7,884	674,634
Covidien, Ltd.	17,256	661,595
Dentsply International, Inc.	23,207	624,500
Hospira, Inc.*	23,696	590,030
Intuitive Surgical, Inc.*	5,011	517,286
Medtronic, Inc.	19,840	664,442
St Jude Medical, Inc.*	19,590	712,488
Stryker Corp.	16,188	683,781
Varian Medical Systems, Inc.*	18,204	675,915
Zimmer Holdings, Inc.*	15,654	569,806

Total Health Care Equipment & Supplies		8,498,525

Health Care Providers & Services 29.9%
Aetna, Inc.	23,102	716,162
AmerisourceBergen Corp.	18,035	655,031
Cardinal Health, Inc.	19,321	727,436
CIGNA Corp.	38,948	676,137
Coventry Health Care, Inc.*	46,458	702,909
DaVita, Inc.*	12,558	590,226
Express Scripts, Inc.*	10,254	551,255
Humana, Inc.*	17,776	674,244
Laboratory Corp. of America Holdings*	10,033	593,954
McKesson Corp.	16,725	739,245
Medco Health Solutions, Inc.*	14,714	661,100
Patterson Cos., Inc.*	34,614	636,551
Quest Diagnostics, Inc.	12,572	620,428
Tenet Healthcare Corp.*	624,967	668,715
UnitedHealth Group, Inc.	24,187	685,218
WellPoint, Inc.*	14,829	614,662

Total Health Care Providers & Services		10,513,273

Health Care Technology 1.8%
IMS Health, Inc.	43,299	628,702

Total Health Care Technology		628,702

Life Sciences Tools & Services 9.5%
Life Technologies Corp.*	28,891	735,565
Millipore Corp.*	12,483	688,562
PerkinElmer, Inc.	45,498	574,185
Thermo Fisher Scientific Inc.*	19,541	702,108
Waters Corp.*	17,216	622,703

Total Life Sciences Tools & Services		3,323,123

Pharmaceuticals 23.7%
Abbott Laboratories	11,982	664,282
Allergan, Inc.	17,352	661,458
Bristol-Myers Squibb Co.	27,278	584,022
Eli Lilly & Co.	16,615	611,764
Forest Laboratories, Inc.*	25,774	645,381
Johnson & Johnson	10,742	619,706
King Pharmaceuticals, Inc.*	60,570	529,382
Merck & Co., Inc.	22,166	632,839
Mylan Inc.*	67,261	762,067
Pfizer, Inc.	36,461	531,601

		Market
	Shares	Value

Schering-Plough Corp.	38,105	$669,124
Watson Pharmaceuticals, Inc.*	25,780	703,279
Wyeth	16,732	718,974

Total Pharmaceuticals		8,333,879

Total Common Stocks (Cost $47,375,586)		35,091,987

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	76,220	76,220

Total Short Term Investments (Cost $76,220)		76,220

Total Investments 100.1% (Cost $47,451,806)		35,168,207

Liabilities in Excess of Other Assets — (0.1)%		(19,083)

Net Assets — 100.0%		$35,149,124

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 20.9%
Boeing Co.	2,750	$116,353
General Dynamics Corp.	2,020	114,595
Goodrich Corp.	3,200	123,712
Honeywell International, Inc.	3,420	112,210
L-3 Communications Holdings, Inc.	1,550	122,481
Lockheed Martin Corp.	1,430	117,317
Northrop Grumman Corp.	2,660	127,999
Precision Castparts Corp.	1,890	122,755
Raytheon Co.	2,260	114,401
Rockwell Collins, Inc.	2,990	112,663
United Technologies Corp.	2,220	106,538

Total Aerospace & Defense		1,291,024

Air Freight & Logistics 6.1%
C.H. Robinson Worldwide, Inc.	2,180	100,236
Expeditors International of Washington, Inc.	3,500	97,335
FedEx Corp.	1,780	90,673
United Parcel Service, Inc. — Class B	2,110	89,654

Total Air Freight & Logistics		377,898

Airlines 1.6%
Southwest Airlines Co.	14,000	98,420

Total Airlines		98,420

Building Products 1.3%
Masco Corp.	9,930	77,653

Total Building Products		77,653

Commercial Services & Supplies 19.9%
Avery Dennison Corp.	3,480	84,320
Cintas Corp.	5,050	114,888
Dun & Bradstreet Corp.	1,530	116,280
Equifax, Inc.	4,490	110,993
Iron Mountain, Inc.*	4,550	93,093
Monster Worldwide, Inc.*	9,340	86,021
Pitney Bowes, Inc.	4,570	101,728
R.R. Donnelley & Sons Co.	8,450	82,472
Republic Services, Inc.	4,830	124,904
Robert Half International, Inc.	5,670	96,107
Stericycle, Inc.*	2,120	103,710
Waste Management, Inc.	3,610	112,596

Total Commercial Services & Supplies		1,227,112

Construction & Engineering 3.1%
Fluor Corp.	2,530	98,417
Jacobs Engineering Group, Inc.*	2,470	95,515

Total Construction & Engineering		193,932

Electrical Equipment 5.0%
Cooper Industries, Ltd. — Class A	3,970	106,833
Emerson Electric Co.	3,340	109,218
Rockwell Automation, Inc.	3,650	95,046

Total Electrical Equipment		311,097

Industrial Conglomerates 6.0%
3M Co.	1,990	107,042
General Electric Co.	6,990	84,789
Textron, Inc.	7,350	66,370
Tyco International, Ltd.	5,310	111,616

Total Industrial Conglomerates		369,817

Machinery 23.8%
Caterpillar, Inc.	2,670	82,369
Cummins, Inc.	4,320	103,594
Danaher Corp.	2,050	114,656
Deere & Co.	2,890	100,399
Dover Corp.	3,570	100,960
Eaton Corp.	2,500	110,050

		Market
	Shares	Value

Flowserve Corp.	2,210	$117,815
Illinois Tool Works, Inc.	3,360	109,737
Ingersoll-Rand Co., Ltd. — Class A	7,070	114,605
ITT Corp.	2,550	115,464
Manitowoc Co., Inc.	13,130	72,215
PACCAR, Inc.	4,010	105,824
Pall Corp.	4,270	111,319
Parker-Hannifin Corp.	2,990	114,248

Total Machinery		1,473,255

Road & Rail 8.2%
Burlington Northern Santa Fe Corp.	1,520	100,700
CSX Corp.	3,500	101,360
Norfolk Southern Corp.	2,490	95,516
Ryder System, Inc.	3,110	105,056
Union Pacific Corp.	2,410	105,534

Total Road & Rail		508,166

Trading Companies & Distributors 3.7%
Fastenal Co.	3,320	113,478
W.W. Grainger, Inc.	1,540	112,343

Total Trading Companies & Distributors		225,821

Total Common Stocks (Cost $9,254,733)		6,154,195

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	18,242	18,242

Total Short Term Investments (Cost $18,242)		18,242

Total Investments 99.9% (Cost $9,272,975)		6,172,437

Other Assets in Excess of Liabilities — 0.1%		3,274

Net Assets — 100.0%		$6,175,711

*	Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Chemicals 42.2%
Air Products & Chemicals, Inc.	3,460	$174,038
CF Industries Holdings, Inc.	3,380	158,860
Dow Chemical Co.(The)	8,120	94,111
Du Pont (E.I.) de Nemours & Co.	6,440	147,862
Eastman Chemical Co.	5,490	142,465
Ecolab, Inc.	4,610	156,556
International Flavors & Fragrances, Inc.	5,610	160,558
Monsanto Co.	2,250	171,135
PPG Industries, Inc.	3,920	147,314
Praxair, Inc.	2,810	174,951
Rohm & Haas Co.	2,420	133,560
Sigma-Aldrich Corp.	3,950	142,516

Total Chemicals		1,803,926

Construction Materials 2.8%
Vulcan Materials Co.	2,430	120,188

Total Construction Materials		120,188

Containers & Packaging 16.7%
Ball Corp.	3,990	152,977
Bemis Co., Inc.	6,430	145,125
Owens-Illinois, Inc.*	6,230	118,370
Pactiv Corp.*	6,770	146,367
Sealed Air Corp.	11,000	149,050

Total Containers & Packaging		711,889

Metals & Mining 28.1%
AK Steel Holding Corp.	17,500	141,225
Alcoa, Inc.	16,700	130,093
Allegheny Technologies, Inc.	6,760	149,328
Freeport-McMoRan Copper & Gold, Inc.	7,050	177,237
Newmont Mining Corp.	4,410	175,430
Nucor Corp.	3,850	157,042
Titanium Metals Corp.	18,980	133,809
United States Steel Corp.	4,480	134,534

Total Metals & Mining		1,198,698

Paper & Forest Products 9.9%
International Paper Co.	13,440	122,573
MeadWestvaco Corp.	14,600	169,944
Weyerhaeuser Co.	4,790	130,958

Total Paper & Forest Products		423,475

Total Common Stocks (Cost $6,569,918)		4,258,176

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	11,565	11,565

Total Short Term Investments (Cost $11,565)		11,565

Total Investments 100.0% (Cost $6,581,483)		4,269,741

Other Assets in Excess of Liabilities — 0.0%(a)		220

Net Assets — 100.0%		$4,269,961

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Communications Equipment 12.3%
Ciena Corp.*	13,790	$86,050
Cisco Systems, Inc.*	5,400	80,838
Corning, Inc.	10,330	104,436
Harris Corp.	2,430	105,195
JDS Uniphase Corp.*	24,520	89,008
Juniper Networks, Inc.*	5,330	75,473
Motorola, Inc.	20,520	90,903
QUALCOMM, Inc.	2,600	89,830
Tellabs, Inc.*	22,180	91,603

Total Communications Equipment		813,336

Computers & Peripherals 14.9%
Apple, Inc.*	1,020	91,933
Dell, Inc.*	8,040	76,380
EMC Corp.*	8,330	91,963
Hewlett-Packard Co.	2,570	89,307
International Business Machines Corp.	1,080	98,982
Lexmark International, Inc. — Class A*	3,270	77,434
NetApp, Inc.*	6,600	97,878
QLogic Corp.*	7,090	80,259
SanDisk Corp.*	9,410	107,556
Sun Microsystems, Inc.*	22,450	93,392
Teradata Corp.*	6,130	80,487

Total Computers & Peripherals		985,571

Electronic Equipment & Instruments 8.0%
Agilent Technologies, Inc.*	5,540	100,163
Amphenol Corp. — Class A	3,900	101,985
FLIR Systems, Inc.*	3,120	77,906
Jabil Circuit, Inc.	14,140	82,295
Molex, Inc.	6,530	87,306
Tyco Electronics, Ltd.	5,710	80,854

Total Electronic Equipment & Instruments		530,509

Internet Software & Services 6.3%
Akamai Technologies, Inc.*	5,800	78,184
eBay, Inc.*	6,290	75,606
Google, Inc. — Class A*	290	98,174
VeriSign, Inc.*	4,260	82,260
Yahoo!, Inc.*	6,930	81,289

Total Internet Software & Services		415,513

IT Services 14.8%
Affiliated Computer Services, Inc. — Class A*	2,060	94,472
Automatic Data Processing, Inc.	2,410	87,555
Cognizant Technology Solutions Corp. — Class A*	5,020	94,025
Computer Sciences Corp.*	2,690	99,099
Convergys Corp.*	14,070	105,947
Fidelity National Information Services, Inc.	5,300	84,323
Fiserv, Inc.*	2,480	78,740
Mastercard, Inc. — Class A	600	81,468
Paychex, Inc.	3,490	84,772
Total System Services, Inc.	6,450	81,657
Western Union Co.	6,510	88,927

Total IT Services		980,985

Office Electronics 1.2%
Xerox Corp.	11,640	77,290

Total Office Electronics		77,290

Semiconductors & Semiconductor Equipment 24.3%
Advanced Micro Devices, Inc.*	41,130	90,075
Altera Corp.	5,480	84,282
Analog Devices, Inc.	4,780	95,504
Applied Materials, Inc.	8,890	83,299

		Market
	Shares	Value

Broadcom Corp. — Class A*	5,110	$80,994
Intel Corp.	6,230	80,367
KLA-Tencor Corp.	4,180	83,767
Linear Technology Corp.	4,100	96,022
LSI Corp.*	24,260	77,147
MEMC Electronic Materials, Inc.*	6,270	85,272
Microchip Technology, Inc.	4,570	86,693
Micron Technology, Inc.*	31,420	116,882
National Semiconductor Corp.	8,780	89,029
Novellus Systems, Inc.*	7,080	97,633
NVIDIA Corp.*	10,520	83,634
Teradyne, Inc.*	21,960	105,628
Texas Instruments, Inc.	5,980	89,401
Xilinx, Inc.	5,180	87,283

Total Semiconductors & Semiconductor Equipment		1,612,912

Software 18.0%
Adobe Systems, Inc.*	4,090	78,978
Autodesk, Inc.*	4,920	81,475
BMC Software, Inc.*	3,480	88,148
CA, Inc.	4,960	89,230
Citrix Systems, Inc.*	3,940	82,898
Compuware Corp.*	13,520	87,880
Electronic Arts, Inc.*	5,190	80,134
Intuit, Inc.*	3,870	87,655
McAfee, Inc.*	2,670	81,408
Microsoft Corp.	4,670	79,857
Novell, Inc.*	25,340	93,758
Oracle Corp.*	5,060	85,160
Salesforce.com, Inc.*	2,810	74,774
Symantec Corp.*	6,820	104,551

Total Software		1,195,906

Total Common Stocks (Cost $13,074,749)		6,612,022

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	12,251	12,251

Total Short Term Investments (Cost $12,251)		12,251

Total Investments 100.0% (Cost $13,087,000)		6,624,273

Liabilities in Excess of Other Assets — 0.0%(a)		(2,447)

Net Assets — 100.0%		$6,621,826

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Diversified Telecommunication Services 15.5%
AT&T, Inc.	4,965	$122,238
CenturyTel, Inc.	5,414	146,936
Embarq Corp.	4,386	156,668
Frontier Communications Corp.	16,250	131,788
Qwest Communications International, Inc.	41,089	132,307
Verizon Communications, Inc.	4,162	124,319
Windstream Corp.	15,121	131,250

Total Diversified Telecommunication Services		945,506

Electric Utilities 30.0%
Allegheny Energy, Inc.	4,405	146,422
American Electric Power Co., Inc.	4,339	136,028
Duke Energy Corp.	9,399	142,395
Edison International	4,413	143,731
Entergy Corp.	1,695	129,430
Exelon Corp.	2,617	141,894
FirstEnergy Corp.	2,755	137,722
FPL Group, Inc.	2,748	141,659
Pepco Holdings, Inc.	8,180	145,686
Pinnacle West Capital Corp.	4,577	153,192
PPL Corp.	4,636	142,140
Progress Energy, Inc.	3,558	137,766
Southern Co.	3,850	128,783

Total Electric Utilities		1,826,848

Gas Utilities 6.9%
Equitable Resources, Inc.	4,312	147,600
Nicor, Inc.	3,856	131,914
Questar Corp.	4,230	143,735

Total Gas Utilities		423,249

Independent Power Producers & Energy Traders 7.0%
AES Corp.(The)*	17,497	138,401
Constellation Energy Group, Inc.	5,798	152,488
Dynegy, Inc. — Class A*	65,303	137,789

Total Independent Power Producers & Energy Traders		428,678

Multi-Utilities 34.9%
Ameren Corp.	4,244	141,113
CenterPoint Energy, Inc.	11,132	148,946
CMS Energy Corp.	14,256	167,508
Consolidated Edison, Inc.	3,577	145,763
Dominion Resources, Inc.	3,941	138,644
DTE Energy Co.	3,949	136,240
Integrys Energy Group, Inc.	3,308	138,109
NiSource, Inc.	12,520	121,194
PG&E Corp.	3,588	138,748
Public Service Enterprise Group, Inc.	4,810	151,852
SCANA Corp.	3,662	125,570
Sempra Energy	3,379	148,135
TECO Energy, Inc.	11,566	138,908
Wisconsin Energy Corp.	3,346	149,165
Xcel Energy, Inc.	7,499	138,431

Total Multi-Utilities		2,128,326

Wireless Telecommunication Services 5.4%
American Tower Corp. — Class A*	4,729	143,478
Sprint Nextel Corp.*	77,147	187,467

Total Wireless Telecommunication Services		330,945

Total Common Stocks (Cost $7,533,830)		6,083,552

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	4,027	$4,027

Total Short Term Investments (Cost $4,027)		4,027

Total Investments 99.8% (Cost $7,537,857)		6,087,579

Other Assets in Excess of Liabilities — 0.2%		10,618

Net Assets — 100.0%		$6,098,197

*	Non-Income Producing Security.

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 87.1%

Aerospace & Defense 2.6%
Boeing Co.	10,870	$459,910
General Dynamics Corp.	5,780	327,899
Goodrich Corp.	1,830	70,748
Honeywell International, Inc.	10,780	353,692
L-3 Communications Holdings, Inc.	1,770	139,865
Lockheed Martin Corp.	4,940	405,278
Northrop Grumman Corp.	4,850	233,382
Precision Castparts Corp.	2,070	134,446
Raytheon Co.	6,140	310,807
Rockwell Collins, Inc.	2,350	88,548
United Technologies Corp.	14,100	676,659

Total Aerospace & Defense		3,201,234

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	2,510	115,410
Expeditors International of Washington, Inc.	3,150	87,601
FedEx Corp.	4,620	235,343
United Parcel Service, Inc. — Class B	14,760	627,152

Total Air Freight & Logistics		1,065,506

Airlines 0.1%
Southwest Airlines Co.	10,970	77,119

Total Airlines		77,119

Auto Components 0.1%
Goodyear Tire & Rubber Co.(The)*	3,580	22,089
Johnson Controls, Inc.	8,820	110,338

Total Auto Components		132,427

Automobiles 0.1%
Ford Motor Co.*	35,440	66,273
General Motors Corp.	9,060	27,270
Harley-Davidson, Inc.	3,450	42,021

Total Automobiles		135,564

Beverages 2.3%
Brown-Forman Corp. — Class B	1,460	66,299
Coca-Cola Co.(The)	29,520	1,261,094
Coca-Cola Enterprises, Inc.	4,710	52,893
Constellation Brands, Inc. — Class A*	2,890	41,963
Dr Pepper Snapple Group, Inc.*	3,760	61,852
Molson Coors Brewing Co. — Class B	2,210	88,997
Pepsi Bottling Group, Inc.	2,000	38,580
PepsiCo, Inc.	23,040	1,157,299

Total Beverages		2,768,977

Biotechnology 2.0%
Amgen, Inc.*	15,720	862,242
Biogen Idec, Inc.*	4,330	210,655
Celgene Corp.*	6,800	360,060
Cephalon, Inc.*	1,020	78,724
Genzyme Corp.*	4,010	276,369
Gilead Sciences, Inc.*	13,650	693,010

Total Biotechnology		2,481,060

Building Products 0.0%(a)
Masco Corp.	5,340	41,759

Total Building Products		41,759

Capital Markets 1.8%
American Capital, Ltd.	3,070	8,780
Ameriprise Financial, Inc.	3,210	64,681
Bank of New York Mellon Corp.	17,030	438,352
Charles Schwab Corp.(The)	13,880	188,629
E*TRADE Financial Corp.*	8,350	9,519
Federated Investors, Inc. — Class B	1,310	25,571
Franklin Resources, Inc.	2,240	108,461
Goldman Sachs Group, Inc.(The)	6,560	529,589

		Market
	Shares	Value

Invesco Ltd.	5,710	$67,321
Janus Capital Group, Inc.	2,340	12,285
Legg Mason, Inc.	2,110	33,887
Morgan Stanley	15,760	318,825
Northern Trust Corp.	3,310	190,391
State Street Corp.	6,410	149,161
T. Rowe Price Group, Inc.	3,830	105,631

Total Capital Markets		2,251,083

Chemicals 1.6%
Air Products & Chemicals, Inc.	3,110	156,433
CF Industries Holdings, Inc.	840	39,480
Dow Chemical Co.(The)	13,710	158,899
Du Pont (E.I.) de Nemours & Co.	13,390	307,434
Eastman Chemical Co.	1,080	28,026
Ecolab, Inc.	2,490	84,560
International Flavors & Fragrances, Inc.	1,170	33,485
Monsanto Co.	8,130	618,368
PPG Industries, Inc.	2,440	91,695
Praxair, Inc.	4,580	285,151
Rohm & Haas Co.	1,850	102,102
Sigma-Aldrich Corp.	1,860	67,109

Total Chemicals		1,972,742

Commercial Banks 1.9%
BB&T Corp.	8,200	162,278
Comerica, Inc.	2,230	37,152
Fifth Third Bancorp	8,570	20,482
First Horizon National Corp.	3,050	29,036
Huntington Bancshares, Inc.	5,430	15,638
KeyCorp	7,340	53,435
M&T Bank Corp.	1,150	44,747
Marshall & Ilsley Corp.	3,860	22,041
PNC Financial Services Group, Inc.	6,350	206,502
Regions Financial Corp.	10,270	35,534
SunTrust Banks, Inc.	5,250	64,365
U.S. Bancorp	26,030	386,285
Wells Fargo & Co.	62,610	1,183,329
Zions Bancorp	1,710	25,513

Total Commercial Banks		2,286,337

Commercial Services & Supplies 0.7%
Avery Dennison Corp.	1,580	38,283
Cintas Corp.	1,950	44,363
Dun & Bradstreet Corp.	800	60,800
Equifax, Inc.	1,870	46,226
Iron Mountain, Inc.*	2,660	54,424
Monster Worldwide, Inc.*	1,830	16,854
Pitney Bowes, Inc.	3,060	68,116
R.R. Donnelley & Sons Co.	3,040	29,670
Republic Services, Inc.	4,760	123,094
Robert Half International, Inc.	2,300	38,985
Stericycle, Inc.*	1,270	62,128
Waste Management, Inc.	7,280	227,063

Total Commercial Services & Supplies		810,006

Communications Equipment 2.3%
Ciena Corp.*	1,340	8,362
Cisco Systems, Inc.*	86,870	1,300,444
Corning, Inc.	23,060	233,136
Harris Corp.	2,000	86,580
JDS Uniphase Corp.*	3,260	11,834
Juniper Networks, Inc.*	7,830	110,873
Motorola, Inc.	33,620	148,937
QUALCOMM, Inc.	24,560	848,548
Tellabs, Inc.*	5,910	24,408

Total Communications Equipment		2,773,122

Computers & Peripherals 4.2%
Apple, Inc.*	13,190	1,188,815

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Dell, Inc.*	25,680	$243,960
EMC Corp.*	30,280	334,291
Hewlett-Packard Co.	36,340	1,262,815
International Business Machines Corp.	19,930	1,826,584
Lexmark International, Inc. — Class A*	1,160	27,469
NetApp, Inc.*	4,900	72,667
QLogic Corp.*	1,900	21,508
SanDisk Corp.*	3,350	38,291
Sun Microsystems, Inc.*	10,960	45,594
Teradata Corp.*	2,610	34,269

Total Computers & Peripherals		5,096,263

Construction & Engineering 0.2%
Fluor Corp.	2,690	104,641
Jacobs Engineering Group, Inc.*	1,820	70,379

Total Construction & Engineering		175,020

Construction Materials 0.1%
Vulcan Materials Co.	1,630	80,620

Total Construction Materials		80,620

Consumer Finance 0.4%
American Express Co.	17,210	287,923
Capital One Financial Corp.	5,810	92,030
Discover Financial Services	7,120	50,908
SLM Corp.*	6,930	79,349

Total Consumer Finance		510,210

Containers & Packaging 0.2%
Ball Corp.	1,400	53,676
Bemis Co., Inc.	1,480	33,404
Owens-Illinois, Inc.*	2,480	47,120
Pactiv Corp.*	1,950	42,159
Sealed Air Corp.	2,340	31,707

Total Containers & Packaging		208,066

Distributors 0.1%
Genuine Parts Co.	2,370	75,887

Total Distributors		75,887

Diversified Consumer Services 0.2%
Apollo Group, Inc. — Class A*	1,580	128,707
H&R Block, Inc.	5,030	104,272

Total Diversified Consumer Services		232,979

Diversified Financial Services 2.3%
Bank of America Corp.	94,860	624,179
CIT Group, Inc.	5,350	14,926
Citigroup, Inc.	80,850	287,017
CME Group, Inc.	990	172,171
IntercontinentalExchange, Inc.*	1,070	60,915
JPMorgan Chase & Co.	55,370	1,412,489
Leucadia National Corp.*	2,630	41,870
Moody’s Corp.	2,880	61,690
Nasdaq OMX Group (The)*	2,020	44,076
NYSE Euronext	3,930	86,460

Total Diversified Financial Services		2,805,793

Diversified Telecommunication Services 3.0%
AT&T, Inc.	87,430	2,152,526
CenturyTel, Inc.	1,490	40,439
Embarq Corp.	2,110	75,369
Frontier Communications Corp.	4,620	37,468
Qwest Communications International, Inc.	21,730	69,971
Verizon Communications, Inc.	42,140	1,258,722
Windstream Corp.	6,520	56,594

Total Diversified Telecommunication Services		3,691,089

Electric Utilities 2.3%
Allegheny Energy, Inc.	2,510	83,432
American Electric Power Co., Inc.	5,990	187,787
Duke Energy Corp.	18,770	284,366

		Market
	Shares	Value

Edison International	4,830	$157,313
Entergy Corp.	2,810	214,572
Exelon Corp.	9,760	529,187
FirstEnergy Corp.	4,520	225,955
FPL Group, Inc.	6,060	312,393
Pepco Holdings, Inc.	3,210	57,170
Pinnacle West Capital Corp.	1,500	50,205
PPL Corp.	5,560	170,470
Progress Energy, Inc.	4,120	159,526
Southern Co.	11,490	384,340

Total Electric Utilities		2,816,716

Electrical Equipment 0.4%
Cooper Industries, Ltd. — Class A	2,570	69,159
Emerson Electric Co.	11,380	372,126
Rockwell Automation, Inc.	2,100	54,684

Total Electrical Equipment		495,969

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	5,190	93,835
Amphenol Corp. — Class A	2,610	68,252
FLIR Systems, Inc.*	2,060	51,438
Jabil Circuit, Inc.	3,130	18,217
Molex, Inc.	2,090	27,943
Tyco Electronics, Ltd.	6,790	96,146

Total Electronic Equipment & Instruments		355,831

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	4,560	151,939
BJ Services Co.	4,330	47,630
Cameron International Corp.*	3,260	75,502
ENSCO International, Inc.	2,100	57,456
Halliburton Co.	13,260	228,735
Nabors Industries, Ltd.*	4,220	46,209
National-Oilwell Varco, Inc.*	6,190	163,664
Noble Corp.	3,920	106,428
Rowan Cos., Inc.	1,680	21,269
Schlumberger, Ltd.	17,750	724,377
Smith International, Inc.	3,250	73,775
Weatherford International, Ltd.*	10,110	111,513

Total Energy Equipment & Services		1,808,497

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	6,400	288,192
CVS Caremark Corp.	21,310	572,813
Kroger Co.(The)	9,680	217,800
Safeway, Inc.	6,360	136,295
SUPERVALU, Inc.	3,140	55,076
Sysco Corp.	8,890	198,158
Wal-Mart Stores, Inc.	33,170	1,562,970
Walgreen Co.	14,690	402,653
Whole Foods Market, Inc.	2,080	21,320

Total Food & Staples Retailing		3,455,277

Food Products 1.7%
Archer-Daniels-Midland Co.	9,520	260,658
Campbell Soup Co.	3,050	92,628
ConAgra Foods, Inc.	6,630	113,373
Dean Foods Co.*	2,280	44,095
General Mills, Inc.	4,960	293,384
H.J. Heinz Co.	4,670	170,455
Hershey Co.(The)	2,460	91,709
J.M. Smucker Co.(The)	1,760	79,464
Kellogg Co.	3,740	163,401
Kraft Foods, Inc. — Class A	21,800	611,490
McCormick & Co., Inc.	1,930	61,837
Sara Lee Corp.	10,490	105,215
Tyson Foods, Inc. — Class A	4,480	39,648

Total Food Products		2,127,357

2

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Gas Utilities 0.1%
Nicor, Inc.	670	$22,921
Questar Corp.	2,570	87,328

Total Gas Utilities		110,249

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	9,200	539,580
Becton, Dickinson & Co.	3,610	262,339
Boston Scientific Corp.*	22,280	197,623
C.R. Bard, Inc.	1,470	125,788
Covidien, Ltd.	7,470	286,400
Dentsply International, Inc.	2,210	59,471
Hospira, Inc.*	2,370	59,013
Intuitive Surgical, Inc.*	580	59,873
Medtronic, Inc.	16,590	555,599
St Jude Medical, Inc.*	5,110	185,851
Stryker Corp.	3,590	151,642
Varian Medical Systems, Inc.*	1,840	68,319
Zimmer Holdings, Inc.*	3,330	121,212

Total Health Care Equipment & Supplies		2,672,710

Health Care Providers & Services 2.1%
Aetna, Inc.	6,840	212,040
AmerisourceBergen Corp.	2,320	84,262
Cardinal Health, Inc.	5,340	201,051
CIGNA Corp.	4,080	70,829
Coventry Health Care, Inc.*	2,210	33,437
DaVita, Inc.*	1,540	72,380
Express Scripts, Inc.*	3,670	197,299
Humana, Inc.*	2,500	94,825
Laboratory Corp. of America Holdings*	1,600	94,720
McKesson Corp.	4,090	180,778
Medco Health Solutions, Inc.*	7,390	332,033
Patterson Cos., Inc.*	1,350	24,827
Quest Diagnostics, Inc.	2,350	115,973
Tenet Healthcare Corp.*	6,160	6,591
UnitedHealth Group, Inc.	17,920	507,674
WellPoint, Inc.*	7,550	312,947

Total Health Care Providers & Services		2,541,666

Health Care Technology 0.0%(a)
IMS Health, Inc.	2,700	39,204

Total Health Care Technology		39,204

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	6,480	117,871
Darden Restaurants, Inc.	2,060	54,013
International Game Technology	4,370	46,322
Marriott International, Inc. — Class A	4,350	70,949
McDonald’s Corp.	16,540	959,651
Starbucks Corp.*	10,910	102,990
Starwood Hotels & Resorts Worldwide, Inc.	2,720	41,126
Wyndham Worldwide Corp.	2,630	16,122
Wynn Resorts Ltd.*	910	27,373
Yum! Brands, Inc.	6,860	196,333

Total Hotels, Restaurants & Leisure		1,632,750

Household Durables 0.3%
Black & Decker Corp.	890	25,730
Centex Corp.	1,840	15,658
D.R. Horton, Inc.	4,090	24,376
Fortune Brands, Inc.	2,220	71,040
Harman International Industries, Inc.	870	13,998
KB HOME	1,120	11,950
Leggett & Platt, Inc.	2,320	28,977
Lennar Corp. — Class A	2,100	16,149
Newell Rubbermaid, Inc.	4,110	33,209
Pulte Homes, Inc.	3,170	32,176
Snap-on, Inc.	850	25,653
Stanley Works(The)	1,170	36,574

		Market
	Shares	Value

Whirlpool Corp.	1,090	$36,439

Total Household Durables		371,929

Household Products 2.7%
Clorox Co.	2,060	103,309
Colgate-Palmolive Co.	7,490	487,149
Kimberly-Clark Corp.	6,140	316,026
Procter & Gamble Co.	44,300	2,414,350

Total Household Products		3,320,834

Independent Power Producers & Energy Traders 0.1%
AES Corp.(The)*	9,980	78,942
Constellation Energy Group, Inc.	2,950	77,585
Dynegy, Inc. — Class A*	7,500	15,825

Total Independent Power Producers & Energy Traders		172,352

Industrial Conglomerates 2.1%
3M Co.	10,280	552,961
General Electric Co.	155,830	1,890,218
Textron, Inc.	3,580	32,327
Tyco International, Ltd.	7,020	147,561

Total Industrial Conglomerates		2,623,067

Insurance 2.0%
AFLAC, Inc.	6,920	160,613
Allstate Corp.	7,950	172,276
American International Group, Inc.	39,890	51,059
Aon Corp.	4,000	148,200
Assurant, Inc.	1,750	46,200
Chubb Corp.	5,280	224,822
Cincinnati Financial Corp.	2,410	52,851
Genworth Financial, Inc. — Class A	6,430	14,918
Hartford Financial Services Group, Inc.	4,470	58,825
Lincoln National Corp.	3,800	57,494
Loews Corp.	5,370	131,028
Marsh & McLennan Cos., Inc.	7,630	147,488
MBIA, Inc.*	2,800	10,808
MetLife, Inc.	11,770	338,152
Principal Financial Group, Inc.	3,850	63,872
Progressive Corp.*	10,020	121,743
Prudential Financial, Inc.	6,290	161,968
Torchmark Corp.	1,260	37,800
Travelers Cos., Inc.(The)	8,670	335,009
Unum Group	4,910	69,526
XL Capital, Ltd. — Class A	4,910	14,239

Total Insurance		2,418,891

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	4,770	280,572
Expedia, Inc.*	3,110	27,772

Total Internet & Catalog Retail		308,344

Internet Software & Services 1.4%
Akamai Technologies, Inc.*	2,510	33,835
eBay, Inc.*	15,910	191,238
Google, Inc. — Class A*	3,550	1,201,781
VeriSign, Inc.*	2,880	55,613
Yahoo!, Inc.*	20,590	241,521

Total Internet Software & Services		1,723,988

IT Services 0.9%
Affiliated Computer Services, Inc. — Class A*	1,450	66,497
Automatic Data Processing, Inc.	7,540	273,928
Cognizant Technology Solutions Corp. — Class A*	4,320	80,914
Computer Sciences Corp.*	2,250	82,890
Convergys Corp.*	1,810	13,629
Fidelity National Information Services, Inc.	2,820	44,866
Fiserv, Inc.*	2,380	75,565

3

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Mastercard, Inc. — Class A	1,070	$145,285
Paychex, Inc.	4,760	115,621
Total System Services, Inc.	2,920	36,967
Western Union Co.	10,620	145,069

Total IT Services		1,081,231

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	3,980	18,029
Hasbro, Inc.	1,840	44,399
Mattel, Inc.	5,320	75,491

Total Leisure Equipment & Products		137,919

Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	2,560	65,178
Millipore Corp.*	820	45,231
PerkinElmer, Inc.	1,750	22,085
Thermo Fisher Scientific Inc.*	6,230	223,844
Waters Corp.*	1,460	52,808

Total Life Sciences Tools & Services		409,146

Machinery 1.4%
Caterpillar, Inc.	8,950	276,108
Cummins, Inc.	2,990	71,700
Danaher Corp.	3,790	211,975
Deere & Co.	6,340	220,252
Dover Corp.	2,760	78,053
Eaton Corp.	2,450	107,849
Flowserve Corp.	840	44,780
Illinois Tool Works, Inc.	5,840	190,734
Ingersoll-Rand Co., Ltd. — Class A	4,730	76,673
ITT Corp.	2,690	121,803
Manitowoc Co., Inc.	1,930	10,615
PACCAR, Inc.	5,380	141,978
Pall Corp.	1,750	45,623
Parker-Hannifin Corp.	2,390	91,322

Total Machinery		1,689,465

Media 2.1%
CBS Corp. — Class B	10,090	57,715
Comcast Corp. — Class A	42,730	625,994
DIRECTV Group, Inc.(The)*	8,100	177,390
Gannett Co., Inc.	3,380	19,503
Interpublic Group of Cos., Inc.*	7,070	23,543
McGraw-Hill Cos., Inc.	4,670	102,693
Meredith Corp.	540	8,624
New York Times Co. — Class A	1,730	8,598
News Corp. — Class A	34,120	218,027
Omnicom Group, Inc.	4,610	119,353
Scripps Networks Interactive — Class A	1,340	28,770
Time Warner, Inc.	53,220	496,542
Viacom, Inc. — Class B*	9,100	134,225
Walt Disney Co.(The)	27,460	567,873
Washington Post Co. — Class B	91	35,541

Total Media		2,624,391

Metals & Mining 0.7%
AK Steel Holding Corp.	1,660	13,396
Alcoa, Inc.	11,870	92,467
Allegheny Technologies, Inc.	1,430	31,589
Freeport-McMoRan Copper & Gold, Inc.	5,600	140,784
Newmont Mining Corp.	7,180	285,621
Nucor Corp.	4,660	190,081
Titanium Metals Corp.	1,260	8,883
United States Steel Corp.	1,720	51,652

Total Metals & Mining		814,473

Multi-Utilities 1.4%
Ameren Corp.	3,140	104,405
CenterPoint Energy, Inc.	5,110	68,372
CMS Energy Corp.	3,360	39,480

		Market
	Shares	Value

Consolidated Edison, Inc.	4,060	$165,445
Dominion Resources, Inc.	8,620	303,251
DTE Energy Co.	2,420	83,490
Integrys Energy Group, Inc.	1,130	47,177
NiSource, Inc.	4,070	39,398
PG&E Corp.	5,360	207,271
Public Service Enterprise Group, Inc.	7,510	237,091
SCANA Corp.	1,740	59,665
Sempra Energy	3,610	158,262
TECO Energy, Inc.	3,160	37,952
Wisconsin Energy Corp.	1,730	77,123
Xcel Energy, Inc.	6,660	122,944

Total Multi-Utilities		1,751,326

Multiline Retail 0.6%
Big Lots, Inc.*	1,220	16,409
Family Dollar Stores, Inc.	2,070	57,484
J.C. Penney Co., Inc.	3,300	55,275
Kohl’s Corp.*	4,520	165,929
Macy’s, Inc.	6,240	55,848
Nordstrom, Inc.	2,360	29,948
Sears Holdings Corp.*	830	33,964
Target Corp.	11,170	348,504

Total Multiline Retail		763,361

Office Electronics 0.1%
Xerox Corp.	12,840	85,258

Total Office Electronics		85,258

Oil, Gas & Consumable Fuels 10.9%
Anadarko Petroleum Corp.	6,810	250,199
Apache Corp.	4,970	372,750
Cabot Oil & Gas Corp.	1,530	42,060
Chesapeake Energy Corp.	8,020	126,796
Chevron Corp.	30,140	2,125,473
ConocoPhillips	22,120	1,051,364
CONSOL Energy, Inc.	2,690	73,329
Devon Energy Corp.	6,550	403,480
El Paso Corp.	10,400	85,072
EOG Resources, Inc.	3,700	250,749
Eqt Corp.	1,940	66,406
Exxon Mobil Corp.	75,470	5,771,946
Hess Corp.	4,210	234,118
Marathon Oil Corp.	10,470	285,098
Massey Energy Co.	1,260	19,127
Murphy Oil Corp.	2,830	125,029
Noble Energy, Inc.	2,560	125,261
Occidental Petroleum Corp.	12,020	655,691
Peabody Energy Corp.	3,960	99,000
Pioneer Natural Resources Co.	1,750	25,620
Range Resources Corp.	2,300	82,432
Southwestern Energy Co.*	5,090	161,098
Spectra Energy Corp.	9,070	131,606
Sunoco, Inc.	1,730	80,134
Tesoro Corp.	2,050	35,322
Valero Energy Corp.	7,660	184,759
Williams Cos., Inc.	8,590	121,548
XTO Energy, Inc.	8,560	317,490

Total Oil, Gas & Consumable Fuels		13,302,957

Paper & Forest Products 0.1%
International Paper Co.	6,340	57,821
MeadWestvaco Corp.	2,530	29,449
Weyerhaeuser Co.	3,130	85,574

Total Paper & Forest Products		172,844

Personal Products 0.1%
Avon Products, Inc.	6,320	129,244

4

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Estee Lauder Cos., Inc — Class A	1,720	$45,150

Total Personal Products		174,394

Pharmaceuticals 7.2%
Abbott Laboratories	23,020	1,276,229
Allergan, Inc.	4,560	173,827
Bristol-Myers Squibb Co.	29,370	628,812
Eli Lilly & Co.	14,840	546,409
Forest Laboratories, Inc.*	4,470	111,929
Johnson & Johnson	41,160	2,374,520
King Pharmaceuticals, Inc.*	3,660	31,988
Merck & Co., Inc.	31,370	895,613
Mylan Inc.*	4,520	51,212
Pfizer, Inc.	100,040	1,458,583
Schering-Plough Corp.	24,120	423,547
Watson Pharmaceuticals, Inc.*	1,550	42,284
Wyeth	19,750	848,658

Total Pharmaceuticals		8,863,611

Real Estate Investment Trusts (REITs) 0.8%
Apartment Investment & Management Co. — Class A	1,789	15,902
AvalonBay Communities, Inc.	1,140	59,064
Boston Properties, Inc.	1,790	77,507
Developers Diversified Realty Corp.	1,780	8,544
Equity Residential	4,040	96,677
HCP, Inc.	3,750	87,525
Health Care REIT, Inc.	1,620	61,252
Host Hotels & Resorts, Inc.	7,750	41,695
Kimco Realty Corp.	3,400	48,892
Plum Creek Timber Co., Inc.	2,470	76,002
ProLogis	3,940	39,439
Public Storage, Inc.	1,860	115,078
Simon Property Group, Inc.	3,350	143,983
Vornado Realty Trust	2,040	103,653

Total Real Estate Investment Trusts (REITs)		975,213

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	3,310	11,916

Total Real Estate Management & Development		11,916

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	4,160	275,600
CSX Corp.	5,850	169,416
Norfolk Southern Corp.	5,490	210,597
Ryder System, Inc.	830	28,037
Union Pacific Corp.	7,510	328,863

Total Road & Rail		1,012,513

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.*	9,030	19,776
Altera Corp.	4,410	67,826
Analog Devices, Inc.	4,320	86,314
Applied Materials, Inc.	19,910	186,557
Broadcom Corp. — Class A*	6,590	104,451
Intel Corp.	82,520	1,064,508
KLA-Tencor Corp.	2,510	50,300
Linear Technology Corp.	3,290	77,052
LSI Corp.*	9,570	30,433
MEMC Electronic Materials, Inc.*	3,330	45,288
Microchip Technology, Inc.	2,700	51,219
Micron Technology, Inc.*	11,330	42,148
National Semiconductor Corp.	2,890	29,305
Novellus Systems, Inc.*	1,450	19,995
NVIDIA Corp.*	7,970	63,361
Teradyne, Inc.*	2,510	12,073
Texas Instruments, Inc.	19,230	287,488
Xilinx, Inc.	4,060	68,411

Total Semiconductors & Semiconductor Equipment		2,306,505

		Market
	Shares	Value

Software 3.2%
Adobe Systems, Inc.*	7,880	$152,163
Autodesk, Inc.*	3,360	55,642
BMC Software, Inc.*	2,780	70,417
CA, Inc.	5,840	105,062
Citrix Systems, Inc.*	2,700	56,808
Compuware Corp.*	3,660	23,790
Electronic Arts, Inc.*	4,760	73,494
Intuit, Inc.*	4,750	107,587
McAfee, Inc.*	2,260	68,907
Microsoft Corp.	113,500	1,940,850
Novell, Inc.*	5,120	18,944
Oracle Corp.*	58,120	978,160
Salesforce.com, Inc.*	1,560	41,512
Symantec Corp.*	12,400	190,092

Total Software		3,883,428

Specialty Retail 1.5%
Abercrombie & Fitch Co. — Class A	1,290	23,027
AutoNation, Inc.*	1,600	14,848
AutoZone, Inc.*	570	75,747
Bed Bath & Beyond, Inc.*	3,850	89,435
Best Buy Co., Inc.	5,010	140,380
GameStop Corp. — Class A*	2,430	60,215
Gap, Inc.(The)	6,920	78,058
Home Depot, Inc.	25,150	541,479
Limited Brands, Inc.	4,010	31,759
Lowe’s Cos., Inc.	21,750	397,372
Office Depot, Inc.*	4,080	8,813
RadioShack Corp.	1,860	21,316
Sherwin-Williams Co.(The)	1,460	69,715
Staples, Inc.	10,580	168,645
Tiffany & Co.	1,830	37,973
TJX Cos., Inc.	6,180	120,016

Total Specialty Retail		1,878,798

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	4,850	70,810
Jones Apparel Group, Inc.	1,240	4,290
NIKE, Inc. — Class B	5,820	263,355
Polo Ralph Lauren Corp.	830	34,055
V.F. Corp.	1,310	73,386

Total Textiles, Apparel & Luxury Goods		445,896

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	7,730	89,668
People’s United Financial, Inc.	5,160	84,418

Total Thrifts & Mortgage Finance		174,086

Tobacco 1.5%
Altria Group, Inc.	30,570	505,628
Lorillard, Inc.	2,490	148,055
Philip Morris International, Inc.	30,010	1,114,871
Reynolds American, Inc.	2,510	95,832

Total Tobacco		1,864,386

Trading Companies & Distributors 0.1%
Fastenal Co.	1,920	65,626
W.W. Grainger, Inc.	960	70,032

Total Trading Companies & Distributors		135,658

Wireless Telecommunication Services 0.2%
American Tower Corp. — Class A*	5,890	178,703
Sprint Nextel Corp.*	42,380	102,983

Total Wireless Telecommunication Services		281,686

Total Common Stocks (Cost $122,293,405)		106,708,955

5

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 3.4%

State Street Bank & Trust Co., 0.150%, dated 01/31/09, to be repurchased at $4,225,053 on 02/02/09 collateralized by $4,340,000 FHLB at 0.000% due 04/17/09 with a value of $4,312,875	$4,225,000	$4,225,000

Total Repurchase Agreements
(Cost $4,225,000)		4,225,000

Total Investments 90.5%
(Cost $126,518,405)		110,933,955

Other Assets in Excess of Liabilities — 9.5%		11,650,615

Net Assets — 100.0%		$122,584,570

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2009 S&P500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $94,176,250)	2,290	$(8,347,538)

Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Goldman Sachs February 2009 S&P500 Index Swap, Terminating 02/10/09 (Notional Market Value $43,347,435)**	52,486	$(3,892,495)

*	Non-Income Producing Security.

**	Total return based on S&P 500 Index + / — financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.
FHLB—Federal Home Loan Bank
REIT—Real Estate Investment Trust

RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 71.1%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $64,926,812 on 02/02/09 collateralized by $63,150,000 FNMA at 5.850% due 08/17/17 with a value of $66,228,563	$64,926,000	$64,926,000

Total Repurchase Agreements (Cost $64,926,000)		64,926,000

Total Investments 71.1% (Cost $64,926,000)		64,926,000

Other Assets in Excess of Liabilities — 28.9%		26,417,948

Net Assets — 100.0%		$91,343,948

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT

March 2009 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $141,757,875)	3,447	$9,699,570

Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Goldman Sachs February 2009 S&P 500 Index Swap, Terminating 02/10/09 (Notional Market Value $40,511,371)*	49,052	$1,419,542

*	Total return based on S&P 500 Index + / - financing at a variable rate.
FNMA Federal National Mortgage Association

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 83.4%

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	260	$21,010
BE Aerospace, Inc.*	780	7,543

Total Aerospace & Defense		28,553

Airlines 0.3%
Airtran Holdings, Inc.*	920	3,772
Alaska Air Group, Inc.*	280	7,381
JetBlue Airways Corp.*	1,430	8,051

Total Airlines		19,204

Auto Components 0.4%
ArvinMeritor, Inc.	580	1,015
BorgWarner, Inc.	900	15,192
Gentex Corp.	1,090	9,145
Modine Manufacturing Co.	260	713

Total Auto Components		26,065

Automobiles 0.1%
Thor Industries, Inc.	280	2,962

Total Automobiles		2,962

Beverages 0.5%
Hansen Natural Corp.*	580	19,430
PepsiAmericas, Inc.	450	7,259

Total Beverages		26,689

Biotechnology 0.9%
United Therapeutics Corp.*	180	12,231
Vertex Pharmaceuticals, Inc.*	1,170	38,669

Total Biotechnology		50,900

Capital Markets 1.5%
Affiliated Managers Group, Inc.*	320	12,861
Apollo Investment Corp.	1,110	7,271
Eaton Vance Corp.	910	17,417
Jefferies Group, Inc.	940	10,848
Raymond James Financial, Inc.	750	13,882
SEI Investments Co.	1,040	13,177
Waddell & Reed Financial, Inc. — Class A	660	9,319

Total Capital Markets		84,775

Chemicals 3.1%
Airgas, Inc.	630	22,245
Albemarle Corp.	710	15,797
Ashland, Inc.	520	4,170
Cabot Corp.	510	6,814
Chemtura Corp.	1,890	1,418
Cytec Industries, Inc.	370	7,563
Ferro Corp.	340	1,346
FMC Corp.	580	25,880
Lubrizol Corp.	520	17,742
Minerals Technologies, Inc.	150	5,672
Olin Corp.	600	8,430
RPM International, Inc.	1,000	12,310
Scotts Miracle-Gro Co.(The)-Class A	340	10,955
Sensient Technologies Corp.	380	8,170
Terra Industries, Inc.	800	16,384
Valspar Corp.	780	13,533

Total Chemicals		178,429

Commercial Banks 3.2%
Associated Banc-Corp.	1,000	15,650
Bancorpsouth, Inc.	560	10,584
Bank of Hawaii Corp.	370	13,272
Cathay General Bancorp	390	4,953
City National Corp.	320	11,075
Colonial BancGroup, Inc.	1,580	1,248
Commerce Bancshares Inc/Kansas City MO	510	17,825

		Market
	Shares	Value

Cullen/Frost Bankers, Inc.	460	$20,134
FirstMerit Corp.	630	10,187
Fulton Financial Corp.	1,370	9,617
International Bancshares Corp.	400	7,288
PacWest Bancorp	190	3,213
SVB Financial Group*	260	5,400
Synovus Financial Corp.	2,190	8,672
TCF Financial Corp.	900	11,151
Valley National Bancorp	1,050	13,671
Webster Financial Corp.	410	1,714
Westamerica Bancorp	230	9,828
Wilmington Trust Corp.	530	7,256

Total Commercial Banks		182,738

Commercial Services & Supplies 2.4%
Brink’s Co.(The)	320	8,458
Clean Harbors, Inc.*	160	8,562
Copart, Inc.*	490	11,804
Corporate Executive Board Co.(The)	270	5,454
Corrections Corp. of America*	980	13,504
Deluxe Corp.	400	4,612
FTI Consulting, Inc.*	400	16,404
Herman Miller, Inc.	420	4,616
HNI Corp.	350	4,623
Kelly Services, Inc. — Class A	210	1,903
Korn/Ferry International*	350	3,290
Manpower, Inc.	610	17,360
Mine Safety Appliances Co.	230	4,513
MPS Group, Inc.*	720	4,356
Navigant Consulting, Inc.*	370	5,302
Rollins, Inc.	320	4,992
Waste Connections, Inc.*	620	17,992

Total Commercial Services & Supplies		137,745

Communications Equipment 1.0%
3Com Corp.*	3,170	7,386
ADC Telecommunications, Inc.*	750	3,803
Adtran, Inc.	430	6,514
Avocent Corp.*	350	5,023
CommScope, Inc.*	550	7,931
F5 Networks, Inc.*	620	13,745
Plantronics, Inc.	380	3,857
Polycom, Inc.*	650	9,132

Total Communications Equipment		57,391

Computers & Peripherals 1.1%
Diebold, Inc.	520	12,886
Imation Corp.	240	2,338
NCR Corp.*	1,230	15,436
Palm, Inc.*	860	6,596
Western Digital Corp.*	1,730	25,396

Total Computers & Peripherals		62,652

Construction & Engineering 1.8%
Dycom Industries, Inc.*	310	2,111
Granite Construction, Inc.	260	9,157
KBR, Inc.	1,260	17,842
Quanta Services, Inc.*	1,540	32,925
Shaw Group, Inc.(The)*	650	18,070
URS Corp.*	650	22,133

Total Construction & Engineering		102,238

Construction Materials 0.4%
Martin Marietta Materials, Inc.	320	25,766

Total Construction Materials		25,766

Consumer Finance 0.1%
AmeriCredit Corp.*	1,030	4,851

Total Consumer Finance		4,851

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Containers & Packaging 1.0%
AptarGroup, Inc.	530	$16,335
Greif, Inc.-Class A	270	8,170
Packaging Corp. of America	800	11,360
Sonoco Products Co.	780	17,885
Temple-Inland, Inc.	830	4,706

Total Containers & Packaging		58,456

Distributors 0.2%
LKQ Corp.*	1,090	12,590

Total Distributors		12,590

Diversified Consumer Services 2.4%
Brink’s Home Security Holdings, Inc.*	320	7,318
Career Education Corp.*	570	12,426
Corinthian Colleges, Inc.*	670	12,516
DeVry, Inc.	480	25,718
ITT Educational Services, Inc.*	240	29,402
Matthews International Corp. — Class A	240	9,346
Regis Corp.	340	3,825
Service Corp. International	2,000	9,100
Sotheby’s	530	4,606
Strayer Education, Inc.	110	23,807

Total Diversified Consumer Services		138,064

Diversified Telecommunication Services 0.0%(a)
Cincinnati Bell, Inc.*	1,800	2,502

Total Diversified Telecommunication Services		2,502

Electric Utilities 2.2%
DPL, Inc.	910	19,610
Great Plains Energy, Inc.	930	17,735
Hawaiian Electric Industries, Inc.	700	15,176
IDACORP, Inc.	360	10,480
Northeast Utilities	1,220	29,036
NV Energy, Inc.	1,830	19,636
Westar Energy, Inc.	850	17,068

Total Electric Utilities		128,741

Electrical Equipment 1.5%
AMETEK, Inc.	830	26,527
Hubbell, Inc. — Class B	440	13,640
Roper Industries, Inc.	700	28,798
Thomas & Betts Corp.*	440	9,411
Woodward Governor Co.	430	8,845

Total Electrical Equipment		87,221

Electronic Equipment & Instruments 1.9%
Arrow Electronics, Inc.*	930	17,735
Avnet, Inc.*	1,180	23,387
Ingram Micro, Inc. — Class A*	1,290	15,828
Mettler Toledo International, Inc.*	260	17,311
National Instruments Corp.	450	9,661
Tech Data Corp.*	390	7,063
Trimble Navigation, Ltd.*	930	13,783
Vishay Intertechnology, Inc.*	1,460	4,322

Total Electronic Equipment & Instruments		109,090

Energy Equipment & Services 2.5%
Exterran Holdings, Inc.*	510	11,302
FMC Technologies, Inc.*	980	28,998
Helix Energy Solutions Group, Inc.*	720	3,708
Helmerich & Payne, Inc.	820	18,417
Oceaneering International, Inc.*	430	14,818
Patterson-UTI Energy, Inc.	1,210	11,567
Pride International, Inc.*	1,350	21,762
Superior Energy Services, Inc.*	610	9,504
Tidewater, Inc.	400	16,644
Unit Corp.*	370	9,228

Total Energy Equipment & Services		145,948

		Market
	Shares	Value

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.*	460	$13,193
Ruddick Corp.	310	7,455

Total Food & Staples Retailing		20,648

Food Products 1.6%
Corn Products International, Inc.	580	13,427
Flowers Foods, Inc.	620	13,324
Hormel Foods Corp.	550	16,406
Lancaster Colony Corp.	150	5,462
Ralcorp Holdings, Inc.*	440	26,057
Smithfield Foods, Inc.*	930	11,039
Tootsie Roll Industries, Inc.	200	4,774

Total Food Products		90,489

Gas Utilities 1.9%
AGL Resources, Inc.	600	18,498
Energen Corp.	560	16,358
National Fuel Gas Co.	620	18,575
Oneok, Inc.	820	23,960
UGI Corp.	840	21,311
WGL Holdings, Inc.	390	12,519

Total Gas Utilities		111,221

Health Care Equipment & Supplies 3.9%
Advanced Medical Optics, Inc.*	410	9,008
Beckman Coulter, Inc.	490	24,363
Edwards Lifesciences Corp.*	430	24,721
Gen-Probe, Inc.*	420	18,908
Hill-Rom Holdings, Inc.	490	6,899
Hologic, Inc.*	2,000	23,580
Idexx Laboratories, Inc.*	460	15,088
Immucor, Inc.*	550	15,240
Kinetic Concepts, Inc.*	440	10,604
Masimo Corp.*	370	10,275
ResMed, Inc.*	590	23,541
STERIS Corp.	460	12,236
Teleflex, Inc.	310	16,486
Thoratec Corp.*	440	12,747

Total Health Care Equipment & Supplies		223,696

Health Care Providers & Services 2.6%
Community Health Systems, Inc.*	730	13,607
Health Management Associates, Inc. — Class A*	1,900	3,021
Health Net, Inc.*	810	11,850
Henry Schein, Inc.*	700	26,201
Kindred Healthcare, Inc.*	230	3,121
LifePoint Hospitals, Inc.*	420	9,467
Lincare Holdings, Inc.*	580	13,949
Omnicare, Inc.	810	22,648
Psychiatric Solutions, Inc.*	440	11,440
Universal Health Services, Inc. — Class B	400	15,140
VCA Antech, Inc.*	660	12,421
WellCare Health Plans, Inc.*	330	4,878

Total Health Care Providers & Services		147,743

Health Care Technology 0.3%
Cerner Corp.*	530	17,872

Total Health Care Technology		17,872

Hotels, Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	240	4,214
Boyd Gaming Corp.	450	2,164
Brinker International, Inc.	790	8,666
Cheesecake Factory, Inc.(The)*	470	4,080
Chipotle Mexican Grill, Inc. — Class A*	260	12,418
International Speedway Corp. — Class A	220	5,122
Life Time Fitness, Inc.*	270	3,999
Scientific Games Corp. — Class A*	510	6,411

2

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Wendy’s/Arby’s Group, Inc.-Class A	3,260	$16,430

Total Hotels, Restaurants & Leisure		63,504

Household Durables 1.3%
American Greetings Corp. — Class A	350	1,519
Blyth, Inc.	190	648
Hovnanian Enterprises, Inc. — Class A*	400	676
MDC Holdings, Inc.	290	8,886
Mohawk Industries, Inc.*	440	14,128
NVR, Inc.*	40	17,044
Ryland Group, Inc.	330	5,148
Toll Brothers, Inc.*	1,020	17,360
Tupperware Brands Corp.	480	9,869

Total Household Durables		75,278

Household Products 0.9%
Church & Dwight Co., Inc.	550	29,276
Energizer Holdings, Inc.*	460	21,910

Total Household Products		51,186

Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	300	7,950

Total Independent Power Producers & Energy Traders		7,950

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	480	8,962

Total Industrial Conglomerates		8,962

Insurance 4.4%
American Financial Group, Inc.	590	10,018
Arthur J. Gallagher & Co.	740	17,442
Brown & Brown, Inc.	910	17,408
Everest Re Group, Ltd.	480	30,240
Fidelity National Financial, Inc. — Class A	1,650	24,123
First American Corp.	720	15,725
Hanover Insurance Group, Inc.(The)	400	16,168
HCC Insurance Holdings, Inc.	900	21,069
Horace Mann Educators Corp.	300	2,805
Mercury General Corp.	280	10,847
Old Republic International Corp.	1,800	18,576
Protective Life Corp.	550	4,554
Reinsurance Group of America, Inc.	570	20,309
StanCorp Financial Group, Inc.	380	9,812
Unitrin, Inc.	380	4,849
W.R. Berkley Corp.	1,080	28,598

Total Insurance		252,543

Internet & Catalog Retail 0.6%
NetFlix, Inc.*	330	11,926
Priceline.com, Inc.*	320	21,469

Total Internet & Catalog Retail		33,395

Internet Software & Services 0.2%
Digital River, Inc.*	290	7,183
ValueClick, Inc.*	680	4,250

Total Internet Software & Services		11,433

IT Services 2.8%
Acxiom Corp.	530	5,040
Alliance Data Systems Corp.*	500	20,795
Broadridge Financial Solutions, Inc.	1,100	14,839
DST Systems, Inc.*	320	10,167
Gartner, Inc.*	460	6,514
Global Payments, Inc.	630	21,867
Lender Processing Services, Inc.	650	16,848
Mantech International Corp. — Class A*	160	8,581
Metavante Technologies, Inc.*	700	10,157
NeuStar, Inc. — Class A*	620	8,444
SAIC, Inc.*	1,580	31,189

		Market
	Shares	Value

SRA International, Inc. — Class A*	330	$5,389

Total IT Services		159,830

Leisure Equipment & Products 0.1%
Callaway Golf Co.	500	3,805

Total Leisure Equipment & Products		3,805

Life Sciences Tools & Services 1.6%
Affymetrix, Inc.*	550	1,749
Bio-Rad Laboratories, Inc. — Class A*	150	9,531
Charles River Laboratories International, Inc.*	530	12,937
Covance, Inc.*	490	18,914
Pharmaceutical Product Development, Inc.	920	21,979
Techne Corp.	300	17,991
Varian, Inc.*	230	6,403

Total Life Sciences Tools & Services		89,504

Machinery 3.8%
AGCO Corp.*	720	15,322
Bucyrus International, Inc. — Class A	580	8,990
Crane Co.	380	6,620
Donaldson Co., Inc.	600	18,672
Federal Signal Corp.	370	2,497
Graco, Inc.	460	9,784
Harsco Corp.	650	15,418
IDEX Corp.	650	14,696
Joy Global, Inc.	800	16,664
Kennametal, Inc.	570	9,143
Lincoln Electric Holdings, Inc.	330	13,586
Nordson Corp.	270	8,157
Oshkosh Corp.	580	4,188
Pentair, Inc.	770	17,610
SPX Corp.	420	17,686
Terex Corp.*	740	8,762
Timken Co.	660	9,827
Trinity Industries, Inc.	620	7,136
Wabtec Corp.	380	11,373

Total Machinery		216,131

Marine 0.1%
Alexander & Baldwin, Inc.	320	7,053

Total Marine		7,053

Media 0.8%
Belo Corp. — Class A	690	986
DreamWorks Animation SKG, Inc. — Class A*	600	13,170
Harte-Hanks, Inc.	300	1,890
John Wiley & Sons, Inc.- Class A	330	11,692
Lamar Advertising Co. — Class A*	590	5,316
Marvel Entertainment, Inc.*	380	10,454
Scholastic Corp.	210	2,289

Total Media		45,797

Metals & Mining 1.1%
Carpenter Technology Corp.	340	5,610
Cliffs Natural Resources, Inc.	890	20,622
Commercial Metals Co.	890	10,235
Reliance Steel & Aluminum Co.	500	11,065
Steel Dynamics, Inc.	1,260	13,381
Worthington Industries, Inc.	470	4,728

Total Metals & Mining		65,641

Multi-Utilities 2.6%
Alliant Energy Corp.	860	24,794
MDU Resources Group, Inc.	1,430	28,443
NSTAR	830	28,070
OGE Energy Corp.	720	17,769
PNM Resources, Inc.	670	6,727
Puget Energy, Inc.	1,010	29,694

3

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Vectren Corp.	630	$16,248

Total Multi-Utilities		151,745

Multiline Retail 0.6%
99 Cents Only Stores*	370	3,101
Dollar Tree, Inc.*	710	30,324
Saks, Inc.*	1,110	2,797

Total Multiline Retail		36,222

Office Electronics 0.1%
Zebra Technologies Corp. — Class A*	490	8,247

Total Office Electronics		8,247

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	1,120	17,013
Bill Barrett Corp.*	290	6,412
Cimarex Energy Co.	650	16,146
Comstock Resources, Inc.*	360	13,727
Denbury Resources, Inc.*	1,930	23,623
Encore Acquisition Co.*	410	11,144
Forest Oil Corp.*	760	11,400
Frontier Oil Corp.	810	11,567
Mariner Energy, Inc.*	690	6,831
Newfield Exploration Co.*	1,030	19,765
Overseas Shipholding Group, Inc.	200	7,140
Patriot Coal Corp.*	500	2,565
Plains Exploration & Production Co.*	840	17,741
Quicksilver Resources, Inc.*	870	6,029
Southern Union Co.	970	12,503

Total Oil, Gas & Consumable Fuels		183,606

Paper & Forest Products 0.0%(a)
Louisiana-Pacific Corp.	710	1,477

Total Paper & Forest Products		1,477

Personal Products 0.4%
Alberto-Culver Co.	670	16,388
NBTY, Inc.*	430	8,114

Total Personal Products		24,502

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.*	910	20,448
Medicis Pharmaceutical Corp. — Class A	440	6,129
Perrigo Co.	610	17,903
Sepracor, Inc.*	850	12,920
Valeant Pharmaceuticals International*	640	13,888

Total Pharmaceuticals		71,288

Real Estate Investment Trusts (REITs) 4.9%
Alexandria Real Estate Equities, Inc.	250	14,835
AMB Property Corp.	770	12,412
BRE Properties, Inc.	400	10,156
Camden Property Trust	420	11,071
Cousins Properties, Inc.	340	3,267
Duke Realty Corp.	1,150	10,592
Equity One, Inc.	260	3,705
Essex Property Trust, Inc.	210	13,870
Federal Realty Investment Trust	460	23,290
Highwoods Properties, Inc.	500	11,280
Hospitality Properties Trust	730	9,797
Liberty Property Trust	770	15,400
Macerich Co.(The)	590	8,697
Mack-Cali Realty Corp.	510	10,363
Nationwide Health Properties, Inc.	780	19,913
Omega Healthcare Investors, Inc.	640	9,363
Potlatch Corp.	310	7,809
Rayonier, Inc.	620	18,253
Realty Income Corp.	810	15,609
Regency Centers Corp.	550	19,415
SL Green Realty Corp.	450	7,070
UDR, Inc.	1,130	13,255

		Market
	Shares	Value

Weingarten Realty Investors	600	$9,714

Total Real Estate Investment Trusts (REITs)		279,136

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	270	6,375

Total Real Estate Management & Development		6,375

Road & Rail 1.0%
Con-way, Inc.	360	7,931
J.B. Hunt Transport Services, Inc.	640	14,253
Kansas City Southern*	710	12,893
Landstar System, Inc.	410	14,707
Werner Enterprises, Inc.	330	4,950
YRC Worldwide, Inc.*	460	1,325

Total Road & Rail		56,059

Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp.*	3,500	11,690
Cree, Inc.*	690	13,752
Fairchild Semiconductor International, Inc.*	970	4,413
Integrated Device Technology, Inc.*	1,320	7,577
International Rectifier Corp.*	570	7,763
Intersil Corp. — Class A	960	8,938
Lam Research Corp.*	980	19,806
RF Micro Devices, Inc.*	2,050	2,214
Semtech Corp.*	470	5,522
Silicon Laboratories, Inc.*	360	8,291

Total Semiconductors & Semiconductor Equipment		89,966

Software 2.2%
ACI Worldwide, Inc.*	270	4,587
Advent Software, Inc.*	130	2,838
Ansys, Inc.*	700	17,402
Cadence Design Systems, Inc.*	2,030	7,674
Factset Research Systems, Inc.	330	13,134
Fair Isaac Corp.	380	4,826
Jack Henry & Associates, Inc.	660	11,748
Macrovision Solutions Corp.*	650	8,522
Mentor Graphics Corp.*	720	3,355
Parametric Technology Corp.*	910	8,190
Sybase, Inc.*	630	17,205
Synopsys, Inc.*	1,120	20,720
Wind River Systems, Inc.*	530	4,224

Total Software		124,425

Specialty Retail 3.8%
Advance Auto Parts, Inc.	740	24,220
Aeropostale, Inc.*	520	10,977
American Eagle Outfitters, Inc.	1,610	14,506
AnnTaylor Stores Corp.*	450	2,214
Barnes & Noble, Inc.	290	4,762
CarMax, Inc.*	1,720	14,224
Chico’s FAS, Inc.*	1,380	5,465
Coldwater Creek, Inc.*	370	1,043
Collective Brands, Inc.*	500	5,335
Dick’s Sporting Goods, Inc.*	660	7,267
Foot Locker, Inc.	1,210	8,906
Guess?, Inc.	470	7,562
J. Crew Group, Inc.*	400	4,000
O’Reilly Automotive, Inc.*	1,050	30,524
PetSmart, Inc.	990	18,582
Rent-A-Center, Inc.*	520	7,722
Ross Stores, Inc.	1,010	29,714
Urban Outfitters, Inc.*	890	13,866
Williams-Sonoma, Inc.	680	5,386

Total Specialty Retail		216,275

Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.*	730	6,563
Phillips-Van Heusen Corp.	400	7,608

4

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

		Market
	Shares	Value

Timberland Co. — Class A*	360	$3,956
Under Armour, Inc. — Class A*	280	5,180
Warnaco Group, Inc.*	360	8,151

Total Textiles, Apparel & Luxury Goods		31,458

Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	630	5,720
First Niagara Financial Group, Inc.	930	12,146
New York Community Bancorp, Inc.	2,690	35,642
PMI Group, Inc.(The)	540	751
Washington Federal, Inc.	690	8,473

Total Thrifts & Mortgage Finance		62,732

Tobacco 0.1%
Universal Corp.	200	6,116

Total Tobacco		6,116

Trading Companies & Distributors 0.4%
GATX Corp.	380	9,158
MSC Industrial Direct Co. — Class A	350	11,991
United Rentals, Inc.*	470	2,623

Total Trading Companies & Distributors		23,772

Water Utilities 0.4%
Aqua America, Inc.	1,060	21,984

Total Water Utilities		21,984

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	830	25,323

Total Wireless Telecommunication Services		25,323

Total Common Stocks (Cost $4,969,589)		4,797,959

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 3.2%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $183,002 on 02/02/09 collateralized by $150,000 FNMA at 6.250% due 05/15/29 with a value of $187,020	$183,000	$183,000

Total Repurchase Agreements (Cost $183,000)		183,000

Total Investments 86.6% (Cost $5,152,589)		4,980,959

Other Assets in Excess of Liabilities — 13.4%		769,437

Net Assets — 100.0%		$5,750,396

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2009 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $3,033,530)	61	$(125,287)

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston March 2009 S&P MidCap 400 Index Swap, Terminating 03/26/09 (Notional Market Value $1,335,849)**	2,679	$(63,040)

Goldman Sachs February 2009 S&P MidCap 400 Index Swap, Terminating 02/10/09 (Notional Market Value $2,289,225)**	4,591	$(136,640)

(Total Notional Market Value $3,625,074)		$(199,680)

*	Non-Income Producing Security.

**	Total return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

FNMA	Federal National Mortgage Association

REIT	Real Estate Investment Trust

RYDEX INVERSE 2X S&P MIDCAP 400 ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 66.6%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $2,915,036 on 02/02/09 collateralized by $2,590,000 FHLB at 5.375% due 05/15/19 with a value of $2,978,241	$2,915,000	$2,915,000

Total Repurchase Agreements (Cost $2,915,000)		2,915,000

Total Investments 66.6% (Cost $2,915,000)		2,915,000

Other Assets in Excess of Liabilities — 33.4%		1,460,528

Net Assets — 100.0%		$4,375,528

		Unrealized
	Contracts	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT

March 2009 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $5,967,600)	120	$57,719

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 S&P MidCap 400 Index Swap, Terminating 03/26/09 (Notional Market Value $1,156,394)*	2,319	$(82,986)

Goldman Sachs February 2009 S&P MidCap 400 Index Swap, Terminating 02/10/09 (Notional Market Value $1,613,554)*	3,236	110,752

(Total Notional Market Value $2,769,948)		$27,766

*	Total return based on S&P MidCap 400 Index +/- financing at a variable rate.

FHLB Federal Home Loan Bank

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 85.1%

Aerospace & Defense 1.9%
AAR Corp.*	740	$13,424
Aerovironment, Inc.*	190	7,041
American Science & Engineering, Inc.	170	13,260
Applied Signal Technology, Inc.	240	4,210
Argon ST, Inc.*	250	4,785
Ascent Solar Technologies, Inc.*	140	461
Axsys Technologies, Inc.*	170	7,259
Ceradyne, Inc.*	500	11,410
Cubic Corp.	300	8,148
Curtiss-Wright Corp.	850	27,455
Ducommun, Inc.	200	3,788
DynCorp International, Inc.-Class A*	470	7,069
Esterline Technologies Corp.*	560	20,210
GenCorp, Inc.*	1,080	3,132
HEICO Corp.	420	16,603
Herley Industries, Inc.*	260	2,896
Hexcel Corp.*	1,820	15,088
Ladish Co., Inc.*	300	3,411
LMI Aerospace, Inc.*	170	1,919
Moog, Inc.-Class A*	810	24,267
Orbital Sciences Corp.*	1,110	18,615
Stanley, Inc.*	170	5,144
Taser International, Inc.*	1,190	6,033
Teledyne Technologies, Inc.*	670	18,673
TransDigm Group, Inc.*	630	21,470
Triumph Group, Inc.	310	14,037

Total Aerospace & Defense		279,808

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	250	3,627
Dynamex, Inc.*	170	1,884
Forward Air Corp.	550	11,143
HUB Group, Inc. — Class A*	700	15,890
Pacer International, Inc.	660	5,676
Park-Ohio Holdings Corp.*	160	589

Total Air Freight & Logistics		38,809

Airlines 0.8%
Airtran Holdings, Inc.*	2,220	9,102
Alaska Air Group, Inc.*	680	17,925
Allegiant Travel Co.*	260	9,298
Hawaiian Holdings, Inc.*	820	3,337
JetBlue Airways Corp.*	3,290	18,523
Republic Airways Holdings, Inc.*	660	5,405
SkyWest, Inc.	1,110	17,371
UAL Corp.	2,390	22,562
US Airways Group, Inc.*	2,170	12,304

Total Airlines		115,827

Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.	880	959
Amerigon, Inc.*	420	1,441
ArvinMeritor, Inc.	1,400	2,450
Cooper Tire & Rubber Co.	1,120	5,230
Dana Holding Corp.*	1,880	1,372
Dorman Products, Inc.*	210	2,098
Drew Industries, Inc.*	370	3,189
Exide Technologies*	1,430	5,191
Fuel Systems Solutions, Inc.*	230	6,012
Hayes Lemmerz International, Inc.*	1,920	173
Lear Corp.*	1,220	1,110
Modine Manufacturing Co.	610	1,671
Quantum Fuel Systems Technologies Worldwide, Inc.*	1,570	1,350

		Market
	Shares	Value

Raser Technologies, Inc.*	900	$3,519
Spartan Motors, Inc.	620	2,691
Stoneridge, Inc.*	280	549
Superior Industries International, Inc.	440	4,519
Tenneco, Inc.*	890	1,638
Visteon Corp.*	2,490	349
Wonder Auto Technolgy, Inc.*	280	591

Total Auto Components		46,102

Automobiles 0.0%(a)
Winnebago Industries, Inc.	550	3,042

Total Automobiles		3,042

Beverages 0.1%
Boston Beer Co., Inc. — Class A*	160	4,038
Coca-Cola Bottling Co. Consolidated	80	3,596
National Beverage Corp.*	200	1,742

Total Beverages		9,376

Biotechnology 4.4%
Acadia Pharmaceuticals, Inc.*	630	636
Acorda Therapeutics, Inc.*	700	17,171
Affymax, Inc.*	200	2,600
Alexion Pharmaceuticals, Inc.*	1,460	53,830
Alkermes, Inc.*	1,820	20,875
Allos Therapeutics, Inc.*	1,010	7,908
Alnylam Pharmaceuticals, Inc.*	680	14,341
Amicus Therapeutics, Inc.*	90	782
Arena Pharmaceuticals, Inc.*	1,400	5,796
Ariad Pharmaceuticals, Inc.*	1,320	2,204
ArQule, Inc.*	770	3,042
Array BioPharma, Inc.*	900	3,600
Celera Corp.*	1,520	12,829
Cell Genesys, Inc.*	1,630	391
Celldex Therapeutics Inc*	280	2,080
Cepheid, Inc.*	1,080	8,035
Cougar Biotechnology, Inc.*	280	8,170
Cubist Pharmaceuticals, Inc.*	1,070	22,909
CV Therapeutics, Inc.*	1,150	17,998
Cytokinetics, Inc.*	660	1,399
Cytori Therapeutics, Inc.*	410	2,017
Dendreon Corp.*	1,770	5,965
Dyax Corp.*	1,060	3,562
Emergent Biosolutions, Inc.*	260	5,702
Enzon Pharmaceuticals, Inc.*	850	5,534
Facet Biotech Corp.*	450	2,736
Genomic Health, Inc.*	260	5,564
Geron Corp.*	1,480	11,603
GTx, Inc.*	350	3,864
Halozyme Therapeutics, Inc.*	1,160	6,693
Human Genome Sciences, Inc.*	2,570	4,652
Idenix Pharmaceuticals, Inc.*	480	2,789
Idera Pharmaceuticals, Inc.*	390	2,730
Immunogen, Inc.*	960	4,003
Immunomedics, Inc.*	1,240	1,500
Incyte Corp.*	1,450	4,249
Indevus Pharmaceuticals, Inc.*	1,470	7,820
InterMune, Inc.*	600	6,864
Isis Pharmaceuticals, Inc.*	1,720	24,304
Lexicon Pharmaceuticals, Inc.*	1,530	1,821
Ligand Pharmaceuticals, Inc.-Class B*	1,600	3,392
MannKind Corp.*	980	3,479
Marshall Edwards, Inc.*	390	183
Martek Biosciences Corp.	620	16,399
Maxygen, Inc.*	480	4,109
Medarex, Inc.*	2,430	14,507
Metabolix, Inc.*	360	3,038
Molecular Insight Pharmaceuticals, Inc.*	340	904
Momenta Pharmaceuticals, Inc.*	500	5,415

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Myriad Genetics, Inc.*	850	$63,384
Nabi Biopharmaceuticals*	990	4,089
Nanosphere, Inc.*	250	1,138
Neurocrine Biosciences, Inc.*	730	2,424
Novavax, Inc.*	1,100	1,749
NPS Pharmaceuticals, Inc.*	900	5,616
Onyx Pharmaceuticals, Inc.*	1,060	32,256
Opko Health, Inc.*	910	1,192
Orexigen Therapeutics, Inc.*	380	1,524
OSI Pharmaceuticals, Inc.*	1,090	38,804
Osiris Therapeutics, Inc.*	280	5,614
PDL BioPharma, Inc.	2,270	14,573
Pharmasset, Inc.*	320	3,648
Progenics Pharmaceuticals, Inc.*	510	3,718
Protalix BioTherapeutics, Inc.*	200	470
Regeneron Pharmaceuticals, Inc.*	1,180	20,626
Repligen Corp.*	590	2,413
Rexahn Pharmaceuticals, Inc.*	560	364
Rigel Pharmaceuticals, Inc.*	690	4,823
Sangamo Biosciences, Inc.*	700	2,905
Savient Pharmaceuticals, Inc.*	1,030	5,706
Seattle Genetics, Inc.*	1,150	11,604
Synta Pharmaceuticals Corp.*	320	2,816
Targacept, Inc.*	340	707
Theravance, Inc.*	980	12,916
United Therapeutics Corp.*	430	29,219
XOMA, Ltd.*	2,510	1,657
Zymogenetics, Inc.*	710	3,018

Total Biotechnology		650,967

Building Products 0.5%
AAON, Inc.	250	4,530
American Woodmark Corp.	200	3,010
Ameron International Corp.	170	8,474
Apogee Enterprises, Inc.	550	5,638
Builders FirstSource, Inc.*	300	369
China Architectural Engineering, Inc.*	350	476
Gibraltar Industries, Inc.	510	5,217
Griffon Corp.*	830	8,259
Insteel Industries, Inc.	330	2,541
NCI Building Systems, Inc.*	380	4,404
Quanex Building Products Corp.	710	6,028
Simpson Manufacturing Co., Inc.	710	14,250
Trex Co., Inc.*	290	4,289
Universal Forest Products, Inc.	320	6,720

Total Building Products		74,205

Capital Markets 1.6%
Apollo Investment Corp.	2,700	17,685
Ares Capital Corp.	1,850	8,713
BGC Partners, Inc.-Class A	640	1,542
BlackRock Kelso Capital Corp.	250	2,120
Broadpoint Securities Group, Inc.*	480	1,080
Calamos Asset Management, Inc.-Class A	380	2,265
Capital Southwest Corp.	60	5,500
Cohen & Steers, Inc.	320	3,456
Diamond Hill Investment Group, Inc.*	40	2,056
Epoch Holding Corp.	210	1,287
Evercore Partners, Inc. — Class A	190	2,134
FBR Capital Markets Corp.*	490	1,686
FCStone Group, Inc.*	430	1,655
GAMCO Investors, Inc.-Class A	140	4,374
GFI Group, Inc.	1,260	3,956
Gladstone Capital Corp.	400	3,516
Gladstone Invt Corp.	420	2,142
Greenhill & Co., Inc.	330	21,456
Harris & Harris Group, Inc.*	490	1,720
Hercules Technology Growth Capital, Inc.	620	4,049

		Market
	Shares	Value

International Assets Holding Corp.*	80	$540
Kayne Anderson Energy Development Co.	190	2,303
KBW, Inc.*	500	9,390
Knight Capital Group, Inc.-Class A*	1,790	32,274
Kohlberg Capital Corp.	330	1,066
LaBranche & Co., Inc.*	970	6,654
Ladenburg Thalmann Financial Services, Inc.*	2,040	1,387
MCG Capital Corp.	1,440	979
MVC Capital, Inc.	460	4,692
NGP Capital Resources Co.	410	3,460
optionsXpress Holdings, Inc.	800	8,712
Patriot Capital Funding, Inc.	391	1,094
PennantPark Investment Corp.	400	1,252
Penson Worldwide, Inc.*	320	1,914
Piper Jaffray Cos., Inc.*	360	10,336
Prospect Capital Corp.	561	6,074
Pzena Investment Management, Inc.-Class A	120	317
Riskmetrics Group, Inc.*	410	5,273
Sanders Morris Harris Group, Inc.	370	1,539
Stifel Financial Corp.*	490	17,169
SWS Group, Inc.	460	6,739
thinkorswim Group, Inc.*	990	7,445
Thomas Weisel Partners Group, Inc.*	370	1,143
TradeStation Group, Inc.*	610	3,361
U.S. Global Investors, Inc. — Class A	240	1,198
Virtus Investment Partners, Inc.*	110	667
Westwood Holdings Group, Inc.	100	2,776

Total Capital Markets		232,146

Chemicals 1.4%
A. Schulman, Inc.	520	7,878
American Vanguard Corp.	360	5,116
Arch Chemicals, Inc.	470	10,533
Balchem Corp.	340	7,592
Calgon Carbon Corp.*	1,030	12,947
Ferro Corp.	830	3,287
Flotek Industries, Inc.*	430	1,243
GenTek, Inc.*	170	2,320
H.B. Fuller Co.	920	12,852
ICO, Inc.*	530	1,404
Innophos Holdings, Inc.	200	3,026
Innospec, Inc.	440	2,143
Koppers Holdings, Inc.	400	6,480
Landec Corp.*	440	2,420
LSB Industries, Inc.*	330	2,435
Minerals Technologies, Inc.	360	13,611
NewMarket Corp.	260	8,190
NL Industries, Inc.	130	1,503
Olin Corp.	1,420	19,951
OM Group, Inc.*	580	11,240
Penford Corp.	210	1,819
PolyOne Corp.*	1,770	3,628
Quaker Chemical Corp.	210	2,396
Rockwood Holdings, Inc.*	790	5,933
Sensient Technologies Corp.	910	19,565
ShengdaTech, Inc.*	570	1,693
Solutia, Inc.*	1,860	7,273
Spartech Corp.	580	1,839
Stepan Co.	120	4,403
Westlake Chemical Corp.	360	4,921
WR Grace & Co.*	1,370	7,905
Zep, Inc.	400	4,396
Zoltek Cos., Inc.*	520	3,682

Total Chemicals		205,624

2

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Commercial Banks 5.7%
1st Source Corp.	280	$4,984
AMCORE Financial, Inc.	380	528
Ameris Bancorp	260	1,992
Ames Natl Corp.	120	2,746
Arrow Financial Corp.	170	4,002
Bancfirst Corp.	140	4,987
Banco Latinoamericano de Exportaciones, S.A. — Class E	520	5,455
BancTrust Financial Group, Inc.	330	2,927
Bank of the Ozarks, Inc.	240	5,446
Banner Corp.	280	882
Boston Private Financial Holdings, Inc.	1,040	4,898
Bryn Mawr Bank Corp.	130	2,415
Camden National Corp.	150	3,495
Capital City Bank Group, Inc.	220	3,524
Capitol Bancorp, Ltd.	270	1,623
Cardinal Financial Corp.	460	2,553
Cascade Bancorp	420	983
Cathay General Bancorp	940	11,938
Centerstate Banks of Florida, Inc.	180	2,455
Central Pacific Financial Corp.	550	3,702
Chemical Financial Corp.	450	10,260
Citizens + Northn Corp.	170	2,922
Citizens Republic Bancorp, Inc.*	2,400	2,760
City Bank	260	819
City Holding Co.	310	7,970
CoBiz Financial, Inc.	360	1,710
Colonial BancGroup, Inc.	3,840	3,034
Columbia Banking System, Inc.	340	3,026
Community Bank System, Inc.	620	11,129
Community Trust Bancorp, Inc.	280	7,832
CVB Financial Corp.	1,260	11,327
East West Bancorp, Inc.	1,210	11,483
Enterprise Financial Services Corp.	210	2,205
F.N.B. Corp.	1,630	12,893
Farmers Capital Bank Corp.	120	2,218
Financial Institutions, Inc.	210	1,756
First Bancorp Inc/ME	160	2,549
First BanCorp.	1,350	9,598
First Bancorp.	270	3,885
First Busey Corp.	480	4,200
First Commonwealth Financial Corp.	1,620	15,536
First Community Bancshares, Inc.	170	2,926
First Financial Bancorp	710	5,765
First Financial Bankshares, Inc.	400	17,756
First Financial Corp.	210	6,961
First Merchants Corp.	420	6,586
First Midwest Bancorp, Inc.	920	9,200
First South Bancorp, Inc.	150	1,232
FirstMerit Corp.	1,540	24,902
Frontier Financial Corp.	890	1,575
Glacier Bancorp, Inc.	1,150	17,652
Greene Bankshares, Inc.	250	2,473
Guaranty Bancorp*	1,000	1,520
Hancock Holding Co.	490	13,411
Hanmi Financial Corp.	710	1,356
Harleysville National Corp.	810	7,541
Heartland Financial USA, Inc.	250	3,443
Heritage Commerce Corp.	200	1,442
Home Bancshares, Inc.	250	5,148
IBERIABANK Corp.	300	12,717
Independent Bank Corp.	310	5,747
Integra Bank Corp.	390	628
International Bancshares Corp.	970	17,673
Investors Bancorp, Inc.*	840	8,971
Lakeland Bancorp, Inc.	380	2,968

		Market
	Shares	Value

Lakeland Financial Corp.	230	$4,738
MainSource Financial Group, Inc.	380	3,713
MB Financial, Inc.	660	10,784
Midwest Banc Holdings, Inc.	420	491
Nara Bancorp, Inc.	430	2,541
National Penn Bancshares, Inc.	1,510	14,617
NBT Bancorp, Inc.	610	13,932
Northfield Bancorp, Inc.	370	3,678
Old National Bancorp	1,260	16,040
Old Second Bancorp, Inc.	260	2,324
Oriental Financial Group	460	2,323
Pacific Capital Bancorp	880	9,337
Pacific Continental Corp.	200	2,524
PacWest Bancorp	460	7,779
Park National Corp.	210	11,392
Peapack Gladstone Financial Corp.	160	3,520
Pennsylvania Commerce Bancorp, Inc.*	100	2,050
Peoples Bancorp, Inc.	200	2,014
Pinnacle Financial Partners, Inc.*	430	10,161
Premierwest Bancorp	370	1,476
PrivateBancorp, Inc.	410	5,978
Prosperity Bancshares, Inc.	750	20,287
Provident Bankshares Corp.	630	4,045
Renasant Corp.	400	4,844
Republic Bancorp, Inc.-Class A	180	3,240
S&T Bancorp, Inc.	450	11,443
S.Y. Bancorp, Inc.	250	5,695
Sandy Spring Bancorp, Inc.	310	4,377
Santander BanCorp	80	666
SCBT Financial Corp.	210	5,641
Seacoast Banking Corp. of Florida	280	1,285
Shore Bancshares, Inc.	160	2,755
Sierra Bancorp	140	1,715
Signature Bank*	670	17,212
Simmons First National Corp.-Class A	260	6,406
Smithtown Bancorp, Inc.	190	2,618
South Financial Group, Inc.	1,380	2,594
Southside Bancshares, Inc.	230	4,375
Southwest Bancorp, Inc.	280	2,934
State Bancorp Inc/NY	270	1,620
StellarOne Corp.	430	5,607
Sterling Bancorp	340	3,747
Sterling Bancshares, Inc.	1,390	7,728
Sterling Financial Corp.	990	1,832
Suffolk Bancorp	180	5,492
Sun Bancorp, Inc.*	280	1,585
Susquehanna Bancshares, Inc.	1,630	17,930
SVB Financial Group*	570	11,839
Texas Capital Bancshares, Inc.*	530	5,984
Tompkins Financial Corp.	110	5,516
TowneBank/Portsmouth VA	390	8,128
Trico Bancshares	260	5,236
Trustmark Corp.	940	19,082
UCBH Holdings, Inc.	2,100	4,893
UMB Financial Corp.	590	22,857
Umpqua Holdings Corp.	1,140	11,172
Union Bankshares Corp.	260	4,064
United Bankshares, Inc.	720	15,113
United Community Banks, Inc.	780	4,017
United Security Bancshares Co.	160	1,317
Univest Corp. of Pennsylvania	240	5,496
W Holding Co, Inc.	40	448
Washington Trust Bancorp, Inc.	260	4,254
WesBanco, Inc.	500	10,330
West Bancorporation, Inc.	330	2,673
West Coast Bancorp	300	891
Westamerica Bancorp	550	23,501

3

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Western Alliance Bancorp*	410	$3,120
Wilshire Bancorp, Inc.	370	2,538
Wintrust Financial Corp.	450	6,016
Yadkin Valley Financial Corp.	220	2,022

Total Commercial Banks		839,832

Commercial Services & Supplies 3.7%
ABM Industries, Inc.	830	12,325
ACCO Brands Corp.*	1,030	1,978
Administaff, Inc.	410	8,647
Advisory Board Co.(The)*	300	5,250
American Ecology Corp.	310	6,185
American Reprographics Co.*	690	4,195
AMREP Corp.*	30	833
ATC Technology Corp.*	400	5,220
Bowne & Co., Inc.	520	1,457
Casella Waste Systems, Inc. — Class A*	430	1,187
CBIZ, Inc.*	850	6,911
CDI Corp.	240	2,573
Cenveo, Inc.*	910	3,595
Clean Harbors, Inc.*	380	20,334
Comfort Systems USA, Inc.	760	7,775
COMSYS IT Partners, Inc.*	280	560
Consolidated Graphics, Inc.*	190	3,061
Cornell Cos., Inc.*	210	3,205
CoStar Group, Inc.*	370	10,959
Courier Corp.	200	3,142
CRA International, Inc.*	210	4,412
Deluxe Corp.	980	11,299
Duff & Phelps Corp.-Class A*	200	2,858
EnergySolutions, Inc.	630	2,829
EnerNOC, Inc.*	180	1,879
Ennis, Inc.	490	5,483
Exponent, Inc.*	260	6,375
First Advantage Corp.-Class A*	200	2,548
Fuel Tech, Inc.*	360	3,604
G&K Services, Inc.-Class A	380	7,011
Geo Group, Inc.(The)*	970	14,356
GeoEye, Inc.*	340	5,865
Healthcare Services Group, Inc.	820	12,562
Heidrick & Struggles International, Inc.	330	5,016
Herman Miller, Inc.	1,070	11,759
Hill International, Inc.*	450	2,475
HNI Corp.	840	11,096
Hudson Highland Group, Inc.*	480	1,181
Huron Consulting Group, Inc.*	390	19,492
ICF International, Inc.*	130	3,085
ICT Group, Inc.*	170	660
Innerworkings, Inc.*	600	1,986
Interface, Inc.-Class A	1,010	4,121
Kelly Services, Inc. — Class A	500	4,530
Kforce, Inc.*	580	3,625
Kimball International, Inc.-Class B	610	4,203
Knoll, Inc.	920	6,274
Korn/Ferry International*	880	8,272
LECG Corp.*	490	1,602
M&F Worldwide Corp.*	220	2,332
McGrath RentCorp	450	9,436
Metalico, Inc.*	460	1,127
Mine Safety Appliances Co.	590	11,576
Mobile Mini, Inc.*	660	8,342
MPS Group, Inc.*	1,790	10,829
Multi-Color Corp.	200	2,200
Navigant Consulting, Inc.*	920	13,184
Odyssey Marine Exploration, Inc.*	1,000	3,950
On Assignment, Inc.*	670	3,102
PRG-Schultz International, Inc.*	280	876
Protection One, Inc.*	120	342

		Market
	Shares	Value

Resources Connection, Inc.*	860	$12,444
Rollins, Inc.	790	12,324
Schawk, Inc.	290	2,361
School Specialty, Inc.*	360	5,940
Spherion Corp.*	980	1,401
Standard Parking Corp.*	150	2,871
Standard Register Co.(The)	280	2,036
SYKES Enterprises, Inc.*	630	10,527
Team, Inc.*	350	6,912
Tetra Tech, Inc.*	1,120	26,018
TrueBlue, Inc.*	840	7,140
United Stationers, Inc.*	440	12,324
Viad Corp.	390	8,670
Volt Information Sciences, Inc.*	240	1,279
VSE Corp.	80	2,301
Waste Connections, Inc.*	1,510	43,820
Waste Services, Inc.*	450	2,282
Watson Wyatt Worldwide, Inc.-Class A	810	37,665

Total Commercial Services & Supplies		545,461

Communications Equipment 2.3%
3Com Corp.*	7,660	17,848
Acme Packet, Inc.*	470	2,068
Adtran, Inc.	1,070	16,210
Airvana, Inc.*	460	2,341
Anaren, Inc.*	280	3,310
Arris Group, Inc.*	2,330	16,590
Aruba Networks, Inc.*	990	2,643
Avanex Corp.*	260	489
Avocent Corp.*	850	12,197
Bel Fuse, Inc.-Class B	230	3,505
BigBand Networks, Inc.*	620	3,131
Black Box Corp.	330	7,204
Blue Coat Systems, Inc.*	630	6,042
Bookham, Inc.*	1,920	710
Cogo Group, Inc.*	450	3,006
Comtech Telecommunications Corp.*	460	17,848
DG FastChannel, Inc.*	340	4,927
Digi International, Inc.*	490	3,724
EMS Technologies, Inc.*	300	7,200
Emulex Corp.*	1,600	9,136
Extreme Networks*	1,680	2,974
Finisar Corp.*	7,500	3,825
Globecomm Systems, Inc.*	380	1,949
Harmonic, Inc.*	1,790	9,218
Harris Stratex Networks, Inc.-Class A*	480	3,312
Hughes Communications, Inc.*	140	1,690
Infinera Corp.*	1,760	12,074
InterDigital, Inc.*	860	27,804
Ixia*	810	4,309
Loral Space & Communications, Ltd.*	220	2,906
MRV Communications, Inc.*	2,990	1,525
NETGEAR, Inc.*	670	7,450
Neutral Tandem, Inc.*	320	5,069
Nextwave Wireless, Inc.*	920	193
Oplink Communications, Inc.*	390	2,757
Opnext, Inc.*	360	857
Orbcomm, Inc.*	600	984
Parkervision, Inc.*	440	788
PC-Tel, Inc.	360	2,326
Plantronics, Inc.	930	9,439
Polycom, Inc.*	1,660	23,323
Powerwave Technologies, Inc.*	2,500	1,125
Riverbed Technology, Inc.*	1,070	10,860
SeaChange International, Inc.*	590	3,493
ShoreTel, Inc.*	820	3,264
Sonus Networks, Inc.*	3,880	5,122
Starent Networks Corp.*	570	8,379

4

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Sycamore Networks, Inc.*	3,630	$8,530
Symmetricom, Inc.*	870	3,228
Tekelec*	1,240	15,401
Utstarcom, Inc.*	2,100	3,087
ViaSat, Inc.*	480	10,637

Total Communications Equipment		338,027

Computers & Peripherals 0.8%
3PAR, Inc.*	520	4,415
Adaptec, Inc.*	2,300	6,417
Avid Technology, Inc.*	570	5,706
Compellent Technologies, Inc.*	270	3,267
Cray, Inc.*	630	1,210
Data Domain, Inc.*	630	8,203
Electronics for Imaging, Inc.*	1,010	8,979
Hutchinson Technology, Inc.*	450	1,426
Hypercom Corp.*	1,010	1,535
Imation Corp.	570	5,552
Immersion Corp.*	530	2,751
Intermec, Inc.*	1,170	14,531
Intevac, Inc.*	410	1,796
Isilon Systems, Inc.*	470	1,302
Netezza Corp.*	750	4,552
Novatel Wireless, Inc.*	600	3,324
Palm, Inc.*	2,040	15,647
Presstek, Inc.*	520	1,123
Quantum Corp.*	3,910	1,994
Rackable Systems, Inc.*	560	2,201
Rimage Corp.*	180	2,360
STEC, Inc.*	580	2,598
Stratasys, Inc.*	390	4,177
Super Micro Computer, Inc.*	450	2,371
Synaptics, Inc.*	650	15,320

Total Computers & Peripherals		122,757

Construction & Engineering 0.9%
Dycom Industries, Inc.*	760	5,176
EMCOR Group, Inc.*	1,290	26,561
Furmanite Corp.*	690	2,567
Granite Construction, Inc.	630	22,189
Great Lakes Dredge & Dock Corp.	760	2,538
Insituform Technologies, Inc. — Class A*	530	9,943
Integrated Electrical Services, Inc.*	150	1,240
Layne Christensen Co.*	360	5,681
MasTec, Inc.*	820	8,717
Michael Baker Corp.*	140	4,894
Northwest Pipe Co.*	170	5,994
Orion Marine Group, Inc.*	410	4,059
Perini Corp.*	960	20,016
Pike Electric Corp.*	320	3,600
Sterling Construction Co, Inc.*	220	3,942

Total Construction & Engineering		127,117

Construction Materials 0.1%
Headwaters, Inc.*	800	3,624
Texas Industries, Inc.	440	9,992
U.S. Concrete, Inc.*	700	1,946
United States Lime & Minerals, Inc.*	30	632

Total Construction Materials		16,194

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	800	1,128
Advanta Corp. — Class B	730	569
Cardtronics, Inc.*	240	204
Cash America International, Inc.	550	10,054
CompuCredit Corp.*	310	992
Credit Acceptance Corp.*	110	1,985
Dollar Financial Corp.*	460	3,611

		Market
	Shares	Value

Ezcorp, Inc.-Class A*	730	$9,906
First Cash Financial Services, Inc.*	380	6,392
First Marblehead Corp (The)*	1,310	1,507
Nelnet, Inc. — Class A	330	4,561
World Acceptance Corp.*	310	5,936

Total Consumer Finance		46,845

Containers & Packaging 0.4%
AEP Industries, Inc.*	100	1,434
Boise, Inc.*	680	340
Bway Holding Co.*	140	1,184
Graphic Packaging Holding Co.*	2,750	2,393
Myers Industries, Inc.	540	3,386
Rock-Tenn Co. — Class A	720	22,442
Silgan Holdings, Inc.	480	22,003

Total Containers & Packaging		53,182

Distributors 0.0%(a)
Aristotle Corp (The)*	20	71
Audiovox Corp. — Class A*	330	1,488
Core-Mark Holding Co., Inc.*	180	3,301

Total Distributors		4,860

Diversified Consumer Services 1.0%
American Public Education, Inc.*	210	8,224
Capella Education Co.*	270	14,939
Coinstar, Inc.*	530	12,179
Corinthian Colleges, Inc.*	1,620	30,262
Grand Canyon Education, Inc.*	200	3,466
Jackson Hewitt Tax Service, Inc.	540	7,150
K12, Inc.*	120	1,916
Learning Tree International, Inc.*	170	1,493
Lincoln Educational Services Corp.*	80	1,170
Matthews International Corp. — Class A	590	22,975
Pre-Paid Legal Services, Inc.*	150	5,043
Princeton Review, Inc.*	250	1,227
Regis Corp.	820	9,225
Sotheby’s	1,280	11,123
Steiner Leisure, Ltd.*	310	7,728
Stewart Enterprises, Inc.-Class A	1,590	5,438
Universal Technical Institute, Inc.*	410	7,187

Total Diversified Consumer Services		150,745

Diversified Financial Services 0.5%
Ampal-American Israel Corp-Class A*	370	407
Asset Acceptance Capital Corp.*	280	1,173
Compass Diversified Holdings	450	4,864
Encore Capital Group, Inc.*	260	1,368
Fifth Street Finance Corp.	190	1,207
Financial Federal Corp.	480	10,426
Interactive Brokers Group, Inc.-Class A*	770	11,758
Life Partners Holdings, Inc.	110	4,180
MarketAxess Holdings, Inc.*	590	4,555
Medallion Financial Corp.	280	1,893
NewStar Financial, Inc.*	450	1,332
PHH Corp.*	1,030	11,381
Pico Holdings, Inc.*	310	7,880
Portfolio Recovery Associates, Inc.*	290	6,841
Primus Guaranty, Ltd.*	440	669
Resource America, Inc.-Class A	190	775

Total Diversified Financial Services		70,709

Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc.	820	6,847
Atlantic Tele-Network, Inc.	180	3,870
Cbeyond, Inc.*	460	7,240
Cincinnati Bell, Inc.*	4,380	6,088
Cogent Communications Group, Inc.*	850	5,653

5

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Consolidated Communications Holdings, Inc.	440	$4,954
Fairpoint Communications, Inc.	1,690	4,614
General Communication, Inc. — Class A*	860	5,650
Global Crossing Ltd.*	500	3,070
Globalstar, Inc.*	850	204
Hungarian Telephone & Cable Corp.*	90	653
Ibasis, Inc.*	570	524
IDT Corp.-Class B*	1,030	361
Iowa Telecommunications Services, Inc.	610	7,838
NTELOS Holdings Corp.	570	12,335
PAETEC Holding Corp.*	2,350	3,173
Premiere Global Services, Inc.*	1,180	11,434
Shenandoah Telecom Co.	450	10,971
tw telecom inc*	2,800	21,420
Vonage Holdings Corp.*	980	549

Total Diversified Telecommunication Services		117,448

Electric Utilities 1.8%
Allete, Inc.	500	15,550
Central Vermont Public Service Corp.	220	4,972
Cleco Corp.	1,140	26,049
El Paso Electric Co.*	850	14,059
Empire District Electric Co.(The)	640	11,366
IDACORP, Inc.	860	25,035
ITC Holdings Corp.	940	39,461
MGE Energy, Inc.	420	13,461
NorthWestern Corp.	680	16,463
Portland General Electric Co.	1,190	23,146
UIL Holdings Corp.	480	12,686
Unisource Energy Corp.	650	18,356
Westar Energy, Inc.	1,990	39,959

Total Electric Utilities		260,563

Electrical Equipment 1.7%
Acuity Brands, Inc.	770	20,690
Advanced Battery Technologies, Inc.*	840	2,150
Akeena Solar, Inc.*	400	740
American Superconductor Corp.*	800	12,944
AO Smith Corp.	380	10,442
AZZ, Inc.*	230	5,152
Baldor Electric Co.	880	12,329
Beacon Power Corp.*	1,840	791
Belden, Inc.	880	11,493
Brady Corp.-Class A	950	19,874
Capstone Turbine Corp.*	3,300	2,871
China BAK Battery, Inc.*	620	887
Coleman Cable, Inc.*	150	525
Encore Wire Corp.	350	5,779
Ener1, Inc.*	770	3,457
Energy Conversion Devices, Inc.*	860	21,646
EnerSys*	520	4,737
Evergreen Solar, Inc.*	2,730	6,033
Franklin Electric Co., Inc.	430	11,176
FuelCell Energy, Inc.*	1,300	5,018
Fushi Copperweld, Inc.*	270	1,266
GrafTech International, Ltd.*	2,270	18,183
GT Solar International, Inc.*	580	2,105
Harbin Electric, Inc.*	140	896
II-VI, Inc.*	460	8,662
LaBarge, Inc.*	230	2,546
LSI Industries, Inc.	360	1,638
Medis Technologies, Ltd.*	590	295
Microvision, Inc.*	1,290	2,064
Orion Energy Systems, Inc.*	170	757
Plug Power, Inc.*	1,520	1,368
Polypore International, Inc.*	300	2,076
Powell Industries, Inc.*	140	3,343

		Market
	Shares	Value

Power-One, Inc.*	1,420	$1,448
PowerSecure International, Inc.*	320	1,258
Preformed Line Products Co.	50	1,468
Regal-Beloit Corp.	610	20,716
Ultralife Corp.*	240	1,922
Valence Technology, Inc.*	1,020	1,775
Vicor Corp.	370	1,746
Woodward Governor Co.	1,120	23,039

Total Electrical Equipment		257,305

Electronic Equipment & Instruments 1.6%
Agilysys, Inc.	430	1,535
Anixter International, Inc.*	570	15,379
Benchmark Electronics, Inc.*	1,280	15,027
Brightpoint, Inc.*	950	4,446
Checkpoint Systems, Inc.*	750	6,712
China Security & Surveillance Technology, Inc.*	540	2,970
Cogent, Inc.*	780	9,079
Cognex Corp.	750	9,795
Coherent, Inc.*	450	8,140
Comverge, Inc.*	410	1,882
CPI International, Inc.*	180	1,381
CTS Corp.	640	3,290
Daktronics, Inc.	620	5,351
DTS, Inc.*	340	4,624
Echelon Corp.*	560	4,144
Electro Rent Corp.	410	4,346
Electro Scientific Industries, Inc.*	520	3,286
Elixir Gaming Technologies, Inc.*	1,290	168
FARO Technologies, Inc.*	320	4,806
Gerber Scientific, Inc.*	450	1,413
ICx Technologies, Inc.*	260	1,492
Insight Enterprises, Inc.*	890	4,610
IPG Photonics Corp.*	370	3,556
L-1 Identity Solutions, Inc.*	1,370	9,932
Littelfuse, Inc.*	410	6,273
Maxwell Technologies, Inc.*	350	1,638
Measurement Specialties, Inc.*	270	1,372
Mercury Computer Systems, Inc.*	430	2,567
Methode Electronics, Inc.	720	3,326
MTS Systems Corp.	330	8,643
Multi-Fineline Electronix, Inc.*	160	2,965
Newport Corp.*	680	3,638
OSI Systems, Inc.*	300	4,389
Park Electrochemical Corp.	390	6,844
PC Connection, Inc.*	180	880
PC Mall, Inc.*	210	834
Plexus Corp.*	760	10,990
Radisys Corp.*	430	2,034
Rofin-Sinar Technologies, Inc.*	560	9,458
Rogers Corp.*	340	8,330
Sanmina-SCI Corp.*	10,090	3,330
Scansource, Inc.*	500	9,360
Smart Modular Technologies WWH, Inc.*	840	966
SYNNEX Corp.*	330	5,066
Technitrol, Inc.	780	1,716
TTM Technologies, Inc.*	810	4,884
Universal Display Corp.*	550	4,197
Zygo Corp.*	290	1,659

Total Electronic Equipment & Instruments		232,723

Energy Equipment & Services 1.0%
Allis-Chalmers Energy, Inc.*	530	1,908
Basic Energy Services, Inc.*	780	7,488
Bolt Technology Corp.*	160	1,240
Bristow Group, Inc.*	460	11,127
Bronco Drilling Co., Inc.*	500	2,640

6

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Cal Dive International, Inc.*	840	$5,326
CARBO Ceramics, Inc.	390	14,020
Complete Production Services, Inc.*	910	5,833
Dawson Geophysical Co.*	150	2,389
Dril-Quip, Inc.*	590	14,455
ENGlobal Corp.*	510	1,581
Geokinetics, Inc.*	90	296
Gulf Island Fabrication, Inc.	230	2,896
Gulfmark Offshore, Inc.*	430	10,294
Hornbeck Offshore Services, Inc.*	440	7,806
ION Geophysical Corp.*	1,700	2,550
Lufkin Industries, Inc.	280	9,786
Matrix Service Co.*	490	2,592
Mitcham Industries, Inc.*	190	688
NATCO Group, Inc.-Class A*	380	6,509
Natural Gas Services Group, Inc.*	230	1,967
Newpark Resources, Inc.*	1,710	7,199
OYO Geospace Corp.*	80	1,196
Parker Drilling Co.*	2,150	4,558
PHI, Inc.*	260	3,125
Pioneer Drilling Co.*	950	4,721
RPC, Inc.	550	4,092
Sulphco, Inc.*	1,100	627
Superior Well Services, Inc.*	310	2,849
T-3 Energy Services, Inc.*	240	3,060
Trico Marine Services, Inc.*	240	1,493
Union Drilling, Inc.*	270	1,237
Willbros Group, Inc.*	740	7,208

Total Energy Equipment & Services		154,756

Food & Staples Retailing 0.8%
Andersons, Inc.(The)	340	5,573
Arden Group, Inc. — Class A	20	2,299
Casey’s General Stores, Inc.	960	20,400
Great Atlantic & Pacific Tea Co., Inc.*	670	4,770
Ingles Markets, Inc.-Class A	240	3,422
Nash Finch Co.	240	10,327
Pantry, Inc.(The)*	420	6,985
Pricesmart, Inc.	270	4,401
Ruddick Corp.	800	19,240
Spartan Stores, Inc.	420	7,804
Susser Holdings Corp.*	150	1,960
United Natural Foods, Inc.*	820	12,743
Village Super Market — Class A	120	3,305
Weis Markets, Inc.	210	6,533
Winn-Dixie Stores, Inc.*	1,030	14,152

Total Food & Staples Retailing		123,914

Food Products 1.9%
AgFeed Industries, Inc.*	380	551
Alico, Inc.	70	1,960
American Dairy, Inc.*	140	1,764
B&G Foods, Inc.-Class A	380	1,763
Cal-Maine Foods, Inc.	250	6,770
Calavo Growers, Inc.	200	2,440
Chiquita Brands International, Inc.*	820	11,464
Darling International, Inc.*	1,550	7,114
Diamond Foods, Inc.	310	7,961
Farmer Brothers Co.	130	2,647
Flowers Foods, Inc.	1,470	31,590
Fresh Del Monte Produce, Inc.*	800	19,280
Green Mountain Coffee Roasters, Inc.*	330	12,626
Griffin Land & Nurseries, Inc.	60	2,061
Hain Celestial Group, Inc.*	770	11,719
HQ Sustainable Maritime Industries, Inc.*	130	930
Imperial Sugar Co.	230	2,613
J&J Snack Foods Corp.	270	9,426
Lancaster Colony Corp.	380	13,836

		Market
	Shares	Value

Lance, Inc.	510	$9,603
Lifeway Foods, Inc.*	90	666
Omega Protein Corp.*	350	1,337
Ralcorp Holdings, Inc.*	1,070	63,365
Reddy Ice Holdings, Inc.	340	551
Sanderson Farms, Inc.	390	14,110
Smart Balance, Inc.*	1,190	8,651
Synutra International, Inc.*	200	1,814
Tootsie Roll Industries, Inc.	450	10,741
TreeHouse Foods, Inc.*	590	15,570
Zhongpin, Inc.*	350	3,630

Total Food Products		278,553

Gas Utilities 1.4%
Chesapeake Utilities Corp.	130	3,766
Laclede Group, Inc.	410	18,610
New Jersey Resources Corp.	800	32,072
Nicor, Inc.	860	29,421
Northwest Natural Gas Co.	500	21,470
Piedmont Natural Gas Co., Inc.	1,400	36,274
South Jersey Industries, Inc.	570	21,261
Southwest Gas Corp.	820	21,123
WGL Holdings, Inc.	940	30,174

Total Gas Utilities		214,171

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	410	6,486
Abiomed, Inc.*	650	8,768
Accuray, Inc.*	690	4,264
Align Technology, Inc.*	1,180	9,298
Alphatec Holdings, Inc.*	470	1,020
American Medical Systems Holdings, Inc.*	1,380	14,766
Analogic Corp.	250	6,250
Angiodynamics, Inc.*	460	6,256
Atrion Corp.	30	2,454
Cantel Medical Corp.*	240	3,598
Cardiac Science Corp.*	370	1,987
Conceptus, Inc.*	570	8,185
CONMED Corp.*	540	8,451
CryoLife, Inc.*	530	4,367
Cyberonics, Inc.*	450	6,925
Cynosure, Inc. — Class A*	180	1,408
DexCom, Inc.*	500	1,615
ev3, Inc.*	1,340	7,249
Exactech, Inc.*	140	1,784
Greatbatch, Inc.*	430	10,019
Haemonetics Corp.*	490	28,983
Hansen Medical, Inc.*	320	1,446
I-Flow Corp.*	410	1,685
ICU Medical, Inc.*	210	6,407
Immucor, Inc.*	1,330	36,854
Insulet Corp.*	350	2,779
Integra LifeSciences Holdings Corp.*	340	9,432
Invacare Corp.	610	11,627
IRIS International, Inc.*	350	3,486
Kensey Nash Corp.*	140	2,894
Masimo Corp.*	880	24,438
Medical Action Industries, Inc.*	270	2,322
Meridian Bioscience, Inc.	760	16,158
Merit Medical Systems, Inc.*	520	8,003
Micrus Endovascular Corp.*	300	3,384
Natus Medical, Inc.*	520	4,025
Neogen Corp.*	270	7,066
NuVasive, Inc.*	680	25,391
NxStage Medical, Inc.*	490	1,681
OraSure Technologies, Inc.*	890	2,563
Orthofix International NV*	320	5,107
Orthovita, Inc.*	1,260	3,641

7

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Palomar Medical Technologies, Inc.*	350	$3,098
Quidel Corp.*	540	6,642
RTI Biologics, Inc.*	1,020	2,499
Sirona Dental Systems, Inc.*	320	3,843
Somanetics Corp.*	230	3,367
SonoSite, Inc.*	320	6,077
Spectranetics Corp.*	600	1,800
Stereotaxis, Inc.*	520	1,326
STERIS Corp.	1,110	29,526
SurModics, Inc.*	290	5,751
Symmetry Medical, Inc.*	670	4,589
Synovis Life Technologies, Inc.*	240	3,910
Thoratec Corp.*	1,040	30,129
TomoTherapy, Inc.*	780	1,973
TranS1, Inc.*	230	1,438
Vision Sciences, Inc.*	320	410
Vnus Medical Technologies, Inc.*	250	4,003
Volcano Corp.*	900	11,763
West Pharmaceutical Services, Inc.	610	20,264
Wright Medical Group, Inc.*	710	14,725
Zoll Medical Corp.*	400	6,404

Total Health Care Equipment & Supplies		488,059

Health Care Providers & Services 3.2%
Air Methods Corp.*	200	3,900
Alliance Imaging, Inc.*	490	4,341
Almost Family, Inc.*	120	3,701
Amedisys, Inc.*	500	20,615
AMERIGROUP Corp.*	1,020	28,529
AMN Healthcare Services, Inc.*	640	4,352
Amsurg Corp.*	600	11,754
Assisted Living Concepts, Inc.-Class A*	1,040	4,129
athenahealth, Inc.*	390	14,071
Bio-Reference Labs, Inc.*	220	5,368
BMP Sunstone Corp.*	440	1,465
Capital Senior Living Corp.*	420	1,105
CardioNet, Inc.*	90	2,041
Catalyst Health Solutions, Inc.*	630	13,873
Centene Corp.*	820	14,539
Chemed Corp.	430	17,256
Chindex International, Inc.*	210	1,266
Corvel Corp.*	150	2,646
Cross Country Healthcare, Inc.*	580	4,344
Emergency Medical Services Corp. — Class A*	180	6,034
Emeritus Corp.*	370	3,060
Ensign Group, Inc.	160	2,634
Five Star Quality Care, Inc.*	600	1,146
Genoptix, Inc.*	160	5,424
Gentiva Health Services, Inc.*	480	12,134
Hanger Orthopedic Group, Inc.*	590	8,053
Healthsouth Corp.*	1,670	16,600
Healthspring, Inc.*	940	16,375
Healthways, Inc.*	670	9,259
HMS Holdings Corp.*	480	14,856
inVentiv Health, Inc.*	630	6,010
IPC The Hospitalist Co, Inc.*	120	2,297
Kindred Healthcare, Inc.*	530	7,192
Landauer, Inc.	180	12,344
LHC Group, Inc.*	280	7,451
Magellan Health Services, Inc.*	770	27,889
MedCath Corp.*	300	1,887
Molina Healthcare, Inc.*	260	4,560
MWI Veterinary Supply, Inc.*	190	3,977
National Healthcare Corp.	160	7,280
National Research Corp.	30	680
Nighthawk Radiology Holdings, Inc.*	440	1,874
Odyssey HealthCare, Inc.*	620	6,150

		Market
	Shares	Value

Owens & Minor, Inc.	780	$31,021
PharMerica Corp.*	580	9,535
Providence Service Corp.*	230	495
PSS World Medical, Inc.*	1,180	18,738
Psychiatric Solutions, Inc.*	1,050	27,300
RadNet, Inc.*	410	1,312
RehabCare Group, Inc.*	340	4,743
Res-Care, Inc.*	470	6,369
Skilled Healthcare Group, Inc.-Class A*	330	2,749
Sun Healthcare Group, Inc.*	820	9,291
Sunrise Senior Living, Inc.*	850	1,020
Triple-S Mgmt Corp.-Class B*	270	3,885
Universal American Corp.*	750	7,403
US Physical Therapy, Inc.*	230	2,806
Virtual Radiologic Corp.*	130	1,044

Total Health Care Providers & Services		472,172

Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc.	2,770	23,324
Computer Programs & Systems, Inc.	180	4,523
Eclipsys Corp.*	1,030	9,023
MedAssets, Inc.*	350	5,096
Omnicell, Inc.*	590	4,608
Phase Forward, Inc.*	810	10,935
Vital Images, Inc.*	300	3,393

Total Health Care Technology		60,902

Hotels, Restaurants & Leisure 2.1%
AFC Enterprises, Inc.*	480	2,304
Ambassadors Group, Inc.	360	2,977
Ameristar Casinos, Inc.	480	4,306
Bally Technologies, Inc.*	1,040	20,998
BJ’s Restaurants, Inc.*	330	3,663
Bluegreen Corp.*	240	420
Bob Evans Farms, Inc.	590	10,361
Buffalo Wild Wings, Inc.*	340	7,636
California Pizza Kitchen, Inc.*	400	4,144
CEC Entertainment, Inc.*	380	8,869
Cheesecake Factory, Inc.(The)*	1,140	9,895
Churchill Downs, Inc.	180	6,212
CKE Restaurants, Inc.	1,000	8,300
Cracker Barrel Old Country Store, Inc.	420	7,379
Denny’s Corp.*	1,810	3,113
DineEquity Inc.	330	2,917
Domino’s Pizza, Inc.*	750	5,018
Dover Downs Gaming & Entertainment, Inc.	270	861
Dover Motorsports, Inc.	290	450
Einstein Noah Restaurant Group, Inc.*	80	554
Gaylord Entertainment Co.*	780	8,268
Great Wolf Resorts, Inc.*	510	984
Isle of Capri Casinos, Inc.*	300	849
Jack in the Box, Inc.*	1,120	25,301
Krispy Kreme Doughnuts, Inc.*	1,070	1,487
Landry’s Restaurants, Inc.	220	1,421
Life Time Fitness, Inc.*	660	9,775
Lodgian, Inc.*	310	574
Luby’s, Inc.*	410	1,861
Marcus Corp.	380	3,925
Monarch Casino & Resort, Inc.*	220	2,253
Morgans Hotel Group Co.*	470	1,716
O’Charleys, Inc.	340	850
P.F. Chang’s China Bistro, Inc.*	460	8,156
Papa John’s International, Inc.*	420	7,984
Peet’s Coffee & Tea, Inc.*	270	5,486
Pinnacle Entertainment, Inc.*	1,140	7,729
Red Robin Gourmet Burgers, Inc.*	290	3,532
Rick’s Cabaret International, Inc.*	120	478

8

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Riviera Holdings Corp.*	190	$524
Ruby Tuesday, Inc.*	980	1,215
Ruth’s Hospitality Group Inc*	380	429
Shuffle Master, Inc.*	1,010	3,424
Six Flags, Inc.*	1,380	414
Sonic Corp.*	1,140	11,104
Speedway Motorsports, Inc.	260	3,754
Steak n Shake Co.(The)*	550	3,146
Texas Roadhouse, Inc. — Class A*	940	7,172
Town Sports International Holdings, Inc.*	330	653
Vail Resorts, Inc.*	560	13,059
Wendy’s/Arby’s Group, Inc.-Class A	7,540	38,002
WMS Industries, Inc.*	830	18,443

Total Hotels, Restaurants & Leisure		304,345

Household Durables 0.7%
American Greetings Corp. — Class A	860	3,732
Beazer Homes USA, Inc.*	750	772
Blyth, Inc.	460	1,569
Brookfield Homes Corp.	180	448
Cavco Industries, Inc.*	120	2,938
Champion Enterprises, Inc.*	1,480	681
CSS Industries, Inc.	150	2,275
Ethan Allen Interiors, Inc.	470	5,353
Furniture Brands International, Inc.	790	1,619
Helen of Troy, Ltd.*	570	5,968
Hooker Furniture Corp.	170	1,374
Hovnanian Enterprises, Inc. — Class A*	880	1,487
iRobot Corp.*	340	2,584
La-Z-Boy, Inc.	980	951
Libbey, Inc.	280	347
M/I Homes, Inc.	270	2,387
Meritage Homes Corp.*	580	6,392
National Presto Industries, Inc.	90	6,043
Palm Harbor Homes, Inc.*	190	673
Russ Berrie & Co., Inc.*	320	547
Ryland Group, Inc.	810	12,636
Sealy Corp.*	840	1,554
Skyline Corp.	130	2,610
Standard Pacific Corp.*	1,910	2,693
Tempur-Pedic International, Inc.	1,420	9,940
Tupperware Brands Corp.	1,180	24,261
Universal Electronics, Inc.*	270	3,046

Total Household Durables		104,880

Household Products 0.1%
Central Garden & Pet Co. — Class A*	1,220	7,320
WD-40 Co.	310	7,772

Total Household Products		15,092

Independent Power Producers & Energy Traders 0.2%
Black Hills Corp.	730	19,345
Ormat Technologies, Inc.	340	10,537
Synthesis Energy Systems, Inc.*	480	211
U S Geothermal, Inc.*	1,180	1,050

Total Independent Power Producers & Energy Traders		31,143

Industrial Conglomerates 0.3%
China Direct, Inc.*	130	168
Otter Tail Corp.	670	13,581
Raven Industries, Inc.	300	6,543
Seaboard Corp.	10	10,050
Standex International Corp.	240	3,684
Tredegar Corp.	460	7,590
United Capital Corp.*	30	582

Total Industrial Conglomerates		42,198

Insurance 3.7%
Ambac Financial Group, Inc.	5,450	6,213

		Market
	Shares	Value

American Equity Investment Life Holding Co.	1,040	$6,958
American Physicians Capital, Inc.	160	6,803
American Safety Insurance Holdings Ltd.*	200	2,444
Amerisafe, Inc.*	360	6,743
Amtrust Financial Services, Inc.	300	2,463
Argo Group International Holdings, Ltd.*	580	18,044
Aspen Insurance Holdings, Ltd.	1,620	35,802
Assured Guaranty, Ltd.	1,060	8,088
Baldwin & Lyons, Inc.-Class B	160	2,686
Castlepoint Holdings, Ltd.	640	8,691
Citizens, Inc.*	710	5,787
CNA Surety Corp.*	320	5,296
Crawford & Co. — Class B*	460	4,126
Delphi Financial Group-Class A	790	11,984
Donegal Group, Inc. — Class A	220	3,084
eHealth, Inc.*	470	6,495
EMC Insurance Group, Inc.	110	2,136
Employers Holdings, Inc.	940	12,728
Enstar Group, Ltd.*	110	5,957
FBL Financial Group, Inc.-Class A	240	2,474
First Acceptance Corp.*	330	927
First Mercury Financial Corp.*	280	3,094
Flagstone Reinsurance Holdings, Ltd.	570	4,782
Fpic Insurance Group, Inc.*	160	6,229
Greenlight Capital Re, Ltd.*	550	6,683
Hallmark Financial Services*	110	851
Harleysville Group, Inc.	250	7,110
Hilltop Holdings, Inc.*	860	8,600
Horace Mann Educators Corp.	770	7,199
Independence Holding Co.	120	360
Infinity Property & Casualty Corp.	270	10,368
IPC Holdings, Ltd.	890	22,837
Kansas City Life Insurance Co.	90	2,850
Maiden Holdings Ltd.	930	4,232
Max Capital Group, Ltd.	1,070	18,201
Meadowbrook Insurance Group, Inc.	1,050	6,374
Montpelier Re Holdings, Ltd.	1,770	25,028
National Financial Partners Corp.	750	1,928
National Interstate Corp.	120	1,906
National Western Life Insurance Co.-Class A	40	4,965
Navigators Group, Inc.*	250	12,835
NYMAGIC, Inc.	80	1,365
Odyssey Re Holdings Corp.	420	19,761
Phoenix Cos., Inc.	2,170	3,798
Platinum Underwriters Holdings, Ltd.	930	25,863
PMA Capital Corp. — Class A*	600	3,306
Presidential Life Corp.	410	3,965
ProAssurance Corp.*	610	28,829
RLI Corp.	350	19,771
Safety Insurance Group, Inc.	310	10,856
SeaBright Insurance Holdings, Inc.*	400	4,148
Selective Insurance Group, Inc.	1,010	15,503
State Auto Financial Corp.	270	5,967
Stewart Information Services Corp.	320	4,749
Tower Group, Inc.	380	9,527
United America Indemnity, Ltd.-Class A*	350	3,703
United Fire & Casualty Co.	430	8,621
Validus Holdings, Ltd.	1,220	27,840
Zenith National Insurance Corp.	710	19,908

Total Insurance		539,841

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc. — Class A*	500	1,255
Bidz.com, Inc.*	110	345
Blue Nile, Inc.*	250	5,055
Drugstore.Com*	1,590	1,574

9

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Gaiam, Inc. — Class A*	340	$1,214
NetFlix, Inc.*	770	27,828
NutriSystem, Inc.	580	7,476
Orbitz Worldwide, Inc.*	700	2,100
Overstock.com, Inc.*	290	3,184
PetMed Express, Inc.*	450	6,498
Shutterfly, Inc.*	370	2,446
Stamps.com, Inc.*	260	2,127

Total Internet & Catalog Retail		61,102

Internet Software & Services 1.8%
Ariba, Inc.*	1,630	12,453
Art Technology Group, Inc.*	2,450	4,190
AsiaInfo Holdings, Inc.*	660	5,762
Bankrate, Inc.*	240	8,006
Chordiant Software, Inc.*	570	1,340
comScore, Inc.*	340	4,287
Constant Contact, Inc.*	390	5,955
DealerTrack Holdings, Inc.*	760	8,656
Dice Holdings, Inc.*	300	858
Digital River, Inc.*	710	17,587
DivX, Inc.*	510	2,565
EarthLink, Inc.*	2,090	15,738
GSI Commerce, Inc.*	450	3,857
HSW International, Inc.*	530	122
InfoSpace, Inc.*	650	5,207
Internap Network Services Corp.*	960	2,582
Internet Brands, Inc. — Class A*	420	2,087
Internet Capital Group, Inc.*	740	3,189
Interwoven, Inc.*	870	13,720
j2 Global Communications, Inc.*	840	16,447
Keynote Systems, Inc.*	260	2,275
Knot, Inc.(The)*	540	3,715
Limelight Networks, Inc.*	550	1,683
Liquidity Services, Inc.*	280	1,996
LoopNet, Inc.*	560	3,640
Marchex, Inc.-Class B	450	2,255
MercadoLibre, Inc.*	480	6,437
ModusLink Global Solutions, Inc.*	880	2,050
Move, Inc.*	2,440	4,124
NIC, Inc.	760	4,058
Omniture, Inc.*	1,190	10,817
Perficient, Inc.*	610	2,385
Rackspace Hosting, Inc.*	330	1,617
RealNetworks, Inc.*	1,630	4,597
S1 Corp.*	890	5,936
SAVVIS, Inc.*	710	4,530
SonicWALL, Inc.*	1,010	3,555
SupportSoft, Inc.*	880	1,663
Switch & Data Facilities Co., Inc.*	390	2,683
TechTarget, Inc.*	260	1,006
Terremark Worldwide, Inc.*	1,000	3,510
TheStreet.com, Inc.	350	956
United Online, Inc.	1,470	8,996
ValueClick, Inc.*	1,650	10,313
Vignette Corp.*	470	3,276
VistaPrint, Ltd.*	840	19,236
Vocus, Inc.*	310	4,731
Web.com Group, Inc.*	530	1,590
Websense, Inc.*	860	9,632

Total Internet Software & Services		267,870

IT Services 1.6%
Acxiom Corp.	1,160	11,032
CACI International, Inc. — Class A*	570	25,735
Cass Information Systems, Inc.	130	3,099
China Information Security Technology, Inc*	440	1,346

		Market
	Shares	Value

Ciber, Inc.*	1,020	$4,447
CSG Systems International, Inc.*	660	9,570
Cybersource Corp.*	1,310	15,628
Euronet Worldwide, Inc.*	900	9,045
ExlService Holdings, Inc.*	270	2,147
Forrester Research, Inc.*	300	6,264
Gartner, Inc.*	1,130	16,001
Gevity HR, Inc.	470	945
Global Cash Access Holdings, Inc.*	760	2,060
Hackett Group Inc (The)*	780	2,192
Heartland Payment Systems, Inc.	460	4,172
iGate Corp.*	420	1,718
infoGROUP, Inc.	630	2,325
Integral Systems, Inc.*	320	3,498
Mantech International Corp. — Class A*	390	20,916
MAXIMUS, Inc.	340	12,634
NCI, Inc.-Class A*	120	3,600
Ness Technologies, Inc.*	750	2,977
Online Resources Corp.*	550	1,738
Perot Systems Corp.-Class A*	1,640	21,304
RightNow Technologies, Inc.*	530	3,095
Safeguard Scientifics, Inc.*	2,310	1,386
Sapient Corp.*	1,670	7,114
SRA International, Inc. — Class A*	810	13,227
Syntel, Inc.	250	5,387
TeleTech Holdings, Inc.*	690	5,582
TNS, Inc.*	470	3,887
VeriFone Holdings, Inc.*	1,300	6,019
Virtusa Corp.*	170	1,284
Wright Express Corp.*	740	8,628

Total IT Services		240,002

Leisure Equipment & Products 0.4%
Brunswick Corp.	1,660	4,615
Callaway Golf Co.	1,260	9,588
JAKKS Pacific, Inc.*	520	9,537
Leapfrog Enterprises, Inc.*	630	1,266
Marine Products Corp.	190	711
Nautilus, Inc.*	430	598
Polaris Industries, Inc.	630	13,400
Pool Corp.	910	14,423
RC2 Corp.*	330	1,917
Smith & Wesson Holding Corp.*	710	1,676
Steinway Musical Instruments*	130	1,503

Total Leisure Equipment & Products		59,234

Life Sciences Tools & Services 1.2%
Accelrys, Inc.*	510	1,928
Affymetrix, Inc.*	1,320	4,198
Albany Molecular Research, Inc.*	450	3,856
AMAG Pharmaceuticals, Inc.*	320	11,280
Bio-Rad Laboratories, Inc. — Class A*	360	22,874
Bruker Corp.*	960	3,869
Caliper Life Sciences, Inc.*	910	1,174
Cambrex Corp.*	550	1,798
Clinical Data, Inc.*	210	1,634
Dionex Corp.*	350	17,724
Enzo Biochem, Inc.*	610	2,983
eResearchTechnology, Inc.*	820	4,748
Exelixis, Inc.*	2,000	9,860
Kendle International, Inc.*	250	4,775
Life Sciences Research, Inc.*	170	1,122
Luminex Corp.*	780	15,888
Medivation, Inc.*	480	9,000
Nektar Therapeutics*	1,760	7,234
Parexel International Corp.*	1,080	10,681
PharmaNet Development Group, Inc.*	370	485
Sequenom, Inc.*	1,150	25,484

10

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Varian, Inc.*	560	$15,590

Total Life Sciences Tools & Services		178,185

Machinery 2.6%
3D Systems Corp.*	340	2,040
Actuant Corp.-Class A	1,060	17,469
Alamo Group, Inc.	120	1,506
Albany International Corp. — Class A	560	5,606
Altra Holdings, Inc.*	500	3,515
American Railcar Industries, Inc.	180	1,510
Ampco-Pittsburgh Corp.	160	2,958
Astec Industries, Inc.*	340	8,354
Badger Meter, Inc.	280	6,605
Barnes Group, Inc.	910	10,283
Blount International, Inc.*	730	6,117
Briggs & Stratton Corp.	940	13,903
Cascade Corp.	170	3,891
Chart Industries, Inc.*	540	4,568
China Fire & Security Group, Inc.*	270	1,787
CIRCOR International, Inc.	320	7,120
CLARCOR, Inc.	960	29,126
Colfax Corp.*	410	3,739
Columbus McKinnon Corp.*	360	4,579
Commercial Vehicle Group, Inc.*	410	410
Dynamic Materials Corp.	240	2,914
Energy Recovery, Inc.*	280	1,750
EnPro Industries, Inc.*	380	6,954
ESCO Technologies, Inc.*	490	17,366
Federal Signal Corp.	910	6,142
Flanders Corp.*	310	1,265
Flow International Corp.*	710	1,101
Force Protection, Inc.*	1,300	7,813
FreightCar America, Inc.	230	4,405
Gorman-Rupp Co.	270	6,912
Graham Corp.	190	1,892
Greenbrier Cos., Inc.	310	1,721
Hurco Cos., Inc.*	120	1,702
K-Tron International, Inc.*	50	3,586
Kadant, Inc.*	250	2,510
Kaydon Corp.	650	17,680
Key Technology, Inc.*	100	1,326
LB Foster Co. — Class A*	190	5,014
Lindsay Corp.	230	5,980
Lydall, Inc.*	320	1,181
Met-Pro Corp.	290	3,178
Middleby Corp.*	340	7,874
Mueller Industries, Inc.	710	14,285
Mueller Water Products, Inc.-Class A	2,190	14,826
NACCO Industries, Inc.-Class A	110	3,519
NN, Inc.	300	510
Nordson Corp.	640	19,334
Omega Flex, Inc.	60	936
PMFG, Inc.*	250	1,750
RBC Bearings, Inc.*	410	7,495
Robbins & Myers, Inc.	530	9,164
Sauer-Danfoss, Inc.	210	1,583
Sun Hydraulics Corp.	220	3,388
Tecumseh Products Co. — Class A*	310	2,542
Tennant Co.	320	4,333
Thermadyne Holdings Corp.*	250	875
Titan International, Inc.	650	5,044
Titan Machinery, Inc.*	140	1,421
Trimas Corp.*	280	403
Twin Disc, Inc.	170	1,117
Wabash National Corp.	580	1,636
Wabtec Corp.	920	27,536
Watts Water Technologies, Inc.-Class A	560	12,477

		Market
	Shares	Value

Xerium Technologies, Inc.*	390	$191

Total Machinery		379,717

Marine 0.1%
American Commercial Lines, Inc.*	680	2,747
Eagle Bulk Shipping, Inc.	890	4,753
Genco Shipping & Trading, Ltd.	460	7,153
Horizon Lines, Inc.-Class A	570	1,961
International Shipholding Corp.	110	2,365
TBS International, Ltd.*	200	1,968
Ultrapetrol Bahamas, Ltd.*	440	1,003

Total Marine		21,950

Media 0.8%
AH Belo Corp.-ClassA	390	780
Arbitron, Inc.	520	7,810
Belo Corp. — Class A	1,690	2,417
Charter Communications, Inc. — Class A*	7,750	698
Cinemark Holdings, Inc.	570	4,509
Citadel Broadcasting Corp.*	3,440	619
CKX, Inc.*	1,000	3,270
Cox Radio, Inc. — Class A*	450	2,272
Crown Media Holdings, Inc. — Class A*	210	347
Cumulus Media, Inc.-Class A*	500	860
Dolan Media Co.*	480	2,496
Entercom Communications Corp. — Class A	490	573
Entravision Communications Corp.-Class A*	1,070	899
Fisher Communications, Inc.	130	1,982
Global Sources, Ltd.*	320	1,370
Global Traffic Network, Inc.*	230	1,083
Gray Television, Inc.	810	267
Harte-Hanks, Inc.	700	4,410
Interactive Data Corp.	700	15,967
Journal Communications, Inc.-Class A	800	1,432
Knology, Inc.*	540	2,538
Lee Enterprises, Inc.	850	264
LIN TV Corp.-Class A*	510	357
Live Nation, Inc.*	1,440	7,531
Martha Stewart Living Omnimedia, Inc.-Class A*	480	1,123
Marvel Entertainment, Inc.*	930	25,584
McClatchy Co.-Class A	1,080	713
Media General, Inc. — Class A	430	839
Mediacom Communications Corp.-Class A*	750	4,050
National CineMedia, Inc.	800	8,064
Outdoor Channel Holdings, Inc.*	280	1,705
Playboy Enterprises, Inc. — Class B*	410	709
Primedia, Inc.	480	854
RCN Corp.*	720	2,650
RHI Entertainment, Inc.*	260	1,100
Scholastic Corp.	460	5,014
Sinclair Broadcast Group, Inc.-Class A	920	1,702
Valassis Communications, Inc.*	910	1,165
Value Line, Inc.	30	1,080
World Wrestling Entertainment, Inc. — Class A	400	3,896

Total Media		124,999

Metals & Mining 1.0%
Allied Nevada Gold Corp.*	860	4,300
AM Castle & Co.	310	2,623
AMCOL International Corp.	490	7,100
Apex Silver Mines, Ltd.*	1,120	398
Brush Engineered Materials, Inc.*	390	4,898
China Precision Stl, Inc.*	330	426
Coeur d’Alene Mines Corp.*	10,470	7,434
Compass Minerals International, Inc.	620	37,305
General Moly, Inc.*	1,190	1,071

11

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

General Stl Hldgs, Inc.*	200	$552
Haynes International, Inc.*	230	4,202
Hecla Mining Co.*	3,220	8,533
Horsehead Holding Corp.*	660	2,614
Kaiser Aluminum Corp.	300	7,452
Olympic Steel, Inc.	170	2,698
Royal Gold, Inc.	560	26,925
RTI International Metals, Inc.*	440	5,856
Stillwater Mining Co.*	750	3,112
Sutor Technology Group Ltd.*	150	282
Universal Stainless & Alloy*	130	1,885
Worthington Industries, Inc.	1,220	12,273

Total Metals & Mining		141,939

Multi-Utilities 0.3%
Avista Corp.	1,010	19,230
CH Energy Group, Inc.	300	15,174
PNM Resources, Inc.	1,640	16,466

Total Multi-Utilities		50,870

Multiline Retail 0.2%
99 Cents Only Stores*	890	7,458
Dillard’s, Inc. — Class A	1,080	4,698
Fred’s, Inc. — Class A	760	7,798
Retail Ventures, Inc.*	550	1,315
Tuesday Morning Corp.*	580	684

Total Multiline Retail		21,953

Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*	800	872
Alon USA Energy, Inc.	210	2,478
American Oil & Gas, Inc.*	700	574
APCO Argentina, Inc.	70	1,715
Approach Resources, Inc.*	170	1,173
Arena Resources, Inc.*	720	17,539
Atlas America, Inc.	660	8,382
ATP Oil & Gas Corp.*	530	2,369
Aventine Renewable Energy Holdings, Inc.*	560	258
Berry Petroleum Co. — Class A	810	5,962
Bill Barrett Corp.*	700	15,477
BMB Munai, Inc.*	760	882
BPZ Resources, Inc.*	1,140	6,566
Brigham Exploration Co.*	880	2,200
Callon Petroleum Co.*	400	844
Cano Petroleum, Inc.*	900	558
Carrizo Oil & Gas, Inc.*	520	7,207
Cheniere Energy, Inc.*	920	3,238
Clayton Williams Energy, Inc.*	100	3,980
Clean Energy Fuels Corp.*	470	3,252
Comstock Resources, Inc.*	870	33,173
Concho Resources, Inc.*	1,050	26,481
Contango Oil & Gas Co.*	250	11,150
Crosstex Energy, Inc.	760	2,523
CVR Energy, Inc.*	440	2,248
Delek US Holdings, Inc.	250	1,737
Delta Petroleum Corp.*	1,180	5,121
Dht Maritime, Inc.	750	4,657
Double Eagle Petroleum Co.*	160	938
Endeavour International Corp.*	2,160	1,490
Energy Partners, Ltd.*	610	708
Energy XXI Bermuda Limtited	2,280	1,596
Evergreen Energy, Inc.*	2,340	1,404
EXCO Resources, Inc.*	2,840	28,798
FX Energy, Inc.*	770	2,218
Gasco Energy, Inc.*	1,780	748
General Maritime Corp.	920	9,770
GeoGlobal Resources, Inc.*	720	821
GeoMet, Inc.*	350	438
Georesources, Inc.*	120	862

		Market
	Shares	Value

GMX Resources, Inc.*	320	$7,254
Golar LNG, Ltd.	670	4,127
Goodrich Petroleum Corp.*	430	12,427
Gran Tierra Energy, Inc.*	4,200	11,886
Greenhunter Energy, Inc.	3	—
GreenHunter Energy, Inc.*	90	340
Gulfport Energy Corp.*	500	1,915
Harvest Natural Resources, Inc.*	630	2,520
Houston American Energy Corp.	280	658
International Coal Group, Inc.*	2,420	5,856
James River Coal Co.*	520	7,051
Knightsbridge Tankers, Ltd.	330	4,983
McMoRan Exploration Co.*	1,140	7,627
Meridian Resource Corp.*	1,470	456
National Coal Corp.*	520	655
Nordic American Tanker Shipping, Ltd.	650	18,629
Northern Oil And Gas, Inc.*	410	1,296
Oilsands Quest, Inc.*	3,530	3,424
Pacific Ethanol, Inc.*	840	462
Panhandle Oil and Gas, Inc.-Class A	140	2,835
Parallel Petroleum Corp.*	790	1,912
Penn Virginia Corp.	790	16,274
Petroleum Development Corp.*	280	4,830
Petroquest Energy, Inc.*	820	5,191
PrimeEnergy Corp.*	20	611
Quest Resource Corp.*	520	203
RAM Energy Resources, Inc.*	880	792
Rentech, Inc.*	3,150	2,173
Rex Energy Corp.*	320	765
Rosetta Resources, Inc.*	980	5,949
Ship Finance International, Ltd.	800	9,088
Stone Energy Corp.*	600	5,148
Swift Energy Co.*	580	8,886
Teekay Tankers Ltd.	260	3,050
Toreador Resources Corp.*	320	762
Tri-Valley Corp.*	430	580
TXCO Resources, Inc.*	670	1,079
Uranium Resources, Inc.*	940	652
USEC, Inc.*	2,110	10,740
Vaalco Energy, Inc.*	1,120	8,411
Venoco, Inc.*	380	1,129
Warren Resources, Inc.*	1,110	1,998
Western Refining, Inc.	570	6,646
Westmoreland Coal Co.*	180	1,647
World Fuel Services Corp.	550	18,573

Total Oil, Gas & Consumable Fuels		433,897

Paper & Forest Products 0.3%
AbitibiBowater, Inc.*	1,010	768
Buckeye Technologies, Inc.*	750	2,190
Clearwater Paper Corp.*	210	2,375
Deltic Timber Corp.	200	7,914
Glatfelter	860	7,490
Kapstone Paper and Packaging Corp.*	340	609
Louisiana-Pacific Corp.	1,960	4,077
Mercer International, Inc.*	570	730
Neenah Paper, Inc.	280	1,884
Schweitzer-Mauduit International, Inc.	300	6,420
Verso Paper Corp.	270	181
Wausau Paper Corp.	840	7,988

Total Paper & Forest Products		42,626

Personal Products 0.4%
American Oriental Bioengineering, Inc.*	1,170	5,850
Chattem, Inc.*	330	22,308
China Sky One Med, Inc.*	150	2,104
Elizabeth Arden, Inc.*	460	2,682
Inter Parfums, Inc.	270	1,631

12

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Mannatech, Inc.	300	$807
Nu Skin Enterprises, Inc. — Class A	940	8,921
Prestige Brands Holdings, Inc.*	640	4,064
Schiff Nutrition International, Inc.*	180	866
USANA Health Sciences, Inc.*	130	3,017

Total Personal Products		52,250

Pharmaceuticals 1.3%
Acura Pharmaceuticals, Inc.*	160	720
Adolor Corp.*	870	1,740
Akorn, Inc.*	1,080	2,408
Alexza Pharmaceuticals, Inc.*	450	1,301
Ardea Biosciences, Inc.*	230	2,863
Auxilium Pharmaceuticals, Inc.*	780	23,837
Biodel, Inc.*	200	884
BioForm Medical, Inc.*	420	487
BioMimetic Therapeutics, Inc.*	250	2,017
Cadence Pharmaceuticals, Inc.*	380	2,736
Caraco Pharmaceutical Laboratories, Ltd.*	210	966
Columbia Laboratories, Inc.*	890	1,068
Cypress Bioscience, Inc.*	710	6,035
Depomed, Inc.*	970	2,095
Discovery Laboratories, Inc.*	1,840	2,079
Durect Corp.*	1,560	4,415
Inspire Pharmaceuticals, Inc.*	800	3,040
Javelin Pharmaceuticals, Inc.*	940	1,062
Jazz Pharmaceuticals, Inc.*	150	144
KV Pharmaceutical Co. — Class A*	630	410
MAP Pharmaceuticals, Inc.*	150	1,362
Medicines Co.(The)*	990	12,672
Medicis Pharmaceutical Corp. — Class A	1,070	14,905
MiddleBrook Pharmaceuticals, Inc.*	680	952
Noven Pharmaceuticals, Inc.*	470	4,667
Obagi Medical Products, Inc.*	340	2,275
Optimer Pharmaceuticals, Inc.*	490	5,140
Pain Therapeutics, Inc.*	650	4,316
Par Pharmaceutical Cos., Inc.*	660	8,125
Pozen, Inc.*	500	3,590
Questcor Pharmaceuticals, Inc.*	960	6,192
Salix Pharmaceuticals Ltd.*	910	7,280
Sucampo Pharmaceuticals, Inc. — Class A*	170	828
Valeant Pharmaceuticals International*	1,210	26,257
Viropharma, Inc.*	1,500	18,000
Vivus, Inc.*	1,310	6,432
XenoPort, Inc.*	480	12,538

Total Pharmaceuticals		195,838

Real Estate Investment Trusts (REITs) 4.8%
Acadia Realty Trust	629	7,343
Agree Realty Corp.	150	2,062
Alexander’s, Inc.	40	7,698
American Campus Communities, Inc.	800	17,096
American Capital Agency Corp.	190	3,796
Anthracite Capital, Inc.	1,120	1,893
Anworth Mortgage Asset Corp.	1,700	10,540
Arbor Realty Trust, Inc.	270	481
Ashford Hospitality Trust, Inc.	1,760	2,499
Associated Estates Realty Corp.	280	2,078
BioMed Realty Trust, Inc.	1,530	16,891
Capital Trust, Inc. — Class A	320	854
CapLease, Inc.	850	1,360
Capstead Mortgage Corp.	1,070	11,417
Care Investment Trust, Inc.	250	1,955
Cedar Shopping Centers, Inc.	730	4,475
Chimera Investment Corp.	2,590	8,547
Cogdell Spencer, Inc.	230	1,941
Colonial Properties Trust	900	6,615
Corporate Office Properties Trust	800	21,104

		Market
	Shares	Value

Cousins Properties, Inc.	830	$7,976
DCT Industrial Trust, Inc.	3,260	11,899
DiamondRock Hospitality Co.	1,800	7,380
DuPont Fabros Technology, Inc.	230	858
EastGroup Properties, Inc.	470	14,279
Education Realty Trust, Inc.	540	2,511
Entertainment Properties Trust	620	14,043
Equity Lifestyle Properties, Inc.	390	14,715
Equity One, Inc.	610	8,692
Extra Space Storage, Inc.	1,630	13,219
FelCor Lodging Trust, Inc.	1,200	1,740
First Industrial Realty Trust, Inc.	840	4,570
First Potomac Realty Trust	520	4,306
Franklin Street Properties Corp.	1,120	12,790
Friedman, Billings, Ramsey Group, Inc.-Class A*	2,810	506
Getty Realty Corp.	330	6,844
Glimcher Realty Trust	720	1,332
Gramercy Capital Corp.	790	940
Hatteras Financial Corp.	300	7,416
Healthcare Realty Trust, Inc.	1,120	18,491
Hersha Hospitality Trust	920	2,236
Highwoods Properties, Inc.	1,210	27,298
Home Properties, Inc.	600	21,534
Inland Real Estate Corp.	1,090	10,758
Investors Real Estate Trust	1,090	10,845
JER Investors Trust, Inc.	430	374
Kite Realty Group Trust	450	2,083
LaSalle Hotel Properties	760	6,331
Lexington Realty Trust	1,430	6,335
LTC Properties, Inc.	440	9,104
Maguire Properties, Inc.*	730	1,518
Medical Properties Trust, Inc.	1,260	5,733
MFA Mortgage Investments, Inc.	3,760	21,545
Mid-America Apartment Communities, Inc.	540	15,952
Mission West Properties	370	2,579
Monmouth Real Estate Investment Corp.-Class A	380	2,269
National Health Investors, Inc.	420	10,941
National Retail Properties, Inc.	1,490	21,501
Newcastle Investment Corp.	1,000	530
NorthStar Realty Finance Corp.	1,060	4,113
Omega Healthcare Investors, Inc.	1,560	22,823
One Liberty Properties, Inc.	150	922
Parkway Properties, Inc.	290	4,327
Pennsylvania Real Estate Investment Trust	670	2,968
Post Properties, Inc.	840	10,996
Potlatch Corp.	750	18,892
PS Business Parks, Inc.	290	12,441
RAIT Financial Trust	1,180	2,041
Ramco-Gershenson Properties	300	1,476
Realty Income Corp.	1,930	37,191
Redwood Trust, Inc.	620	7,868
Resource Capital Corp.	400	1,228
Saul Centers, Inc.	180	5,886
Senior Housing Properties Trust	2,180	35,272
Sovran Self Storage, Inc.	420	10,920
Strategic Hotels & Resorts, Inc.	1,410	1,932
Sun Communities, Inc.	310	3,720
Sunstone Hotel Investors, Inc.	921	3,969
Tanger Factory Outlet Centers	600	18,180
U-Store-It Trust	940	3,525
Universal Health Realty Income Trust	230	7,038
Urstadt Biddle Properties, Inc- Class A	390	5,768
Washington Real Estate Investment Trust	1,000	23,810
Winthrop Realty Trust	210	2,125

Total Real Estate Investment Trusts (REITs)		714,049

13

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	120	$3,114
Consolidated-Tomoka Land Co.	100	2,905
Forestar Real Estate Group, Inc.*	680	7,582
FX Real Estate and Entertainment, Inc.*	200	14
Grubb & Ellis Co.	660	416
Maui Land & Pineapple Co., Inc.*	90	831
Meruelo Maddux Properties, Inc.*	810	332
Stratus Properties, Inc.*	120	1,009
Tejon Ranch Co.*	210	4,588
Thomas Properties Group, Inc.	450	900

Total Real Estate Management & Development		21,691

Road & Rail 0.7%
Amerco, Inc.*	180	5,535
Arkansas Best Corp.	430	10,058
Celadon Group, Inc.*	420	3,284
Dollar Thrifty Automotive Group*	410	476
Genesee & Wyoming, Inc. — Class A*	580	15,759
Heartland Express, Inc.	1,060	14,268
Knight Transportation, Inc.	1,090	14,541
Marten Transport, Ltd.*	290	5,121
Old Dominion Freight Line, Inc.*	530	13,292
Patriot Transportation Holding, Inc.*	30	2,064
Saia, Inc.*	260	2,779
Universal Truckload Services, Inc.*	110	1,360
Werner Enterprises, Inc.	810	12,150
YRC Worldwide, Inc.*	1,090	3,139

Total Road & Rail		103,826

Semiconductors & Semiconductor Equipment 2.4%
Actel Corp.*	480	4,330
Advanced Analogic Technologies, Inc.*	870	2,619
Advanced Energy Industries, Inc.*	620	5,568
Amkor Technology, Inc.*	2,070	4,802
Anadigics, Inc.*	1,190	2,416
Applied Micro Circuits Corp.*	1,230	4,920
Asyst Technologies, Inc.*	940	254
Atheros Communications, Inc.*	1,130	13,571
ATMI, Inc.*	610	8,241
AuthenTec, Inc.*	480	797
Axcelis Technologies, Inc.*	1,950	556
Brooks Automation, Inc.*	1,210	5,530
Cabot Microelectronics Corp.*	450	10,242
Cavium Networks, Inc.*	580	5,278
Ceva, Inc.*	380	2,595
Cirrus Logic, Inc.*	1,230	3,469
Cohu, Inc.	440	4,391
Cymer, Inc.*	580	11,832
Diodes, Inc.*	550	3,564
DSP Group, Inc.*	440	2,864
Emcore Corp.*	1,390	1,835
Entegris, Inc.*	2,170	3,016
Entropic Communications, Inc.*	180	94
Exar Corp.*	710	4,807
FEI Co.*	690	12,558
Formfactor, Inc.*	930	14,471
Hittite Microwave Corp.*	370	9,479
IXYS Corp.	460	3,151
Kopin Corp.*	1,310	2,070
Kulicke & Soffa Industries, Inc.*	1,160	1,775
Lattice Semiconductor Corp.*	2,190	3,373
LTX — Credence Corp.*	2,380	690
Mattson Technology, Inc.*	940	921
Micrel, Inc.	940	7,144
Microsemi Corp.*	1,490	12,516
Microtune, Inc.*	1,030	1,761
MIPS Technologies, Inc.*	840	1,411

		Market
	Shares	Value

MKS Instruments, Inc.*	950	$13,348
Monolithic Power Systems, Inc.*	500	6,075
Netlogic Microsystems, Inc.*	320	6,787
NVE Corp.*	90	2,923
OmniVision Technologies, Inc.*	970	6,489
Pericom Semiconductor Corp.*	420	2,591
Photronics, Inc.*	800	1,272
PLX Technology, Inc.*	540	891
PMC — Sierra, Inc.*	4,160	20,259
Power Integrations, Inc.	580	11,293
RF Micro Devices, Inc.*	5,000	5,400
Rubicon Technology, Inc.*	250	1,428
Rudolph Technologies, Inc.*	580	1,630
Semitool, Inc.*	430	1,191
Semtech Corp.*	1,170	13,747
Sigma Designs, Inc.*	500	5,110
Silicon Image, Inc.*	1,390	5,101
Silicon Storage Technology, Inc.*	1,480	3,034
Sirf Technology Holdings, Inc.*	1,150	1,173
Skyworks Solutions, Inc.*	3,100	13,392
Spansion, Inc.-Class A*	2,420	162
Standard Microsystems Corp.*	430	5,956
Supertex, Inc.*	210	4,765
Techwell, Inc.*	290	1,639
Tessera Technologies, Inc.*	920	10,819
Trident Microsystems, Inc.*	1,160	1,972
TriQuint Semiconductor, Inc.*	2,720	5,494
Ultra Clean Holdings*	370	414
Ultratech, Inc.*	440	4,928
Veeco Instruments, Inc.*	610	2,946
Volterra Semiconductor Corp.*	480	3,360
Zoran Corp.*	980	5,821

Total Semiconductors & Semiconductor Equipment		350,321

Software 3.7%
ACI Worldwide, Inc.*	650	11,043
Actuate Corp.*	1,150	4,094
Advent Software, Inc.*	320	6,986
American Software, Inc.-Class A	430	1,785
ArcSight, Inc.*	130	1,208
Blackbaud, Inc.	850	9,460
Blackboard, Inc.*	590	14,992
Bottomline Technologies, Inc.*	420	2,806
Callidus Software, Inc.*	570	1,493
Commvault Systems, Inc.*	810	10,749
Concur Technologies, Inc.*	820	20,246
Deltek, Inc.*	240	790
DemandTec, Inc.*	370	2,479
Digimarc Corp.*	130	1,240
Double-Take Software, Inc.*	330	2,498
Ebix, Inc.*	120	2,455
Entrust, Inc.*	1,160	1,740
Epicor Software Corp.*	1,130	4,000
EPIQ Systems, Inc.*	670	11,872
Fair Isaac Corp.	920	11,684
FalconStor Software, Inc.*	730	2,329
Guidance Software, Inc.*	180	616
i2 Technologies, Inc.*	300	1,872
Informatica Corp.*	1,680	21,437
Interactive Intelligence, Inc.*	250	1,718
Jack Henry & Associates, Inc.	1,420	25,276
JDA Software Group, Inc.*	490	5,488
Kenexa Corp.*	430	2,920
Lawson Software, Inc.*	2,240	9,453
Macrovision Solutions Corp.*	1,570	20,583
Magma Design Automation, Inc.*	840	966
Manhattan Associates, Inc.*	470	7,210
Mentor Graphics Corp.*	1,730	8,062

14

RYDEX 2X RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

MICROS Systems, Inc.*	1,550	$22,320
MicroStrategy, Inc.-Class A*	170	6,579
Midway Games, Inc.*	220	55
Monotype Imaging Holdings, Inc.*	290	1,711
MSC.Software Corp.*	850	4,947
Net 1 UEPS Technologies, Inc.*	950	12,758
Netscout Systems, Inc.*	560	7,963
NetSuite, Inc.*	140	980
OpenTV Corp. — Class A*	1,650	1,980
Opnet Technologies, Inc.*	250	2,050
Parametric Technology Corp.*	2,190	19,710
Pegasystems, Inc.	270	3,664
Phoenix Technologies Ltd.*	520	1,342
Progress Software Corp.*	790	13,477
PROS Holdings, Inc.*	240	1,442
QAD, Inc.	240	614
Quality Systems, Inc.	330	12,302
Quest Software, Inc.*	1,380	17,209
Radiant Systems, Inc.*	530	1,834
Renaissance Learning, Inc.	180	1,301
Smith Micro Software, Inc.*	580	3,074
Solera Holdings, Inc.*	980	23,608
Sonic Solutions, Inc.*	420	550
Sourcefire, Inc.*	380	2,557
SPSS, Inc.*	340	8,731
SuccessFactors, Inc.*	460	3,096
Sybase, Inc.*	1,510	41,238
Symyx Technologies*	640	3,072
Synchronoss Technologies, Inc.*	390	3,319
Take-Two Interactive Software, Inc.	1,460	10,249
Taleo Corp. Class A*	490	4,131
TeleCommunication Systems, Inc. -Class A*	640	4,582
THQ, Inc.*	1,270	5,016
TIBCO Software, Inc.*	3,540	18,939
Tivo, Inc.*	1,940	13,949
Tyler Technologies, Inc.*	720	9,065
Ultimate Software Group, Inc.*	470	6,472
Unica Corp.*	270	1,323
Vasco Data Security International, Inc.*	510	3,458
Wind River Systems, Inc.*	1,290	10,281

Total Software		542,498

Specialty Retail 2.2%
Aaron Rents, Inc.	860	18,800
Aeropostale, Inc.*	1,270	26,810
America’s Car-Mart, Inc.*	190	1,727
Asbury Automotive Group, Inc.	610	2,184
Bebe Stores, Inc.	730	4,124
Big 5 Sporting Goods Corp.	410	2,157
Blockbuster, Inc. — Class A*	3,360	4,301
Borders Group, Inc.*	1,150	506
Brown Shoe Co., Inc.	800	3,752
Buckle, Inc.(The)	440	9,306
Build-A-Bear Workshop, Inc.*	320	1,344
Cabela’s, Inc.*	750	4,207
Cache, Inc.*	210	393
Casual Male Retail Group, Inc.*	710	270
Cato Corp. — Class A	530	7,012
Charlotte Russe Holding, Inc.*	400	2,060
Charming Shoppes, Inc.*	2,150	2,322
Chico’s FAS, Inc.*	3,350	13,266
Children’s Place Retail Stores, Inc.(The)*	440	8,276
Christopher & Banks Corp.	670	2,600
Citi Trends, Inc.*	270	2,573
Coldwater Creek, Inc.*	1,080	3,046
Collective Brands, Inc.*	1,220	13,017
Conn’s, Inc.*	190	2,310

		Market
	Shares	Value

Dress Barn, Inc.*	860	$7,413
DSW, Inc. — Class A*	250	2,495
Finish Line, Inc. — Class A	810	3,847
Genesco, Inc.*	360	5,544
Group 1 Automotive, Inc.	440	4,387
Gymboree Corp.*	540	13,230
Haverty Furniture Cos., Inc.	340	2,727
hhgregg, Inc.*	240	1,944
Hibbett Sports, Inc.*	540	7,349
Hot Topic, Inc.*	830	7,088
J. Crew Group, Inc.*	810	8,100
Jo-Ann Stores, Inc.*	480	6,130
Jos. A. Bank Clothiers, Inc.*	350	9,611
Lumber Liquidators, Inc.*	180	1,597
MarineMax, Inc.*	310	546
Men’s Wearhouse, Inc.(The)	980	11,417
Midas, Inc.*	260	2,275
Monro Muffler, Inc.	310	7,524
New York & Co, Inc.*	440	871
Pacific Sunwear of California, Inc.*	1,250	1,563
PEP Boys-Manny Moe & Jack	800	2,312
Pier 1 Imports, Inc.*	1,690	592
Rent-A-Center, Inc.*	1,270	18,859
Rex Stores Corp.*	150	870
Sally Beauty Holdings, Inc.*	1,790	8,467
Shoe Carnival, Inc.*	170	1,335
Sonic Automotive, Inc. — Class A	500	1,015
Stage Stores, Inc.	730	5,219
Stein Mart, Inc.*	480	562
Syms Corp.*	130	751
Systemax, Inc.	210	2,127
Talbots, Inc.	460	934
Tractor Supply Co.*	630	21,237
Tween Brands, Inc.*	470	1,264
Ulta Salon Cosmetics & Fragrance, Inc.*	390	2,274
Wet Seal, Inc.(The)-Class A*	1,750	4,567
Zale Corp.*	610	756
Zumiez, Inc.*	370	2,645

Total Specialty Retail		317,807

Textiles, Apparel & Luxury Goods 1.2%
American Apparel, Inc.*	640	1,299
Carter’s, Inc.*	1,080	18,349
Cherokee, Inc.	140	2,139
Columbia Sportswear Co.	240	6,893
Crocs, Inc.*	1,580	1,896
Deckers Outdoor Corp.*	250	13,060
FGX International Holdings, Ltd.*	260	3,224
Fossil, Inc.*	860	9,924
Fuqi Intl, Inc.*	190	903
G-III Apparel Group, Ltd.*	250	1,375
Iconix Brand Group, Inc.*	1,100	9,097
K-Swiss, Inc. — Class A	490	5,253
Kenneth Cole Productions, Inc. — Class A	170	1,086
Lululemon Athletica, Inc.*	370	2,516
Maidenform Brands, Inc.*	430	3,849
Movado Group, Inc.	300	2,304
Oxford Industries, Inc.	270	1,798
Perry Ellis International, Inc.*	230	883
Quiksilver, Inc.*	2,400	5,040
Skechers U.S.A., Inc.-Class A*	620	6,175
Steven Madden, Ltd.*	340	5,909
Timberland Co. — Class A*	910	10,001
True Religion Apparel, Inc.*	320	3,651
Under Armour, Inc. — Class A*	630	11,655
Unifi, Inc.*	860	1,582
Unifirst Corp.	270	7,085
Volcom, Inc.*	350	2,902

15

RYDEX 2X RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2009

		Market
	Shares	Value

Warnaco Group, Inc.*	870	$19,697
Weyco Group, Inc.	140	4,029
Wolverine World Wide, Inc.	950	17,233

Total Textiles, Apparel & Luxury Goods		180,807

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	460	3,243
Anchor BanCorp Wisconsin, Inc.	360	727
Bank Mutual Corp.	920	8,123
BankFinancial Corp.	370	3,563
Beneficial Mutual Bancorp, Inc.*	620	5,939
Berkshire Hills Bancorp, Inc.	230	5,410
Brookline Bancorp, Inc.	1,110	10,734
Brooklyn Fed Bancorp, Inc.	60	746
Clifton Savings Bancorp, Inc.	200	2,088
Corus Bankshares, Inc.	720	799
Danvers Bancorp, Inc.	340	4,281
Dime Community Bancshares	450	4,522
Doral Financial Corp.*	100	511
Encore Bancshares, Inc.*	120	541
ESSA Bancorp, Inc.	300	4,002
Federal Agricultural Mortgage Corp.-Class C	180	598
First Financial Holdings, Inc.	220	3,331
First Financial Northwest	430	3,724
First Niagara Financial Group, Inc.	2,250	29,385
First Place Financial Corp.	320	918
FirstFed Financial Corp.*	260	221
Flagstar Bancorp, Inc.*	1,140	684
Flushing Financial Corp.	410	3,247
Fox Chase Bancorp, Inc.*	120	1,186
Guaranty Financial Group, Inc.*	1,720	2,683
Home Federal Bancorp Inc/ID	120	1,079
Kearny Financial Corp.	340	3,669
Meridian Interstate Bancorp, Inc.*	200	1,750
NASB Financial, Inc.	60	1,246
NewAlliance Bancshares, Inc.	2,060	22,639
Northwest Bancorp, Inc.	320	5,939
OceanFirst Financial Corp.	170	2,179
Ocwen Financial Corp.*	680	6,052
Oritani Financial Corp.*	230	3,429
PMI Group, Inc.(The)	1,540	2,141
Provident Financial Services, Inc.	1,130	12,351
Provident New York Bancorp	760	7,220
Radian Group, Inc.	1,530	4,927
Rockville Financial, Inc.	170	1,941
Roma Financial Corp.	170	1,935
TrustCo Bank Corp.	1,440	9,648
United Community Financial Corp.	510	260
United Financial Bancorp, Inc.	340	4,661
ViewPoint Financial Group	210	2,997
Waterstone Financial Inc.*	130	321
Westfield Financial, Inc.	600	5,778
WSFS Financial Corp.	120	3,096

Total Thrifts & Mortgage Finance		206,464

Tobacco 0.2%
Alliance One International, Inc.*	1,690	4,056
Star Scientific, Inc.*	1,250	4,125
Universal Corp.	480	14,678
Vector Group, Ltd.	630	9,173

Total Tobacco		32,032

Trading Companies & Distributors 0.6%
Aceto Corp.	460	4,113
Aircastle Ltd.	890	3,631
Applied Industrial Technologies, Inc.	800	12,632
Beacon Roofing Supply, Inc.*	840	10,693
DXP Enterprises, Inc.*	140	1,901

		Market
	Shares	Value

H&E Equipment Services, Inc.*	310	$2,068
Houston Wire & Cable Co.	340	2,431
Interline Brands, Inc.*	620	4,960
Kaman Corp. — Class A	480	9,163
Lawson Products, Inc.	80	1,530
RSC Holdings, Inc.*	900	6,390
Rush Enterprises, Inc.-Class A*	640	5,824
TAL International Group, Inc.	280	2,934
Textainer Group Holdings, Ltd.	180	1,564
Watsco, Inc.	440	14,542

Total Trading Companies & Distributors		84,376

Transportation Infrastructure 0.0%(a)
CAI International, Inc.*	140	315

Total Transportation Infrastructure		315

Water Utilities 0.3%
American States Water Co.	330	11,408
Cadiz, Inc.*	230	2,134
California Water Service Group	370	16,095
Connecticut Water Service, Inc.	160	3,702
Consolidated Water Co., Ltd.	280	3,276
Middlesex Water Co.	250	4,138
SJW Corp.	250	6,723
Southwest Water Co.	470	2,106

Total Water Utilities		49,582

Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	1,280	10,470
FiberTower Corp.*	2,290	332
ICO Global Communications Holdings, Ltd.*	1,970	1,162
iPCS, Inc.*	330	1,637
Syniverse Holdings, Inc.*	980	13,289
TerreStar Corp.*	1,110	555
USA Mobility, Inc.*	440	4,651
Virgin Mobile USA, Inc. — Class A*	700	546

Total Wireless Telecommunication Services		32,642

Total Common Stocks (Cost $13,218,085)		12,578,542

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 2.1%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $314,004 on 02/02/09 collateralized by $290,000 FHLMC at 4.750% due 11/17/15 with a value of $322,625	$314,000	314,000

Total Repurchase Agreements (Cost $314,000)		314,000

Total Investments 87.2% (Cost $13,532,085)		12,892,542

Other Assets in Excess of Liabilities – 12.8%		1,896,653

Net Assets – 100.0%		$14,789,195

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED

March 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $6,993,080)	158	$(487,933)

16

RYDEX 2X RUSSELL 2000 ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Goldman Sachs February 2009 Russell 2000 Index Swap, Terminating 02/10/09 (Notional Market Value $9,913,454)**	22,351	$(505,148)

*	Non-Income Producing Security.

**	Total return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

FHLMC Federal Home Loan Mortgage Corporation

RYDEX INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 71.8%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $11,296,141 on 02/02/09 collateralized by $11,950,000 FNMA at 5.570% due 06/30/28 with a value of $11,525,775	$11,296,000	$11,296,000

Total Repurchase Agreements
(Cost $11,296,000)		11,296,000

Total Investments 71.8%
(Cost $11,296,000)		11,296,000

Other Assets in Excess of Liabilities — 28.2%		4,431,524

Net Assets — 100.0%		$15,727,524

		Unrealized
	Contracts	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT

March 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $28,237,880)	638	$1,517,578

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 Russell 2000 Index Swap, Terminating 03/26/09 (Notional Market Value $1,310,157)*	2,954	$(102,642)

Goldman Sachs February 2009 Russell 2000 Index Swap, Terminating 02/10/09 (Notional Market Value $2,021,441)*	4,558	(61,204)

(Total Notional Market Value $3,331,598)		$(163,846)

*	Total return based on S&P Russell 2000 Index +/- financing at a variable rate.

FNMA Federal National Mortgage Association

RYDEX 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 87.3%

Energy Equipment & Services 14.4%
Baker Hughes, Inc.	2,890	$96,295
BJ Services Co.	4,490	49,390
Cameron International Corp.*	2,830	65,543
ENSCO International, Inc.	1,950	53,352
Halliburton Co.	7,370	127,132
Nabors Industries, Ltd.*	4,360	47,742
National-Oilwell Varco, Inc.*	3,870	102,323
Noble Corp.	2,980	80,907
Rowan Cos., Inc.	2,570	32,536
Schlumberger, Ltd.	7,370	300,770
Smith International, Inc.	2,680	60,836
Weatherford International, Ltd.*	7,220	79,636

Total Energy Equipment & Services		1,096,462

Oil, Gas & Consumable Fuels 72.9%
Anadarko Petroleum Corp.	3,700	135,938
Apache Corp.	2,540	190,500
Cabot Oil & Gas Corp.	1,800	49,482
Chesapeake Energy Corp.	5,300	83,793
Chevron Corp.	13,429	947,013
ConocoPhillips	10,129	481,431
CONSOL Energy, Inc.	2,180	59,427
Devon Energy Corp.	3,270	201,432
El Paso Corp.	8,510	69,612
EOG Resources, Inc.	2,030	137,573
Eqt Corp.	1,720	58,876
Exxon Mobil Corp.	19,319	1,477,517
Hess Corp.	2,370	131,796
Marathon Oil Corp.	5,630	153,305
Massey Energy Co.	2,700	40,986
Murphy Oil Corp.	1,870	82,617
Noble Energy, Inc.	1,710	83,670
Occidental Petroleum Corp.	5,350	291,842
Peabody Energy Corp.	3,010	75,250
Pioneer Natural Resources Co.	2,680	39,235
Range Resources Corp.	1,860	66,662
Southwestern Energy Co.*	3,190	100,964
Spectra Energy Corp.	5,800	84,158
Sunoco, Inc.	1,420	65,774
Tesoro Corp.	3,130	53,930
Valero Energy Corp.	4,680	112,882
Williams Cos., Inc.	5,760	81,504
XTO Energy, Inc.	4,520	167,647

Total Oil, Gas & Consumable Fuels		5,524,816

Total Common Stocks (Cost $6,557,815)		6,621,278

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 12.3%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $931,012 on 02/02/09 collateralized by $985,000 FNMA at 5.570% due 06/30/28 with a value of $950,033	$931,000	$931,000

Total Repurchase Agreements (Cost $931,000)		931,000

Total Investments 99.6% (Cost $7,488,815)		7,552,278

Other Assets in Excess of Liabilities — 0.4%		30,388

Net Assets — 100.0%		$7,582,666

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston March 2009 S&P Select Sector Energy Index Swap, Terminating 03/26/09 (Notional Market Value $8,543,605)**	18,220	$(10,413)

*	Non-Income Producing Security.

**	Total return based on S&P Select Sector Energy Index + / - financing at a variable rate.

FNMA Federal National Mortgage Association

RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 82.9%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $1,463,018 on 02/02/09 collateralized by $1,200,000 FNMA at 6.250% due 05/15/29 with a value of $1,496,160	$1,463,000	$1,463,000

Total Repurchase Agreements (Cost $1,463,000)		1,463,000

Total Investments 82.9% (Cost $1,463,000)		1,463,000

Other Assets in Excess of Liabilities — 17.1%		301,021

Net Assets — 100.0%		$1,764,021

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 S&P Select Sector Energy Index Swap, Terminating 03/26/09 (Notional Market Value $3,508,206)*	7,481	$(245,748)

*	Total return based on S&P Select Sector Energy Index + / - financing at a variable rate.
FNMA Federal National Mortgage Association

RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 85.8%

Capital Markets 16.9%
American Capital, Ltd.	1,570	$4,490
Ameriprise Financial, Inc.	1,640	33,046
Bank of New York Mellon Corp.	8,690	223,681
Charles Schwab Corp.(The)	7,090	96,353
E*TRADE Financial Corp.*	4,260	4,856
Federated Investors, Inc. — Class B	670	13,078
Franklin Resources, Inc.	1,150	55,683
Goldman Sachs Group, Inc.(The)	3,350	270,445
Invesco Ltd.	2,920	34,427
Janus Capital Group, Inc.	1,200	6,300
Legg Mason, Inc.	1,080	17,345
Morgan Stanley	8,050	162,852
Northern Trust Corp.	1,690	97,209
State Street Corp.	3,270	76,093
T. Rowe Price Group, Inc.	1,960	54,057

Total Capital Markets		1,149,915

Commercial Banks 17.2%
BB&T Corp.	4,190	82,920
Comerica, Inc.	1,140	18,992
Fifth Third Bancorp	4,380	10,468
First Horizon National Corp.	1,560	14,851
Huntington Bancshares, Inc.	2,770	7,978
KeyCorp	3,750	27,300
M&T Bank Corp.	580	22,568
Marshall & Ilsley Corp.	1,970	11,249
PNC Financial Services Group, Inc.	3,240	105,365
Regions Financial Corp.	5,240	18,130
SunTrust Banks, Inc.	2,680	32,857
U.S. Bancorp	13,290	197,224
Wells Fargo & Co.	31,970	604,233
Zions Bancorp	870	12,980

Total Commercial Banks		1,167,115

Consumer Finance 3.8%
American Express Co.	8,790	147,056
Capital One Financial Corp.	2,970	47,045
Discover Financial Services	3,640	26,026
SLM Corp.*	3,540	40,533

Total Consumer Finance		260,660

Diversified Financial Services 21.1%
Bank of America Corp.	48,440	318,735
CIT Group, Inc.	2,730	7,617
Citigroup, Inc.	41,290	146,579
CME Group, Inc.	510	88,694
IntercontinentalExchange, Inc.*	550	31,312
JPMorgan Chase & Co.	28,280	721,423
Leucadia National Corp.*	1,340	21,333
Moody’s Corp.	1,470	31,487
Nasdaq OMX Group (The)*	1,030	22,475
NYSE Euronext	2,010	44,220

Total Diversified Financial Services		1,433,875

Insurance 18.1%
AFLAC, Inc.	3,530	81,931
Allstate Corp.	4,060	87,980
American International Group, Inc.	20,370	26,074
Aon Corp.	2,040	75,582
Assurant, Inc.	890	23,496
Chubb Corp.	2,700	114,966
Cincinnati Financial Corp.	1,230	26,974
Genworth Financial, Inc. — Class A	3,280	7,610
Hartford Financial Services Group, Inc.	2,280	30,005
Lincoln National Corp.	1,940	29,352
Loews Corp.	2,740	66,856

		Market
	Shares	Value

Marsh & McLennan Cos., Inc.	3,900	$75,387
MBIA, Inc.*	1,430	5,520
MetLife, Inc.	6,010	172,667
Principal Financial Group, Inc.	1,960	32,516
Progressive Corp.*	5,120	62,208
Prudential Financial, Inc.	3,210	82,657
Torchmark Corp.	640	19,200
Travelers Cos., Inc.(The)	4,430	171,175
Unum Group	2,510	35,542
XL Capital, Ltd. — Class A	2,510	7,279

Total Insurance		1,234,977

Real Estate Investment Trusts (REITs) 7.3%
Apartment Investment & Management Co. — Class A	890	7,915
AvalonBay Communities, Inc.	580	30,050
Boston Properties, Inc.	920	39,836
Developers Diversified Realty Corp.	910	4,368
Equity Residential	2,060	49,296
HCP, Inc.	1,910	44,579
Health Care REIT, Inc.	830	31,382
Host Hotels & Resorts, Inc.	3,960	21,305
Kimco Realty Corp.	1,740	25,021
Plum Creek Timber Co., Inc.	1,260	38,770
ProLogis	2,010	20,120
Public Storage, Inc.	950	58,777
Simon Property Group, Inc.	1,710	73,496
Vornado Realty Trust	1,040	52,843

Total Real Estate Investment Trusts (REITs)		497,758

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. — Class A*	1,690	6,084

Total Real Estate Management & Development		6,084

Thrifts & Mortgage Finance 1.3%
Hudson City Bancorp, Inc.	3,950	45,820
People’s United Financial, Inc.	2,640	43,190

Total Thrifts & Mortgage Finance		89,010

Total Common Stocks (Cost $6,896,280)		5,839,394

	Face
	Amount

REPURCHASE AGREEMENTS 14.3%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $970,012 on 02/02/09 collateralized by $1,030,000 FNMA at 5.570% due 06/30/28 with a value of $993,435	$970,000	$970,000

Total Repurchase Agreements (Cost $970,000)		970,000

Total Investments 100.1% (Cost $7,866,280)		6,809,394

Liabilities in Excess of Other Assets — (0.1)%		(6,352)

Net Assets — 100.0%		$6,803,042

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston March 2009 S&P Select Sector Financial Index Swap, Terminating 03/26/09 (Notional Market Value $7,704,614)**	83,837	$(2,139,582)

*	Non-Income Producing Security.

RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

**	Total return based on S&P Select Sector Financial Index + / - financing at a variable rate.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust

2

RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 123.2%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $5,690,071 on 02/02/09 collateralized by $6,020,000 FNMA at 5.570% due 06/30/28 with a value of $5,806,290	$5,690,000	$5,690,000

Total Repurchase Agreements (Cost $5,690,000)		5,690,000

Total Investments 123.2% (Cost $5,690,000)		5,690,000

Liabilities in Excess of Other Assets — (23.2)%		(1,070,780)

Net Assets — 100.0%		$4,619,220

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 S&P Select Sector Financial Index Swap, Terminating 03/26/09 (Notional Market Value $9,428,980)*	102,600	$(396,844)

*	Total return based on S&P Select Sector Financial Index + / - financing at a variable rate.
FNMA Federal National Mortgage Association

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 87.4%

Communications Equipment 11.6%
Ciena Corp.*	210	$1,310
Cisco Systems, Inc.*	8,279	123,937
Corning, Inc.	2,250	22,748
Harris Corp.	200	8,658
JDS Uniphase Corp.*	460	1,670
Juniper Networks, Inc.*	780	11,045
Motorola, Inc.	3,330	14,752
QUALCOMM, Inc.	2,350	81,192
Tellabs, Inc.*	680	2,808

Total Communications Equipment		268,120

Computers & Peripherals 20.5%
Apple, Inc.*	1,090	98,242
Dell, Inc.*	2,490	23,655
EMC Corp.*	2,930	32,347
Hewlett-Packard Co.	3,460	120,235
International Business Machines Corp.	1,900	174,135
Lexmark International, Inc. — Class A*	130	3,079
NetApp, Inc.*	510	7,563
QLogic Corp.*	220	2,490
SanDisk Corp.*	370	4,229
Sun Microsystems, Inc.*	1,170	4,867
Teradata Corp.*	280	3,677

Total Computers & Peripherals		474,519

Diversified Telecommunication Services 15.3%
AT&T, Inc.	8,329	205,060
CenturyTel, Inc.	160	4,342
Embarq Corp.	220	7,859
Frontier Communications Corp.	500	4,055
Qwest Communications International, Inc.	2,220	7,148
Verizon Communications, Inc.	4,010	119,779
Windstream Corp.	680	5,902

Total Diversified Telecommunication Services		354,145

Electronic Equipment & Instruments 1.4%
Agilent Technologies, Inc.*	530	9,582
Amphenol Corp. — Class A	270	7,060
Jabil Circuit, Inc.	380	2,212
Molex, Inc.	240	3,209
Tyco Electronics, Ltd.	680	9,629

Total Electronic Equipment & Instruments		31,692

Internet Software & Services 6.9%
Akamai Technologies, Inc.*	270	3,640
eBay, Inc.*	1,550	18,631
Google, Inc. — Class A*	320	108,329
VeriSign, Inc.*	300	5,793
Yahoo!, Inc.*	2,000	23,460

Total Internet Software & Services		159,853

IT Services 4.7%
Affiliated Computer Services, Inc. — Class A*	150	6,879
Automatic Data Processing, Inc.	730	26,521
Cognizant Technology Solutions Corp. — Class A*	440	8,241
Computer Sciences Corp.*	230	8,473
Convergys Corp.*	260	1,958
Fidelity National Information Services, Inc.	300	4,773
Fiserv, Inc.*	240	7,620
Mastercard, Inc. — Class A	110	14,936
Paychex, Inc.	470	11,416
Total System Services, Inc.	310	3,925
Western Union Co.	1,050	14,343

Total IT Services		109,085

		Market
	Shares	Value

Office Electronics 0.4%
Xerox Corp.	1,290	$8,566

Total Office Electronics		8,566

Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.*	1,100	2,409
Altera Corp.	450	6,921
Analog Devices, Inc.	440	8,791
Applied Materials, Inc.	1,950	18,271
Broadcom Corp. — Class A*	660	10,461
Intel Corp.	6,699	86,417
KLA-Tencor Corp.	260	5,210
Linear Technology Corp.	340	7,963
LSI Corp.*	1,070	3,403
MEMC Electronic Materials, Inc.*	360	4,896
Microchip Technology, Inc.	280	5,312
Micron Technology, Inc.*	1,290	4,799
National Semiconductor Corp.	330	3,346
Novellus Systems, Inc.*	180	2,482
NVIDIA Corp.*	820	6,519
Teradyne, Inc.*	360	1,732
Texas Instruments, Inc.	1,870	27,956
Xilinx, Inc.	420	7,077

Total Semiconductors & Semiconductor Equipment		213,965

Software 16.2%
Adobe Systems, Inc.*	770	14,869
Autodesk, Inc.*	350	5,796
BMC Software, Inc.*	280	7,092
CA, Inc.	580	10,434
Citrix Systems, Inc.*	280	5,891
Compuware Corp.*	420	2,730
Electronic Arts, Inc.*	490	7,566
Intuit, Inc.*	470	10,645
McAfee, Inc.*	230	7,013
Microsoft Corp.	10,809	184,834
Novell, Inc.*	630	2,331
Oracle Corp.*	5,539	93,221
Salesforce.com, Inc.*	160	4,258
Symantec Corp.*	1,220	18,703

Total Software		375,383

Wireless Telecommunication Services 1.2%
American Tower Corp. — Class A*	580	17,597
Sprint Nextel Corp.*	4,319	10,495

Total Wireless Telecommunication Services		28,092

Total Common Stocks (Cost $2,550,804)		2,023,420

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 11.2%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $259,003 on 02/02/09 collateralized by $215,000 FNMA at 6.250% due 05/15/29 with a value of $268,062	$259,000	$259,000

Total Repurchase Agreements (Cost $259,000)		259,000

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2009

Total Investments 98.6% (Cost $2,809,804)	2,282,420

Other Assets in Excess of Liabilities — 1.4%	33,470

Net Assets — 100.0%	$2,315,890

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston March 2009 S&P Select Sector Technology Index Swap, Terminating 03/26/09 (Notional Market Value $2,612,301)**	17,730	$(82,285)

*	Non-Income Producing Security.

**	Total return based on S&P Select Sector Technology Index +/- financing at a variable rate.

FNMA Federal National Mortgage Association

RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 86.3%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $2,344,029 on 02/02/09 collateralized by $2,480,000 FNMA at 5.570% due 06/30/28 with a value of $2,391,960	$2,344,000	$2,344,000

Total Repurchase Agreements (Cost $2,344,000)		2,344,000

Total Investments 86.3% (Cost $2,344,000)		2,344,000

Other Assets in Excess of Liabilities — 13.7%		371,964

Net Assets — 100.0%		$2,715,964

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 S&P Select Sector Technology Index Swap, Terminating 03/26/09 (Notional Market Value $5,452,726)*	37,008	$533

*	Total return based on S&P Select Sector Technology Index +/- financing at a variable rate.

FNMA Federal National Mortgage Association

RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Market
	Shares	Value

COMMON STOCKS 84.8%

Biotechnology 12.5%
Amgen, Inc.*	3,839	$210,569
Biogen Idec, Inc.*	1,080	52,542
Celgene Corp.*	1,660	87,897
Cephalon, Inc.*	250	19,295
Genzyme Corp.*	1,010	69,609
Gilead Sciences, Inc.*	3,339	169,521

Total Biotechnology		609,433

Health Care Equipment & Supplies 13.5%
Baxter International, Inc.	2,279	133,663
Becton, Dickinson & Co.	910	66,130
Boston Scientific Corp.*	5,499	48,776
C.R. Bard, Inc.	380	32,517
Covidien, Ltd.	1,830	70,162
Dentsply International, Inc.	540	14,531
Hospira, Inc.*	580	14,442
Intuitive Surgical, Inc.*	140	14,452
Medtronic, Inc.	4,069	136,271
St Jude Medical, Inc.*	1,280	46,554
Stryker Corp.	890	37,594
Varian Medical Systems, Inc.*	450	16,708
Zimmer Holdings, Inc.*	830	30,212

Total Health Care Equipment & Supplies		662,012

Health Care Providers & Services 13.0%
Aetna, Inc.	1,720	53,320
AmerisourceBergen Corp.	590	21,429
Cardinal Health, Inc.	1,320	49,698
CIGNA Corp.	1,030	17,881
Coventry Health Care, Inc.*	540	8,170
DaVita, Inc.*	380	17,860
Express Scripts, Inc.*	940	50,534
Humana, Inc.*	660	25,034
Laboratory Corp. of America Holdings*	390	23,088
McKesson Corp.	1,030	45,526
Medco Health Solutions, Inc.*	1,860	83,570
Patterson Cos., Inc.*	330	6,069
Quest Diagnostics, Inc.	600	29,610
Tenet Healthcare Corp.*	1,560	1,669
UnitedHealth Group, Inc.	4,419	125,190
WellPoint, Inc.*	1,890	78,340

Total Health Care Providers & Services		636,988

Health Care Technology 0.2%
IMS Health, Inc.	690	10,019

Total Health Care Technology		10,019

Life Sciences Tools & Services 2.1%
Life Technologies Corp.*	630	16,040
Millipore Corp.*	230	12,687
PerkinElmer, Inc.	430	5,427
Thermo Fisher Scientific Inc.*	1,520	54,613
Waters Corp.*	360	13,021

Total Life Sciences Tools & Services		101,788

Pharmaceuticals 43.5%
Abbott Laboratories	4,769	264,393
Allergan, Inc.	1,150	43,838
Bristol-Myers Squibb Co.	7,208	154,323
Eli Lilly & Co.	3,629	133,620
Forest Laboratories, Inc.*	1,110	27,794
Johnson & Johnson	10,057	580,188
King Pharmaceuticals, Inc.*	960	8,390
Merck & Co., Inc.	7,668	218,922
Mylan Inc.*	1,100	12,463
Pfizer, Inc.	24,444	356,394

		Market
	Shares	Value

Schering-Plough Corp.	5,958	$104,623
Watson Pharmaceuticals, Inc.*	400	10,912
Wyeth	4,849	208,362

Total Pharmaceuticals		2,124,222

Total Common Stocks (Cost $4,553,939)		4,144,462

	Face
	Amount

REPURCHASE AGREEMENTS 7.6%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $371,005 on 02/02/09 collateralized by $305,000 FNMA at 6.250% due 05/15/29 with a value of $380,274	$371,000	$371,000

Total Repurchase Agreements (Cost $371,000)		371,000

Total Investments 92.4% (Cost $4,924,939)		4,515,462

Other Assets in Excess of Liabilities — 7.6%		372,192

Net Assets — 100.0%		$4,887,654

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston March 2009 S&P Select Sector Health Care Index Swap, Terminating 03/26/09 (Notional Market Value $5,669,336)**	21,508	$59,996

*	Non-Income Producing Security.

**	Total return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

FNMA Federal National Mortgage Association

RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 82.5%

State Street Bank & Trust Co., 0.150%, dated 01/30/09, to be repurchased at $4,582,057 on 02/02/09 collateralized by $4,850,000 FNMA at 5.570% due 06/30/28 with a value of $4,677,825	$4,582,000	$4,582,000

Total Repurchase Agreements (Cost $4,582,000)		4,582,000

Total Investments 82.5% (Cost $4,582,000)		4,582,000

Other Assets in Excess of Liabilities — 17.5%		972,792

Net Assets — 100.0%		$5,554,792

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston March 2009 S&P Select Sector Health Care Index Swap, Terminating 03/26/09 (Notional Market Value $11,039,703)*	41,882	$(224,981)

*	Total return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

FNMA Federal National Mortgage Association

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

FEDERAL INCOME TAX COST
The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at January 31, 2009 were as follows:

				Net Unrealized
	Identified	Gross Unrealized	Gross Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Rydex Russell Top 50 ETF	638,780,051	59,797	(227,201,859)	(227,142,062)
Rydex S&P Equal Weight ETF	1,299,202,869	2,854,532	(581,414,273)	(578,559,741)
Rydex S&P 500 Pure Value ETF	19,468,802	186,640	(8,348,487)	(8,161,847)
Rydex S&P 500 Pure Growth ETF	32,148,622	298,879	(10,723,269)	(10,424,390)
Rydex S&P MidCap 400 Pure Value ETF	12,230,215	146,700	(4,722,199)	(4,575,499)
Rydex S&P MidCap 400 Pure Growth ETF	17,526,350	124,075	(5,493,451)	(5,369,376)
Rydex S&P SmallCap 600 Pure Value ETF	22,504,531	210,830	(7,754,940)	(7,544,110)
Rydex S&P SmallCap 600 Pure Growth ETF	8,100,028	90,172	(2,172,839)	(2,082,667)
Rydex S&P Equal Weight Materials ETF	6,581,483	39,695	(2,351,437)	(2,311,742)
Rydex S&P Equal Weight Industrials ETF	9,272,975	8,321	(3,108,859)	(3,100,538)
Rydex S&P Equal Weight Technology ETF	13,087,000	—	(6,462,727)	(6,462,727)
Rydex S&P Equal Weight Health Care ETF	47,451,806	307,355	(12,590,954)	(12,283,599)
Rydex S&P Equal Weight Consumer Staples ETF	11,738,152	68,400	(2,150,756)	(2,082,356)
Rydex S&P Equal Weight Consumer Discretionary ETF	14,198,193	489,872	(2,832,363)	(2,342,491)
Rydex S&P Equal Weight Energy ETF	8,920,811	—	(3,641,938)	(3,641,938)
Rydex S&P Equal Weight Financials ETF	12,423,476	21,580	(5,453,859)	(5,432,279)
Rydex S&P Equal Weight Utilities ETF	7,537,857	4,171	(1,454,449)	(1,450,278)
Rydex 2x S&P 500 ETF	126,518,405	1,082,600	(16,667,050)	(15,584,450)
Rydex Inverse 2x S&P 500 ETF	64,926,000	—	—	—
Rydex 2x S&P MidCap 400 ETF	5,152,589	173,054	(344,684)	(171,630)
Rydex Inverse 2x S&P MidCap 400 ETF	2,915,000	—	—	—
Rydex 2x Russell 2000® ETF	13,532,085	502,644	(1,142,187)	(639,543)
Rydex Inverse 2x Russell 2000® ETF	11,296,000	—	—	—
Rydex 2x S&P Select Sector Energy ETF	7,488,815	145,657	(82,194)	63,463
Rydex Inverse 2x S&P Select Sector Energy ETF	1,463,000	—	—	—
Rydex 2x S&P Select Sector Financial ETF	7,866,280	78,838	(1,135,724)	(1,056,886)
Rydex Inverse 2x S&P Select Sector Financial ETF	5,690,000	—	—	—
Rydex 2x S&P Select Sector Technology ETF	2,809,804	713	(528,097)	(527,384)
Rydex Inverse 2x S&P Select Sector Technology ETF	2,344,000	—	—	—
Rydex 2x S&P Select Sector Health Care ETF	4,924,939	74,266	(483,743)	(409,477)
Rydex Inverse 2x S&P Select Sector Health Care ETF	4,582,000	—	—	—
SECURITY VALUATION
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m. on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.
The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and distributions of net realized capital gains in the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in short sales, it maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

E. The Funds may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
Effective October 31, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets at January 31, 2009:

		Level 1		Level 2		Level 3
	Level 1	Other	Level 2	Other	Level 3	Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

Assets

Rydex Russell Top 50 ETF	$411,637,989	$—	$—	$—	$—	$—	$411,637,989
Rydex S&P Equal Weight ETF	720,643,128	—	—	—	—	—	720,643,128
Rydex S&P 500 Pure Value ETF	11,306,955	—	—	—	—	—	11,306,955.06
Rydex S&P 500 Pure Growth ETF	21,724,232	—	—	—	—	—	21,724,232
Rydex S&P MidCap 400 Pure Value ETF	7,654,716	—	—	—	—	—	7,654,716

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Level 1		Level 2		Level 3
	Level 1	Other	Level 2	Other	Level 3	Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

Rydex S&P MidCap 400 Pure Growth ETF	12,156,975	—	—	—	—	—	12,156,975

Rydex S&P SmallCap 600 Pure Value ETF	14,960,421	—	—	—	—	—	14,960,421
Rydex S&P SmallCap 600 Pure Growth ETF	6,017,361	—	—	—	—	—	6,017,361
Rydex S&P Equal Weight Materials ETF	4,269,741	—	—	—	—	—	4,269,741
Rydex S&P Equal Weight Industrials ETF	6,172,437	—	—	—	—	—	6,172,437

Rydex S&P Equal Weight Technology ETF	6,624,273	—	—	—	—	—	6,624,273

Rydex S&P Equal Weight Health Care ETF	35,168,207	—	—	—	—	—	35,168,207
Rydex S&P Equal Weight Consumer Staples ETF	9,655,795	—	—	—	—	—	9,655,795
Rydex S&P Equal Weight Consumer Discretionary ETF	11,855,702	—	—	—	—	—	11,855,702
Rydex S&P Equal Weight Energy ETF	5,278,873	—	—	—	—	—	5,278,873
Rydex S&P Equal Weight Financials ETF	6,991,197	—	—	—	—	—	6,991,197
Rydex S&P Equal Weight Utilities ETF	6,087,579	—	—	—	—	—	6,087,579
Rydex 2x S&P 500 ETF	110,933,955	—	—	—	—	—	110,933,955
Rydex Inverse 2x S&P 500 ETF	64,926,000	9,699,570	—	1,419,542	—	—	76,045,112
Rydex 2x S&P MidCap 400 ETF	4,980,959	—	—	—	—	—	4,980,959
Rydex Inverse 2x S&P MidCap 400 ETF	2,915,000	57,719	—	110,752	—	—	3,083,471
Rydex 2x Russell 2000 ETF	12,892,542	—	—	—	—	—	12,892,542
Rydex Inverse 2x Russell 2000 ETF	11,296,000	1,517,578	—	—	—	—	12,813,578
Rydex 2x S&P Select Sector Energy ETF	7,552,278	—	—	—	—	—	7,552,278
Rydex Inverse 2x S&P Select Sector Energy ETF	1,463,000	—	—	—	—	—	1,463,000

Rydex 2x S&P Select Sector Financial ETF	6,809,394	—	—	—	—	—	6,809,394
Rydex Inverse 2x S&P Select Sector Financial ETF	5,690,000	—	—	—	—	—	5,690,000
Rydex 2x S&P Select Sector Technology ETF	2,282,420	—	—	—	—	—	2,282,420
Rydex Inverse 2x S&P Select Sector Technology ETF	2,344,000	—	—	533	—	—	2,344,533
Rydex 2x S&P Select Sector Health Care ETF	4,515,462	—	—	59,996	—	—	4,575,458
Rydex Inverse 2x S&P Select Sector Health Care ETF	4,582,000	—	—	—	—	—	4,582,000

Liabilities

Rydex Russell Top 50 ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight ETF	—	—	—	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—	—

Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—	—

Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Materials ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Industrials ETF	—	—	—	—	—	—	—

Rydex S&P Equal Weight Technology ETF	—	—	—	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

		Level 1		Level 2		Level 3
	Level 1	Other	Level 2	Other	Level 3	Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

Rydex S&P Equal Weight Health Care ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Staples ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Energy ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Financials ETF	—	—	—	—	—	—	—
Rydex S&P Equal Weight Utilities ETF	—	—	—	—	—	—	—

Rydex 2x S&P500 ETF	—	8,347,538	—	3,892,495	—	—	12,240,033
Rydex Inverse 2x S&P500 ETF	—	—	—	—	—	—	—

Rydex 2x S&P MidCap 400 ETF	—	125,287	—	199,680	—	—	324,967
Rydex Inverse 2x S&P MidCap 400 ETF	—	—	—	82,986	—	—	82,986

Rydex 2x Russell 2000 ETF	—	487,933	—	505,148	—	—	993,081

Rydex Inverse 2x Russell 2000 ETF	—	—	—	163,846	—	—	163,846
Rydex 2x S&P Select Sector Energy ETF	—	—	—	10,413	—	—	10,413
Rydex Inverse 2x S&P Select Sector Energy ETF	—	—	—	245,748	—	—	245,748

Rydex 2x S&P Select Sector Financial ETF	—	—	—	2,139,582	—	—	2,139,582

Rydex Inverse 2x S&P Select Sector Financial ETF	—	—	—	396,844	—	—	396,844
Rydex 2x S&P Select Sector Technology ETF	—	—	—	82,285	—	—	82,285
Rydex Inverse 2x S&P Select Sector Technology ETF	—	—	—	—	—	—	—
Rydex 2x S&P Select Sector Health Care ETF	—	—	—	—	—	—	—
Rydex Inverse 2x S&P Select Sector Health Care ETF	—	—	—	224,981	—	—	224,981
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	March 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	March 24, 2009

By:	/s/ Nick Bonos
Nick Bonos
Treasurer

Date:	March 24, 2009